UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.      Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Social Media ETF (ticker: SOCL)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X E-commerce ETF (ticker: EBIZ)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Guru® Index ETF (ticker: GURU)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)

Annual Report
October 31, 2021
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Social Media ETF	68
Global X Lithium & Battery Tech ETF	72
Global X E-commerce ETF	77
Global X Emerging Markets Internet & E-commerce ETF	82
Global X SuperDividend® ETF	86
Global X SuperDividend® U.S. ETF	95
Global X MSCI SuperDividend® EAFE ETF	100
Global X MSCI SuperDividend® Emerging Markets ETF	105
Global X SuperDividend® REIT ETF	110
Global X NASDAQ 100® Covered Call ETF	114
Global X S&P 500® Covered Call ETF	120
Global X Russell 2000 Covered Call ETF	138
Global X Nasdaq 100® Covered Call & Growth ETF	140
Global X Global X S&P 500® Covered Call & Growth ETF	146
Global X SuperIncome™ Preferred ETF	164
Global X Renewable Energy Producers ETF	169
Global X S&P 500® Catholic Values ETF	175
Global X S&P Catholic Values Developed ex-US ETF	191
Global X Guru® Index ETF	217
Global X S&P 500® Tail Risk ETF	223
Global X S&P 500® Risk Managed Income ETF	241
Global X S&P 500® Collar 95-110 ETF	260
Global X NASDAQ 100® Tail Risk ETF	279
Global X NASDAQ 100® Risk Managed Income ETF	285
Global X NASDAQ 100® Collar 95-110 ETF	292
Statements of Assets and Liabilities	299
Statements of Operations	306
Statements of Changes in Net Assets	313
Financial Highlights	326
Notes To Financial Statements	342
Report of Independent Registered Public Accounting Firm	370
Disclosure of Fund Expenses	373
Liquidity Risk Management Program	377
Approval of Investment Advisory Agreement	378
Supplemental Information	383
Trustees and Officers of the Trust	384
Notice to Shareholders	387

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF
The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the price movements in shares of companies which are active in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index. A maximum of 50 components are included in the Underlying Index which are weighted according to freefloat market capitalization.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 17.94%, while the Underlying Index increased 18.58%. The Fund had a net asset value of $51.95 per share on October 31, 2020 and ended the reporting period with a net asset value of $61.26 per share on October 31, 2021.
During the reporting period, the highest returns came from AfreecaTV Co., Ltd. and Life360, Inc. Shs Chess Depository Interests Repr 3 Sh, which returned 216.79% and 198.34%, respectively. The worst performers were Kuaishou Technology Class B and Hello Pal International, Inc., which returned -75.15% and -72.42%, respectively.
The social media segment has seen robust growth since the beginning of the COVID-19 pandemic as consumers increase their engagement with these platforms to maintain social interactions with family, friends, and acquaintances. With over half of the world’s population now on social media platforms, businesses continue to rely on social media as a key advertising channel, resulting in strong revenue growth during the reporting period despite an uncertain economic backdrop. In addition, new forms of monetization such as social commerce, or the intersection between social media and e-commerce, are accelerating monetization opportunities for companies in the social media space. Sector weightings of the Fund were highest in Communication Services, at 92.8% during the reporting period. Geographically, the Fund maintained an average allocation of 44.1% to United States stocks, followed by China (29%) and South Korea (10.2%) during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	17.94%	17.16%	28.17%	28.05%	21.49%	21.42%	15.52%	15.48%
Solactive Social Media Total Return Index	18.58%	18.58%	28.92%	28.92%	22.18%	22.18%	16.14%	16.14%
MSCI ACWI (Net)	37.28%	37.28%	17.47%	17.47%	14.72%	14.72%	11.56%	11.56%

* The Fund commenced operations on November 14, 2011.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF
The Global X Lithium & Battery Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of the largest and most liquid listed companies active in exploration and/or mining of lithium or the production of lithium batteries, as defined by Solactive AG, the provider of the Underlying Index. The Underlying Index is calculated as a total return index and adjusted semi-annually.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 112.89%, while the Underlying Index increased 114.17%. The Fund had a net asset value of $42.86 per share on October 31, 2020 and ended the reporting period with a net asset value of $91.07 per share on October 31, 2021.
During the reporting period, the highest returns came from Pilbara Minerals Limited and L & F Co Ltd., which returned 501.41% and 377.22%, respectively. The worst performers were Tianneng Power International Limited and Galaxy Resources Ltd., which returned -27.6% and -26.81%, respectively.
Despite the unprecedented global disruptions caused by the COVID-19 pandemic, the electric vehicle (EV) theme is reaching an inflection point as consumers, original equipment manufacturers, and governments accelerate the shift away from internal combustion engines and towards battery-powered vehicles. During the reporting period, EV sales reached record highs, more than doubling the sales numbers from the previous year in countries such as China, the United States and Germany. As a result of the strong current and future expected demand, lithium prices have risen rapidly in 2021, creating positive tailwinds for lithium miners. On the battery front, the ability to efficiently, reliably, and inexpensively mass-produce lithium-ion cells was essential for growing the EV market. Battery prices continued to fall, albeit at a slower pace as raw material prices weighed on the cost of production. During the reporting period, the Fund had an average approximate stock exposure of 46% in China, 22% in the United States, 11% in South Korea, and 6% in Australia. By sector, it had the highest exposure to Materials, at 48%, followed by Industrials (21%), Information Technology (17%), and Consumer Discretionary (15%).

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech ETF	112.89%	113.51%	46.74%	47.33%	33.32%	33.45%	12.74%	12.94%
Solactive Global Lithium Index	114.17%	114.17%	46.89%	46.89%	33.36%	33.36%	13.12%	13.12%
MSCI ACWI Index	37.28%	37.28%	17.47%	17.47%	14.72%	14.72%	11.32%	11.32%

*Fund commenced operations on July 22, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Global X E-commerce ETF
The Global X E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the price movements in shares of companies which are active in the field of e-commerce, as defined by Solactive AG, the provider of the Underlying Index. This may include companies that operate e-commerce platforms, provide e-commerce software, analytics or services, and/or primarily sell goods and services online and generate the majority of their overall revenue from online retail.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 17.39%, while the Underlying Index increased 17.87%. The Fund had a net asset value of $26.79 per share on October 31, 2020 and ended the reporting period with a net asset value of $31.19 per share on October 31, 2021.
During the reporting period, the highest returns derived from Uxin Ltd. Sponsored ADR and Williams-Sonoma, Inc., which returned 150.00% and 106.76% respectively. The worst performers included Baozun, Inc. Sponsored ADR Class A and LendingTree, Inc., which returned -52.72% and -50.13% respectively.
The global e-commerce market continued to benefit from the COVID-19 pandemic over the reporting period, as consumers chose to purchase goods from afar. Even as countries loosened social distancing stipulations, consumers continued to turn to digital marketplaces for convenience and safety reasons. Although e-commerce sales as a percent of total retail sales in the United States fell somewhat with easing lockdowns, its market share is still well above comparable periods prior to the COVID-19 pandemic. Additionally, e-commerce vendors have proven more resilient than their brick-and-mortar counterparts to supply chain disruption caused by the COVID-19 pandemic. E-commerce companies tend to swap product offerings and source alternative suppliers quicker than conventional retailers, a valuable trait for adapting to the now rampant bottlenecks. During the reporting period, sector weightings were highest in Consumer Discretionary at 74%, followed by Communication Services (22.1%). Geographically, the Fund maintained an average allocation of 56.3% to United States stocks, followed by China (23.5%) and the United Kingdom (5.7%) during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X E-commerce ETF	17.39%	17.06%	28.88%	28.84%
Solactive E-commerce Index	17.87%	17.87%	29.45%	29.45%
MSCI ACWI (Net)	37.28%	37.28%	18.16%	18.16%

* The Fund commenced operations on November 27, 2018.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

Global X Emerging Markets Internet & E-commerce ETF
The Global X Emerging Markets Internet & E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ CTA Emerging Markets Internet & E-commerce Net Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are expected to benefit from further adoption of internet and e-commerce technologies in emerging markets, as defined by Nasdaq, Inc., the provider of the Underlying Index (the “Index Provider”) and the Consumer Technology Association (“CTA”). The Index Provider and the CTA jointly developed the eligibility and selection criteria for the Underlying Index. In order to be eligible for inclusion in the Underlying Index, a company must derive at least 50% of its revenue, operating income, or assets from: (i) internet-related services (including social media and online entertainment); (ii) internet retail commerce; (iii) internet search engine services; and/or (iv) software delivered via the internet.
From the inception of the Fund to the period ended October 31, 2021 (the “reporting period”), the Fund decreased 18.93%, while the Underlying Index decreased 18.41%. The Fund had a net asset value of $14.79 per share on November 9, 2020 and ended the reporting period with a net asset value of $11.99 per share on October 31, 2021.
During the reporting period, the highest returns derived from Kakao Corp. and Bilibili, Inc. Sponsored ADR Class Z, which returned 84.72% and 64.09%, respectively. The worst performers included New Oriental Education & Technology Group, Inc. Sponsored ADR and Koolearn Technology Holding Limited, which returned -87.22% and -82.29%, respectively.
Emerging markets, which tend to be most susceptible to downturns in the global economy, faced several challenges during the reporting period as COVID-19 variants lingered and spread, energy crises arose, and supply chain constraints heightened. The COVID-19 pandemic’s impact initially caused a setback in the progress emerging market economies made in previous decades due to a widening income gap and the lack of access to work-from-home capabilities that developed countries have. Despite the COVID-19 pandemic resurging sporadically in some regions and reducing expendable income for vulnerable workers, the primary sectors leading growth in developing economies amid the COVID-19 pandemic include Internet and E-Commerce. China, a primary emerging market, is the acting world leader in e-commerce, with an industry size nearly three times larger than that of the United States. Additionally, the country has nearly one billion internet users, representing more than

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

one-fifth of the global user base. Yet increasing regulatory scrutiny in China towards the end of the reporting period severely hurt the performance of many leading Chinese internet and e-commerce companies. During the reporting period, sector weightings of the Fund were highest in Communication Services at 56.7%, ahead of Consumer Discretionary at 35.4%. Geographically, the Fund maintained an average allocation of 70.1% to Chinese stocks, followed by South Korean (8.7%) and Brazilian (5.6%) during the reporting period.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Emerging Markets Internet & E-commerce ETF	-18.93%	-19.61%
NASDAQ CTA Emerging Markets Internet & E-commerce Net Total Return Index	-18.41%	-18.41%
MSCI Emerging Markets Index (Net)	8.22%	8.22%

* The Fund commenced operations on November 9, 2020.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF
The Global X SuperDividend® ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the price movements in shares of the 100 international companies with the highest dividend yield subject to several qualitative dividend outlook checks applied by Solactive AG, the provider of the Underlying Index. The components of the Underlying Index are weighted equally, and adjustments are conducted annually with additional quarterly dividend sustainability checks. The Underlying Index is a total return index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 32.21%, while the Underlying Index increased 32.62%. The Fund had a net asset value of $10.61 per share on October 31, 2020 and ended the reporting period with a net asset value of $13.01 per share on October 31, 2021.
During the reporting period, the highest returns derived from China Power International Development Ltd. and PhosAgro, which returned 185.4% and 127.65%, respectively. The worst performers included Hoegh LNG Partners LP and Yuzhou Group Holdings Co Ltd, which returned -69.9% and -67.43%, respectively.
The stocks held by the Fund have some of the highest dividend yields in the world. As the COVID-19 pandemic eased, high-dividend-yield sectors, such as Real Estate and Energy, strongly rallied during the reporting period, contributing to the Fund’s robust performance. The Fund’s strategy performed well during the fiscal year, given the low-interest-rate environment, outperforming the broader MSCI ACWI Index. During the reporting period, the Fund had an approximate average exposure of 27% to U.S. stocks, 16% to Chinese stocks, 8% to Hong Kong stocks, and 6% to U.K. stocks. By sector, it averaged an approximate exposure of 27% to Real Estate Investment Trusts, 25% to Financial Services, 14% to Energy, and 9% to Mortgage Materials.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	32.21%	32.24%	-4.19%	-4.18%	-1.13%	-1.11%	2.23%	2.39%
Solactive Global SuperDividend® Index	32.62%	32.62%	-4.09%	-4.09%	-0.90%	-0.90%	2.21%	2.21%
MSCI ACWI (Net)	37.28%	37.28%	17.47%	17.47%	14.72%	14.72%	11.32%	11.32%

* The Fund commenced operations on June 8, 2011.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF
The Global X SuperDividend® U.S. ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is maintained by Indxx, LLC, (the “Index Provider”). The Underlying Index tracks the performance of a maximum of 50 equally weighted common stocks, Master Limited Partnerships, and Real Estate Investment Trusts that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Underlying Index will have also paid dividends consistently over the last two years. The Underlying Index is comprised of securities that the Index Provider determines to have lower relative volatility than the market.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 42.53%, while the Underlying Index increased 42.80%. The Fund had a net asset value of $14.99 per share on October 31, 2020 and ended the reporting period with a net asset value of $20.13 per share on October 31, 2021.
During the reporting period, the highest returns derived from MPLX LP and Compass Diversified Holdings, which returned 96.26% and 88.46%, respectively. The worst performers included National Presto Industries, Inc. and PetMed Express, Inc., which returned -18.62% and -17.24%, respectively.
The Fund invests in many of the highest-yielding stocks in the United States. High-dividend investing is a value-oriented strategy, which seeks to produce low-volatility returns. The strategy performed well during the fiscal year, given the low-interest-rate environment and recovery from the COVID-19 pandemic, outperforming the broader S&P 500® Index. The Fund’s exposure to sectors aided by the reopening from the COVID-19 pandemic, such as Real Estate and Energy, added to the strong performance during the reporting period relative to the benchmark. During the fiscal year, by sector, the Fund averaged an exposure of 23% to Consumer Staples, 19% to Energy, 13% to Real Estate, and 12% to Utilities. Given the income-oriented nature of these sectors, they could be affected by changes in interest rates, particularly in the short term.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	42.53%	42.57%	0.73%	0.74%	3.41%	3.43%	4.23%	4.31%
Indxx SuperDividend® U.S. Low Volatility Index	42.80%	42.80%	0.91%	0.91%	3.94%	3.94%	4.78%	4.78%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	15.62%	15.62%

* The Fund commenced operations on March 11, 2013.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF
The Global X MSCI SuperDividend® EAFE ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities from international developed markets across Europe, Australasia, and the Far East as defined by MSCI, the provider of the Underlying Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 43.05%, while the Underlying Index increased 44.08%. The Fund had a net asset value of $11.44 per share on October 31, 2020 and ended the reporting period with a net asset value of $15.62 per share on October 31, 2021.
During the reporting period, the highest returns derived from Banco Bilbao Vizcaya Argentaria, S.A. and Klepierre S.A., which returned 121.69% and 101.38%, respectively. The worst performers included Rio Tinto Limited and Aurizon Holdings Ltd., which returned -22.39% and -12.96%, respectively.
The Fund tracks performance of 50 equally weighted companies that rank among the highest dividend yielding securities in Europe, Australasia, and the Far East. Developed international markets began recovering from the effects of the COVID-19 pandemic and value stocks, in particular, benefited from an improved global economy. A lifting of travel and lockdown restrictions boosted cyclical businesses and, by extension, the financial systems in developed markets. The recovery in Western European economies drove much of the Fund’s returns during the reporting period. During the reporting period, sector weighting reported highest in Financials (31.5%), followed by Communication Services (13.4%). The Fund has the highest average exposure to U.K. stocks at 22%, ahead of Japan (10.7%), France (9.4%), and Hong Kong (8.2%).

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021 *
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	43.05%	44.55%	4.86%	5.13%	6.61%	6.55%
MSCI EAFE Top 50 Dividend Index	44.08%	44.08%	5.48%	5.48%	7.14%	7.14%
MSCI EAFE Index (Net)	34.18%	34.18%	11.54%	11.54%	10.36%	10.36%

* The Fund commenced operations on November 14, 2016.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF
The Global X MSCI SuperDividend® Emerging Markets ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by MSCI, the provider of the Underlying Index. The Underlying Index may include components from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, India, Indonesia, Malaysia, Mexico, Pakistan, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and United Arab Emirates. The Underlying Index begins with the MSCI Emerging Markets Index, which is a capitalization weighted index, as its starting universe, and then follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 25.83%, while the Underlying Index increased 27.69%. The Fund had a net asset value of $9.53 per share on October 31, 2020 and ended the reporting period with a net asset value of $11.26 per share on October 31, 2021.
During the reporting period, the highest returns came from China Power International Development Ltd. and PhosAgro, which returned 185.4% and 127.65%, respectively. The worst performers included China Fortune Land Development Co Ltd. and China Aoyuan Group Limited, which returned -74.51% and -57.6%, respectively.
Stocks held in the Fund are among those with the highest dividend yields in the emerging markets. During the reporting period, the low-interest-rate environment globally, combined with effective COVID-19 vaccine distribution, accelerated the reopening of emerging economies, setting up economic recovery in many emerging nations. Emerging markets also benefited from escalating commodity prices on supply constraints, combined with elevated demand over the fiscal year. During the reporting period, the Fund averaged an approximate stock exposure of 27% in China, 10% in Russia, 8% in Brazil, and 8% in South Africa. By sector, it had the highest exposure to Financials (27%), followed by Real Estate (18%), Materials (14%), and Energy (12%) during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	25.83%	25.59%	2.12%	2.35%	0.48%	0.50%	1.80%	1.84%
Hybrid INDXX SuperDividend® Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index**	27.69%	27.69%	3.36%	3.36%	1.86%	1.86%	3.12%	3.12%
MSCI Emerging Markets Index (Net)	16.96%	16.96%	12.30%	12.30%	9.39%	9.39%	7.06%	7.06%

* The Fund commenced operations on March 16, 2015.
** Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF
The Global X SuperDividend® REIT ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of Real Estate Investment Trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index. Solactive AG screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the index provider.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 38.84%, while the Underlying Index increased 39.33%. The Fund had a net asset value of $7.56 per share on October 31, 2020 and ended the reporting period with a net asset value of $9.82 per share on October 31, 2021.
During the reporting period, the highest returns derived from Chimera Investment Corporation and Iron Mountain, Inc., which returned 105.78% and 86.79%, respectively. The worst performers included Fibra Uno and CapitaLand China Trust, which returned -8.26% and -7.91%, respectively.
The Fund invests in REITs, which have some of the highest dividend yields worldwide. During the reporting period, REITs registered solid performance, exploiting the robust recovery of the global economy from the COVID-19 pandemic. Given their higher yielding nature, REITs continued to catch investors’ attention in a low-interest-rate environment at the start of the fiscal year. As the reopening accelerated in the second quarter of 2021 and global mobility resumed, demand for real estate increased. Concerns about inflation also led investors to turn to REITs, since higher costs can often be passed along to tenants. During the reporting period, the Fund averaged an approximate exposure of 65% to Mortgage REITs and 35% to Financials. Geographically, the United States led average approximate exposure at 74%, followed by Canada (9%) and Australia (8%).

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	38.84%	38.46%	-5.15%	-5.23%	0.11%	0.06%	1.57%	1.56%
Solactive Global SuperDividend® REIT Index	39.33%	39.33%	-4.87%	-4.87%	0.60%	0.60%	2.11%	2.11%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	14.92%	14.92%

* The Fund commenced operations on March 16, 2015.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

Global X NASDAQ 100® Covered Call ETF
The Global X NASDAQ® 100 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE NASDAQ-100-100® BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a variety of the stocks included in the NASDAQ-100® Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) Reference Index covered call options. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume weighted average price determined at the close.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 23.89%, while the Underlying Index increased 24.46%. The Fund had a net asset value of $20.65 per share on October 31, 2020 and ended the reporting period with a net asset value of $22.82 per share on October 31, 2021.
During the reporting period, the highest returns derived from Moderna, Inc., and Tesla Inc., which returned 411.65% and 187.08%, respectively. The worst performers included Zoom Video Communications Inc., and Peloton Interactive Inc., which returned -40.41% and -34.61%, respectively.
The Fund invests in stocks on the NASDAQ-100® and “writes” or “sells” corresponding call options on the Reference Index. The strategy tends to produce higher yields in volatile and uncertain times, when it can collect higher option premiums. The Fund underperformed the benchmark, the NASDAQ-100®, during the reporting period, as volatility subsided over the fiscal year, reducing the amount of premiums received on written options. The Fund’s performance was affected as stocks rallied over the period, with progress in COVID-19 vaccinations leading to a shift from a stay-at-home economy to a reopening economy. The Fund collected high option premiums when the market was volatile, but the NASDAQ-100® market rally later in the period limited the upside at the Fund level due to the ATM options writing. The Fund benefited from the constituents of NASDAQ-100®, which performed positively during the reporting period. Given the Fund’s options-writing strategy, it loses profit potential if the Reference Index rises above the strike price of the index call option.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call ETF	23.89%	23.64%	10.74%	10.63%	11.67%	11.54%	9.34%	9.32%
Hybrid CBOE NASDAQ-100® BuyWrite Index/CBOE NASDAQ-100® BuyWrite V2 Index**	24.46%	24.46%	12.13%	12.13%	12.88%	12.88%	10.32%	10.32%
NASDAQ 100® Total Return Index	44.43%	44.43%	32.74%	32.74%	28.25%	28.25%	22.54%	22.54%

* The Fund commenced operations on December 11, 2013.
** Hybrid Index performance reflects the performance of the CBOE NASDAQ-100® BuyWrite Index through October 14, 2015 and CBOE NASDAQ-100® BuyWrite V2 Index thereafter.
The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
On October 14, 2015, Global X Management Company LLC (The “Advisor”) changed the Fund’s primary benchmark from the BXN Index to BXNT Index in connection with a change in the Fund’s principal strategies. The Advisor believes the BXNT Index is a better measure of the Fund’s performance. Returns reflect a blended benchmark.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements  (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

Global X S&P 500® Covered Call ETF
The Global X S&P 500® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500 BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the total rate of return of a S&P 500® Index covered call strategy. This strategy consists of holding a portfolio indexed to the S&P 500® Index and selling a succession of one-month at-the-money S&P 500® Index call options. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option, the Fund receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the S&P 500® Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 30.67%, while the Underlying Index increased 31.54%. The Fund had a net asset value of $42.45 per share on October 31, 2020 and ended the reporting period with a net asset value of $50.37 per share on October 31, 2021.
During the reporting period, the highest returns derived from Devon Energy Corporation and Diamondback Energy Inc., which returned 370.78% and 324.25%, respectively. The worst performers included Penn National Gaming Inc., and MarketAxess Holdings Inc., which returned -39.00% and -23.77%, respectively.
The Fund invests in stocks listed on the S&P 500® Index and “writes” or “sells” corresponding call options on the same index. The S&P 500® Index generated strong returns in the reporting period, reaching record levels, which contributed to the Fund’s performance. However, the Fund’s gains were constrained by call-option writing, leading to underperformance versus the broad S&P 500® Index. The Fund collected high option premiums when the market was volatile, but the stock rally later in the period affected its performance. The S&P 500® Index improved in the period with accommodative Federal Reserve policies, the reopening economy, and strong earnings. Given the Fund’s options-writing strategy, it cedes potential profit when the Underlying Index advances above the strike price of the index call option.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call ETF	30.67%	29.46%	9.46%	9.43%	9.99%	9.99%	8.93%	9.02%
Hybrid S&P 500® Stock Covered Call Index/CBOE S&P 500 2% OTM BuyWrite Index/CBOE S&P 500 BuyWrite Index**	31.54%	31.54%	10.53%	10.53%	10.62%	10.62%	9.18%	9.18%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	15.79%	15.79%

* The Fund commenced operations on June 21, 2013.
** Hybrid Index performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the CBOE S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the CBOE S&P 500 BuyWrite Index thereafter.
The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Global X Russell 2000 Covered Call ETF
The Global X Russell 2000 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Russell 2000 BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Underlying Index. In seeking to track the Underlying Index, the Fund follows a “buywrite” (also called a covered call) investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index or purchases other investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities, and also writes (or sells) call options that correspond to the Reference Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 38.82%, while the Underlying Index increased 39.62%. The Fund had a net asset value of $20.45 per share on October 31, 2020 and ended the reporting period with a net asset value of $25.18 per share on October 31, 2021.
During the reporting period, the Vanguard Russell 2000 ETF, the only holding of the Fund, returned 50.63%.
The Fund invests in the Vanguard Russell 2000 ETF, which invests in the underlying holdings of the Russell 2000 Index and “writes” or “sells” corresponding call options on the same index. During the reporting period, U.S. small cap stocks strongly rallied at the end of 2020 and in the early stages of 2021. However, small cap stocks did not perform as well for the rest of the reporting period, with waves of COVID-19 outbreaks, news about the Federal Reserve’s tapering plans, and inflation worries. The U.S. Dollar was generally on an upward trajectory, which helped domestic-oriented small cap stocks. High volatility in the small-cap space and broader market saw the Fund collect higher option premiums during the reporting period. Given the Fund’s options-writing strategy, it cedes potential profit when the Russell 2000 Index advances above the strike price of the index call option.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Russell 2000 Covered Call ETF	38.82%	38.88%	12.11%	12.14%
CBOE Russell 2000 BuyWrite Index	39.62%	39.62%	13.16%	13.16%
Russell 2000 Index	50.80%	50.80%	17.68%	17.68%

* The Fund commenced operations on April 17, 2019.
The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Global X Nasdaq 100® Covered Call & Growth ETF
The Global X Nasdaq 100® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Nasdaq-100® Half BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Nasdaq 100® Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until one day prior to expiration. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 33.42%, while the Underlying Index increased 34.37%. The Fund had a net asset value of $26.27 per share on October 31, 2020 and ended the reporting period with a net asset value of $33.09 per share on October 31, 2021.
During the reporting period, the highest returns came from Moderna Inc and Tesla Inc, which returned 411.65% and 187.08%, respectively. The worst performers included Zoom Video Communications Inc. and Peloton Interactive Inc, which returned -40.41% and -34.61%, respectively.
The Fund follows a “covered call” or “buy-write” strategy, buying stocks on the Nasdaq-100® and “writing” or “selling” corresponding call options on approximately 50% of the value of the portfolio of stocks on the same index. Over the reporting period, the Fund collected high option premiums when the market was volatile, and participated in some of the market rally in the Nasdaq-100®. Technology stocks performed well over the reporting period, with the higher adoption of technologies and the low interest rate environment. The Fund underperformed the Nasdaq-100® due to the call options written to generate income.

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Nasdaq 100® Covered Call & Growth ETF	33.42%	34.00%	29.92%	30.02%
CBOE NASDAQ-100 Half BuyWrite V2 Index**	34.37%	34.37%	30.67%	30.67%
NASDAQ-100® Index	44.43%	44.43%	40.33%	40.33%

* The Fund commenced operations on September 18, 2020.
** The CBOE NASDAQ-100 Half BuyWrite V2 Index measures the total rate of return of a hypothetical “covered call” strategy applied to the NASDAQ 100® Index that only writes half a unit of an at-the-money monthly Call option for every notional unit of the long position.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

Global X S&P 500® Covered Call & Growth ETF
The Global X S&P 500® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500 Half BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the S&P 500® Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of 500 industrial, information technology, utility and financial companies, amongst other sectors, and is regarded as generally representative of the U.S. stock market.
During the reporting period ended October 31, 2021 (the “reporting period”), the Fund increased 35.18%, while the Underlying Index increased 37.26%. The Fund had a net asset value of $24.69 per share on October 31, 2020 and ended the reporting period with a net asset value of $31.83 per share on October 31, 2021.
During the reporting period, the highest returns derived from Devon Energy Corporation and Diamondback Energy Inc., which returned 370.78% and 324.25%, respectively. The worst performers included Penn National Gaming Inc. and MarketAxess Holdings Inc., which returned -39.00% and -23.77%, respectively.
The Fund follows a “covered-call” or “buy-write” strategy, purchasing stocks on the Reference Index, and “writing” or “selling” corresponding call options on approximately 50% of the value of the portfolio of stocks on the Reference Index. Over the reporting period, it collected high option premiums when the market was volatile, but the stock rally later during the reporting period affected its returns to some extent, leading to underperformance in comparison to the Reference Index, which reached an all-time high.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call & Growth ETF	35.18%	35.38%	29.11%	28.86%
CBOE S&P 500 Half BuyWrite Index**	37.26%	37.26%	30.43%	30.43%
S&P 500® Index	42.91%	42.91%	35.98%	35.98%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

* The Fund commenced operations on September 18, 2020.
** The CBOE S&P 500 Half BuyWrite Index (the “BXMH Index”) measures the total rate of return of a hypothetical “covered call” strategy applied to the S&P 500 Composite Price Index (the “S&P 500® Index”) that only writes half a unit of an at-the-money monthly Call option for every notional unit of the long position.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF
The Global X SuperIncomeTM Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s Financial Services, LLC, a subsidiary of  the  McGraw-Hill  Companies  (“S&P”),  the provider  of  the  Underlying  Index. The Underlying Index is comprised of preferred stocks that meet certain  criteria  relating  to  size,  liquidity,  issuer  concentration  and  rating,  maturity  and  other  requirements,  as  determined  by  S&P.  The Underlying Index does  not  seek  to  directly reflect the performance of the companies issuing the preferred stock.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 13.71%, while the Underlying Index increased 14.56%. The Fund had a net asset value of $11.12 per share on October 31, 2020 and ended the reporting period with a net asset value of $11.94 per share on October 31, 2021.
During the reporting period, the highest returns derived from Sabre Corporation and Crestwood Equity Partners LP, which returned 103.17% and 84.75%, respectively. The worst performers included ViacomCBS Inc., and Becton Dickinson, which returned
-6.51% and -4.80%, respectively.
The Fund invests in preferred shares, with some of the highest dividend yields in the United States and Canada. Globally, effective COVID-19 vaccination programs drove economic growth during the reporting period. During the reporting period, accomodative Federal Reserve policies kept rates low and credit spreads tight, driving interest in higher yielding assets, such as preferred stock. Investors also refocused their attention on preferred stocks due to their considerable sector exposure to Financials, which benefits from a stronger economy. During the reporting period, the Fund had an approximate average sector exposure of 58% to Financials, 8% to Information Technology, and 6% to Energy.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		AnnualizedInception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	13.71%	14.41%	7.66%	7.75%	4.62%	4.59%	4.32%	4.51%
S&P Enhanced Yield North American Preferred Stock Index	14.56%	14.56%	8.28%	8.28%	5.19%	5.19%	4.95%	4.95%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	16.37%	16.37%

* Fund commenced operations on July 16, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

Global X Renewable Energy Producers ETF
The Global X Renewable Energy Producers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index. (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is a net total return index designed to track the performance of companies that are involved in the generation, distribution, transmission, or providing infrastructure to the renewable energy space, as defined by Indxx, the provider of the Underlying Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 15.37%, while the Underlying Index increased 15.96%. The Fund had a net asset value of $14.87 per share on October 31, 2020 and ended the reporting period with a net asset value of $16.82 per share on October 31, 2021.
During the reporting period, the highest returns came from China Longyuan Power Group Corp. Ltd. Class H and Gunkul Engineering Public Co. Ltd. NVDR, which returned 246.40% and 163.12%, respectively. The worst performers were Scatec ASA and Azure Power Global Ltd., which returned -48.25% and -37.25%, respectively.
Durable tailwinds resulted in solid performance for renewable energy producers despite significant obstacles over the reporting period. The COVID-19 pandemic continued to disrupt supply chains across several sectors, driving up prices and making it more difficult for renewable energy producers to acquire equipment or components. However, costs associated with renewable energy remained competitive against traditional energy sources in most markets, especially as oil and gas prices rallied higher. Increasing demand for power globally and mounting urgency to address climate change also drove the segment forward during the reporting period. Notably, the United States reported record renewable energy consumption in the first half of 2021, while key markets such as China, the European Union, and Canada continued to add capacity. Increasingly forthcoming international commitments coupled with new technologies such as green hydrogen could continue to expand the reach of clean energy. Sector weightings of the Fund were reported to be the highest in Utilities, at 88.3%. Geographically, the Fund maintained an average allocation of 14.6% to United States stocks, followed by New Zealand (9.6%) and Canada (8.5%).

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Renewable Energy Producers ETF	15.37%	15.43%	16.91%	16.89%	12.58%	12.39%	5.70%	5.69%
Hybrid Indxx Renewable Energy Producers Index**	15.96%	15.96%	17.50%	17.50%	13.09%	13.09%	6.10%	6.10%
MSCI ACWI (Net)	37.28%	37.28%	17.47%	17.47%	14.72%	14.72%	10.65%	10.65%

* Fund commenced operations on May 27, 2015.
**Hybrid index performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
High short term performance of the fund is unusual and investors should not expect such performance to be repeated.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF
The Global X S&P 500® Catholic Values ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index applies exclusion criteria to the constituents of the S&P 500® Index in order to create a benchmark aligned with the moral and social teachings of the Catholic Church. These values are consistent with the Socially Responsible Investment Guidelines outlined by the United States Conference of Catholic Bishops (USCCB). The Underlying Index is designed for investors who do not want to breach religious norms in their passive investment strategies. The Underlying Index is reweighted quarterly so that its sector exposures match the sector exposures of the S&P 500® Index..
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 43.54%, while the Underlying Index increased 43.94%. The Fund had a net asset value of $40.32 per share on October 31, 2020 and ended the reporting period with a net asset value of $57.22 per share on October 31, 2021.
During the reporting period, the highest returns came from Devon Energy Corporation and Diamondback Energy Inc., which returned 370.78% and 324.25%, respectively. The worst performers were MarketAxess Holdings Inc., and Incyte Corporation which returned -23.77% and -22.69%, respectively.
The Fund provides exposure to companies within the S&P 500® Index whose business practices align with the investment guidelines set by the USCCB. As of October 31, 2021, the Fund had 474 equity holdings compared with the 505 holdings of the S&P 500® Index. To mitigate the potential performance differences between the S&P 500® Index and the Fund, the Fund’s sector exposures are reweighted to align with those of the S&P 500® Index on a quarterly basis. Because of supportive fiscal and monetary policies in the U.S., during the reporting period the economy experienced a strong recovery and corporate profitability increased, all helping to propel equity markets. Over the reporting period, Information Technology had the highest average sector weighting of 28% in the Fund, followed by Health Care at 13% and Financials at 12%.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		AnnualizedInception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	43.54%	44.68%	21.56%	21.58%	18.99%	18.94%	17.51%	17.54%
S&P 500® Catholic Values Index	43.94%	43.94%	21.95%	21.95%	19.36%	19.36%	17.85%	17.85%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	17.50%	17.50%

* Fund commenced operations on April 18, 2016.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

Global X S&P Catholic Values Developed ex-US ETF
The Global X S&P Catholic Values Developed ex-U.S. ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex-U.S. Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to developed market equity securities outside the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index applies exclusion criteria to the constituents of the S&P EPAC ex-Korea Large Cap Index in order to create a benchmark aligned with Catholic values. These values are consistent with the Social Responsible Investment Guidelines outlined by the United States Conference of Catholic Bishops (USCCB). The Underlying Index is designed for investors who do not want to breach religious norms in their passive investment strategies. The Underlying Index is reweighted quarterly so that the Underlying Index’s sector exposures match the sector exposures of the S&P EPAC ex-Korea Large Cap Index.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 33.79%, while the Underlying Index increased 34.43%. The Fund had a net asset value of $24.98 per share on October 31, 2020 and ended the reporting period with a net asset value of $32.8 per share on October 31, 2021.
During the reporting period, the highest returns came from Ascendas REIT and Norsk Hydro ASA which returned 518.75% and 177.76%, respectively. The worst performers were China Evergrande New Energy Vehicle Group Ltd. and Alibaba Health Information Technology Ltd. which returned -86.88% and -63.38%, respectively.
The Fund provides exposure to companies in developed markets outside of the U.S., whose business practices align with the investment guidelines set by the USCCB. To mitigate the potential performance differences between the Fund and traditional International equity benchmarks, the Fund’s sector exposures are reweighted to align with those of the S&P EPAC ex-Korea Large Cap Index on a quarterly basis. During the reporting period, Financials had the highest average weighting of 17% in the Fund, followed by Industrials at 15% and Health Care at 13%. Geographically, the Fund had an approximate average exposure of 32% to Japan, 10% to Australia, 9% to the United Kingdom.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		AnnualizedInception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P Catholic Values Developed ex-US ETF	33.79%	34.40%	23.70%	24.16%
S&P Developed ex-U.S. Catholic Values Index	34.43%	34.43%	24.16%	24.16%
MSCI EAFE Index (Net)	34.18%	34.18%	23.73%	23.73%

* Fund commenced operations on June 22, 2020.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF
The Global X Global X Guru® Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG (the “Index Provider”) characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with concentrated top holdings are included in the selection process. Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity and equal weighted.
For the 12-month period ended October 31, 2021 (the “reporting period”), the Fund increased 37.43%, while the Underlying Index increased 37.36%. The Fund had a net asset value of $37.31 per share on October 31, 2020 and ended the reporting period with a net asset value of $50.24 per share on October 31, 2021.
During the reporting period, the highest returns came from Tenet Healthcare Corporation and Cheniere Energy Inc., which returned 192.01% and 116%, respectively. The worst performers were Turning Point Therapeutics, Inc. and Amicus Therapeutics Inc., which returned -64.43% and -49.52%, respectively.
The Fund’s investments are among the highest-conviction U.S.-listed equity positions reported on Form 13F by major hedge funds. Over the reporting period, the Fund delivered positive performance but trailed the S&P 500® Index. Quarterly rebalancing results in dynamic exposures, which can change significantly through the year. The Fund benefited from its exposure to the Information Technology, Consumer Discretionary, and Communication Services sectors, which delivered strong performance compared to other sectors. The Fund’s underperformance relative to the S&P 500® Index was primarily the result of more limited exposure in the Information Technology sector, as well as underperformance in stock selection in that sector. Poor stock selection in the Health Care sector also negatively contributed to performance relative to the S&P 500® Index.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	37.43%	37.93%	20.16%	20.18%	17.85%	17.87%	15.18%	15.19%
Solactive Guru Index	37.36%	37.36%	20.23%	20.23%	18.05%	18.05%	15.53%	15.53%
S&P 500® Index	42.91%	42.91%	21.48%	21.48%	18.93%	18.93%	16.89%	16.89%

* The Fund commenced operations on June 4, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Tail Risk ETF

Global X S&P 500® Tail Risk ETF
The Global X S&P 500® Tail Risk ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Tail Risk Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index and applies a protective put strategy (i.e. long put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the S&P 500® Index.
From the inception of the Fund to the period ended October 31, 2021 (the “reporting period”), the Fund increased 1.43%, while the Underlying Index increased 1.59%. The Fund had a net asset value of $27.33 per share on August 25, 2021 and ended the reporting period with a net asset value of $27.72 per share on October 31, 2021.
During the reporting period, the highest returns came from Tesla Inc., and Coterra Energy Inc., which returned 56.64% and 45.53%, respectively. The worst performers were Biogen Inc., and DaVita Inc., which returned -22.19% and -21.05%, respectively.
The Fund invests in the stocks in the S&P 500® Index, while buying OTM put options on the S&P 500® Index. While the strategy provides uncapped growth potential, it offers a measure of downside risk, mitigating significant selloffs of greater than approximately -10% between the purchase of the put option and its expiration in three months. Since its launch, the Fund has benefited from the S&P 500’s equity market rally. Accommodative monetary policies and earnings growth drove some of the Underlying Index’s gains during the reporting period. Nonetheless, the gains were pared by costs associated with protection-buying puts, causing a measure of underperformance versus the S&P 500® Index.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Tail Risk ETF	1.43%	1.54%
Cboe S&P 500 Tail Risk Index	1.59%	1.59%
S&P 500® Index	2.66%	2.66%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Tail Risk ETF

* The Fund commenced operations on August 25, 2021.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Risk Managed Income ETF

Global X S&P 500® Risk Managed Income ETF
The Global X S&P 500® Risk Managed Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the S&P 500® Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options is greater than the premium paid when buying the put options.
From the inception of the Fund to the period ended October 31, 2021 (the “reporting period”), the Fund increased 1.60%, while the Underlying Index increased 1.82%. The Fund had a net asset value of $26.77 per share on August 25, 2021 and ended the reporting period with a net asset value of $26.83 per share on October 31, 2021.
During the reporting period, the highest returns derived from Tesla Inc. and Coterra Energy Inc., which returned 56.64% and 45.53%, respectively. The worst performers included Biogen Inc. and DaVita Inc., which returned -22.19% and -21.05%, respectively.
The Fund’s options collar strategy tends to produce higher yields in volatile and uncertain times, allowing the Fund to collect higher option premiums and mitigate risks arising from a major market selloff through the purchase of protective puts. Since its launch, the Fund has been earning income from the volatility inherent to equities; as volatility increases, option premiums become more expensive, resulting in a greater net credit when selling the ATM call option and buying the OTM put option. The S&P 500® also finished modestly higher in the period, benefiting the Fund.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Risk Managed Income ETF	1.60%	1.64%
CBOE S&P 500 Risk Managed Income Index	1.82%	1.82%
S&P 500® Index	2.66%	2.66%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Risk Managed Income ETF

* The Fund commenced operations on August 25, 2021.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Collar 95-110 ETF

Global X S&P 500® Collar 95-110 ETF
The Global X S&P 500® Collar 95-110 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 3-Month Collar 95-110 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index and applies an options collar strategy (i.e., a mix of short call options and long put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the S&P 500® Index.
From the inception of the Fund to the period ended October 31, 2021 (the “reporting period”), the Fund increased 1.06%, while the Underlying Index increased 1.12%. The Fund had a net asset value of $27.28 per share on August 25, 2021 and ended the reporting period with a net asset value of $27.57 per share on October 31, 2021.
During the reporting period, the highest returns came from Tesla Inc. and Coterra Energy Inc., which returned 56.64% and 45.53%, respectively. The worst performers were Biogen Inc. and DaVita Inc., which returned -22.19% and -21.05%, respectively.
The Fund invests in the stocks in the S&P 500® Index, while applying a net-debit options collar strategy, meaning the cost of the purchased put option is expected to surpass the premiums received from selling the call option. The strategy is designed for investing in a broad basket of U.S. equities, while capping the upside at 10% over the three-month option period and limiting the downside to 5%. The intention is to balance between limiting the downside and retaining upside potential, while ensuring the strategy is not too costly to implement. Returns during the reporting period finished modestly higher as market expectations were tapered with hawkish monetary policies and concerns about potential further waves of COVID-19 outbreaks. Since its launch, the Fund’s returns were range-bound within the collar strategy the Fund is designed to implement.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Collar 95-110 ETF	1.06%	1.17%
Cboe S&P 500 3-Month Collar 95-110 Index	1.12%	1.12%
S&P 500® Index	2.66%	2.66%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Collar 95-110 ETF

* The Fund commenced operations on August 25, 2021.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Tail Risk ETF

Global X NASDAQ 100® Tail Risk ETF
The Global X NASDAQ® 100 Tail Risk ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ -100 Quarterly Protective Put 90 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ-100® Index and applies a protective put strategy by purchasing long put options on the NASDAQ-100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ-100® Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the NASDAQ-100® Index.
From the inception of the Fund to period ended October 31, 2021 (the “reporting period”), the Fund increased 1.83%, while the Underlying Index increased 1.8%. The Fund had a net asset value of $25.13 per share on August 25, 2021 and ended the reporting period with a net asset value of $25.59 per share on October 31, 2021.
During the reporting period, the highest returns came from Tesla Inc. and Atlassian Corp PLC which returned 56.64% and 29.63%, respectively. The worst performers were Biogen Inc. and Peloton Interactive Inc., which returned -22.19% and -21.34%, respectively.
The Fund invests in the stocks in the NASDAQ-100® Index, while buying OTM put options on the same index. While the strategy provides uncapped growth potential, it offers a measure of downside risk, mitigating significant selloffs of greater than approximately -10% between the purchase of the put and the options’ expiration in three months. Tail risk strategies can crimp potential downside risks while helping investors participate in rising markets. Since its launch, the Fund has benefited from the equity rally in the underlying stocks of the NASDAQ-100® Index. Nonetheless, the gains have been pared by costs associated with protection-buying puts, causing a measure of underperformance versus the NASDAQ-100® Index.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X NASDAQ 100® Tail Risk ETF	1.83%	1.91%
NASDAQ 100 Quarterly Protective Put 90 Index	1.80%	1.80%
NASDAQ-100® Index	3.23%	3.23%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Tail Risk ETF

* The Fund commenced operations on August 25, 2021.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Global X NASDAQ 100® Risk Managed Income ETF
The Global X NASDAQ 100® Risk Managed Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Monthly Net Credit Collar 95-100 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ-100® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the NASDAQ-100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ-100® Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the NASDAQ-100® Index. The options collar strategy seeks to generate a net-credit, meaning that the premium received from the sale of the call options is greater than the premium paid when buying the put options.
From the inception of the Fund to period ended October 31, 2021 (the “reporting period”), the Fund decreased 0.69%, while the Underlying Index decreased 1.11%. The Fund had a net asset value of $24.60 per share on August 25, 2021 and ended the reporting period with a net asset value of $24.12 per share on October 31, 2021.
During the reporting period, the highest returns derived from Tesla Inc. and Atlassian Corp PLC, which returned 56.64% and 29.63%, respectively. The worst performers included Biogen Inc. and Peloton Interactive Inc., which returned -22.19% and -21.34%, respectively.
The Fund’s options collar strategy seeks to produce higher yields in volatile and uncertain times, allowing the Fund to collect higher option premiums and mitigate risks arising from a major market selloff through the purchase of protective puts.
Since its launch, the Fund has been earning income from the volatility inherent to equities. As volatility increases, option premiums become more expensive, resulting in a greater net credit when selling ATM call options and buying OTM put options. The Fund finished slightly down for the reporting period, as rising bond yields negatively affected technology and growth stocks to which the NASDAQ-100® Index is heavily exposed. The net positive premiums generated by the Fund helped offset some of the losses.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X NASDAQ 100® Risk Managed Income ETF	-0.69%	-0.69%
NASDAQ 100 Monthly Net Credit Collar 95-100 Index	-1.11%	-1.11%
NASDAQ-100® Index	3.23%	3.23%

* The Fund commenced operations on August 25, 2021.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Global X NASDAQ 100® Collar 95-110 ETF
The Global X NASDAQ 100® Collar 95-110 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Quarterly Collar 95-110 Index. (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ-100® Index and applies an options collar strategy (i.e., a mix of short call options and long put options) on the NASDAQ-100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ-100® Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the NASDAQ-100® Index.
From the inception of the Fund to the period ended October 31, 2021 (the “reporting period”), the Fund increased 2.06%, while the Underlying Index increased 1.87%. The Fund had a net asset value of $25.27 per share on August 25, 2021 and ended the reporting period with a net asset value of $25.78 per share on October 31, 2021.
During the reporting period, the highest returns came from Tesla Inc. and Atlassian Corp. PLC, which returned 56.64% and 29.63%, respectively. The worst performers were Biogen Inc. and Peloton Interactive Inc., which returned -22.19% and -21.34%, respectively.
The Fund invests in the stocks in the NASDAQ-100® Index, while applying a net-debit options collar strategy, meaning the cost of the purchased put option is expected to surpass the premiums received from selling the call option. Furthermore, the strategy is designed for investing in a tech-heavy basket of U.S. equities, capping the upside at 10% over the three-month option horizon and limiting downside to 5%. The intention is to balance between limiting downside and retaining upside potential while ensuring the strategy is not too costly to implement. During the reporting period, major central banks began to implement or consider implementing tighter monetary policies as inflation accelerated amid strong economic growth and disrupted supply chains, resulting in modestly positive markets. Since its launch, the Fund’s returns were range-bound within the collar strategy the Fund is designed to implement.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X NASDAQ 100® Collar 95-110 ETF	2.06%	2.14%
NASDAQ -100 Quarterly Collar 95-110 Index	1.87%	1.87%
NASDAQ-100® Index	3.23%	3.23%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

* The Fund commenced operations on August 25, 2021.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments		October 31, 2021
Global X Social Media ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.0%
Energy — 0.0%
Hello Pal International *	47,410	$16,829

CHINA — 28.9%
Communication Services — 28.9%
Baidu ADR *	119,704	19,420,777
Bilibili ADR *	231,421	16,963,159
BlueCity Holdings ADR *	17,068	47,108
Hello Group ADR	138,688	1,726,666
HUYA ADR * (A)	23,625	194,198
JOYY ADR	33,944	1,710,438
Kuaishou Technology, Cl B *	761,488	10,131,572
Meitu *	2,094,600	457,745
NetEase ADR	204,883	19,994,532
Tencent Holdings	647,427	40,032,187
Tencent Music Entertainment Group ADR *	527,187	4,143,690
Weibo ADR *	28,447	1,279,546

TOTAL CHINA		116,101,618
GERMANY — 0.9%
Communication Services — 0.9%
United Internet	93,821	3,461,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 3.8%
Communication Services — 3.8%
DeNA	78,712	$1,453,092
giftee *	16,100	541,491
Gree	80,988	680,434
Kakaku.com	125,832	4,154,856
Mixi	34,955	798,577
Nexon	458,621	7,766,693

TOTAL JAPAN		15,395,143
RUSSIA — 6.0%
Communication Services — 6.0%
Mail.Ru Group GDR *	144,854	2,963,713
Yandex, Cl A *	257,092	21,297,501

TOTAL RUSSIA		24,261,214
SOUTH KOREA — 10.2%
Communication Services — 10.2%
AfreecaTV	7,326	1,209,977
Com2uSCorp	7,550	830,238
Kakao	189,835	20,387,910
NAVER	53,330	18,574,567

TOTAL SOUTH KOREA		41,002,692
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	88,344	460,646

UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	113,281	727,264

UNITED STATES — 49.7%
Communication Services — 48.3%
Alphabet, Cl A *	6,928	20,513,254
Angi, Cl A *	68,518	858,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Bumble, Cl A	84,357	$4,430,430
IAC *	76,766	11,696,835
Match Group *	114,107	17,205,053
Meta Platforms, Cl A *	127,018	41,099,214
Pinterest, Cl A *	327,664	14,626,921
Snap, Cl A *	533,291	28,040,441
Spotify Technology *	79,178	22,914,113
Twitter *	333,767	17,869,885
Vimeo *	136,088	4,590,248
Yelp, Cl A *	67,909	2,623,325
Zynga, Cl A *	1,042,909	7,696,668
		194,164,918

Consumer Discretionary — 0.1%
Groupon, Cl A *	23,944	508,092

Information Technology — 1.3%
Life360, Cl CDI	76,044	627,712
Sprout Social, Cl A *	34,011	4,342,525
		4,970,237

TOTAL UNITED STATES		199,643,247
TOTAL COMMON STOCK
(Cost $399,141,940)		401,069,993

SHORT-TERM INVESTMENT — 0.1%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $415,544)	415,544	415,544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 0.1%(B)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $334,500 (collateralized by U.S. Treasury Obligations, ranging in par value $13,453 - $44,862, 0.750% - 1.250%, 01/31/28 - 03/31/28, with a total market value of $341,831)

(Cost $334,499)	$334,499	$334,499
TOTAL INVESTMENTS — 100.0%
(Cost $399,891,983)		$401,820,036

Percentages are based on Net Assets of $401,892,780.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $706,718.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $750,043.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$401,069,993	$—	$—	$401,069,993
Short-Term Investment	415,544	—	—	415,544
Repurchase Agreement	—	334,499	—	334,499
Total Investments in Securities	$401,485,537	$334,499	$—	$401,820,036

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Lithium & Battery Tech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA — 5.1%
Materials — 5.1%
ioneer *	32,281,961	$16,609,190
Mineral Resources	3,214,958	93,185,439
Orocobre *	11,441,367	76,483,173
Pilbara Minerals *	43,424,893	71,756,196
Vulcan Energy Resources *	1,849,173	17,375,320

TOTAL AUSTRALIA		275,409,318
CANADA — 1.4%
Materials — 1.4%
Lithium Americas * (A)	1,637,799	47,434,137
Standard Lithium *	2,674,032	30,309,507

TOTAL CANADA		77,743,644
CHILE — 2.9%
Materials — 2.9%
Sociedad Quimica y Minera de Chile ADR	2,797,777	153,569,979

CHINA — 45.8%
Consumer Discretionary — 5.1%
BYD, Cl H	6,754,976	257,554,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tianneng Power International (A)	12,781,600	$14,606,980
		272,161,036

Industrials — 13.1%
Contemporary Amperex Technology, Cl A	2,678,105	267,371,309
Eve Energy, Cl A	14,090,097	249,663,658
Shenzhen Yinghe Technology, Cl A	6,162,953	30,079,854
Sunwoda Electronic, Cl A	20,305,683	156,319,539
		703,434,360

Information Technology — 8.8%
NAURA Technology Group, Cl A	4,211,051	244,170,848
Wuxi Lead Intelligent Equipment, Cl A	18,014,526	228,575,459
		472,746,307

Materials — 18.8%
Beijing Easpring Material Technology, Cl A	6,450,091	89,396,829
Ganfeng Lithium, Cl A	9,348,334	244,414,249
Guangzhou Tinci Materials Technology, Cl A	8,749,011	225,369,670
Shanghai Putailai New Energy Technology, Cl A	3,707,926	102,961,588
Shenzhen Capchem Technology, Cl A	4,527,906	101,382,324
Yunnan Energy New Material, Cl A	5,471,626	249,315,471
		1,012,840,131

TOTAL CHINA		2,461,181,834
GERMANY — 1.0%
Industrials — 1.0%
Varta (A)	356,591	54,884,279

HONG KONG — 0.1%
Industrials — 0.1%
Honbridge Holdings * (A)	70,943,900	4,012,741

JAPAN — 9.8%
Consumer Discretionary — 4.4%
Panasonic	19,244,649	235,020,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
GS Yuasa	1,465,638	$31,799,942

Information Technology — 4.8%
TDK	7,160,464	259,352,916

TOTAL JAPAN		526,173,018
NETHERLANDS — 0.3%
Materials — 0.3%
AMG Advanced Metallurgical Group	555,408	16,415,683

NORWAY — 0.4%
Industrials — 0.4%
FREYR Battery *	2,079,414	21,064,464

SOUTH KOREA — 10.9%
Information Technology — 6.4%
Iljin Materials	366,266	31,500,349
L&F	421,260	66,367,692
Power Logics * (A)	31,837	215,235
Samsung SDI	393,516	247,178,763
		345,262,039

Materials — 4.5%
LG Chemical	335,134	239,760,407

TOTAL SOUTH KOREA		585,022,446
TAIWAN — 0.6%
Information Technology — 0.6%
Simplo Technology	3,118,280	33,528,084

UNITED STATES — 22.0%
Consumer Discretionary — 7.6%
QuantumScape, Cl A *	3,373,393	97,625,993
Tesla *	281,148	313,198,872
		410,824,865
Industrials — 1.7%
EnerSys	815,591	65,279,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Microvast Holdings *	2,884,362	$24,401,702
		89,681,606

Materials — 12.7%
Albemarle	2,292,413	574,180,684
Livent *	3,145,085	88,754,299
Piedmont Lithium	28,543,689	18,437,691
		681,372,674

TOTAL UNITED STATES		1,181,879,145
TOTAL COMMON STOCK
(Cost $3,579,426,404)		5,390,884,635

SHORT-TERM INVESTMENT — 1.1%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $61,359,577)	61,359,577	61,359,577

REPURCHASE AGREEMENT — 0.9%(B)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $49,400,471 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,986,743 - $6,625,405, 0.750% - 1.250%, 01/31/28 -03/31/28, with a total market value of $50,482,953)

(Cost $49,400,348)	$49,400,348	49,400,348
TOTAL INVESTMENTS — 102.3%
(Cost $3,690,186,329)		$5,501,644,560

Percentages are based on Net Assets of $5,375,398,735.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $105,092,823.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $110,759,925.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,390,884,635	$—	$—	$5,390,884,635
Short-Term Investment	61,359,577	—	—	61,359,577
Repurchase Agreement	—	49,400,348	—	49,400,348
Total Investments in Securities	$5,452,244,212	$49,400,348	$—	$5,501,644,560

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X E-commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 4.4%
Consumer Discretionary — 4.4%
MercadoLibre *	5,818	$8,616,574

AUSTRALIA — 0.4%
Consumer Discretionary — 0.4%
Temple & Webster Group *	85,823	816,730

CANADA — 4.4%
Information Technology — 4.4%
Shopify, Cl A *	5,996	8,794,513

CHINA — 23.5%
Communication Services — 3.9%
NetEase ADR	77,625	7,575,424

Consumer Discretionary — 19.2%
Alibaba Group Holding ADR *	41,418	6,831,485
Baozun ADR *	71,365	1,234,614
JD.com ADR *	116,128	9,090,500
Pinduoduo ADR *	80,412	7,150,235
Trip.com Group ADR *	273,980	7,824,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Uxin ADR (A)	349,520	$838,848
Vipshop Holdings ADR *	451,336	5,036,910
		38,007,461

Financials — 0.4%
LexinFintech Holdings ADR *	155,334	829,483

TOTAL CHINA		46,412,368
GERMANY — 0.9%
Consumer Discretionary — 0.9%
Jumia Technologies ADR * (A)	107,866	1,884,419

JAPAN — 4.0%
Consumer Discretionary — 4.0%
Rakuten Group	722,377	7,919,064

SOUTH KOREA — 0.3%
Information Technology — 0.3%
Cafe24 *	23,849	587,781

UNITED KINGDOM — 5.7%
Consumer Discretionary — 1.4%
ASOS *	81,229	2,763,566

Consumer Staples — 4.3%
Ocado Group *	341,892	8,449,704

TOTAL UNITED KINGDOM		11,213,270
UNITED STATES — 56.2%
Communication Services — 2.4%
Angi, Cl A *	85,883	1,076,114
TripAdvisor *	111,706	3,682,947
		4,759,061

Consumer Discretionary — 41.0%
1847 Goedeker * (A)	208,342	652,110
Amazon.com *	2,375	8,009,521
Booking Holdings *	4,032	9,760,585

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	128,803	$9,881,766
Etsy *	47,914	12,011,561
Expedia Group *	54,426	8,948,179
Groupon, Cl A *	27,328	579,900
Lands’ End *	16,517	434,067
Overstock.com *	49,774	4,739,978
Overstock.com, Ser A1	366	30,286
PetMed Express (A)	22,832	649,114
Qurate Retail, Cl A	405,174	4,230,017
Shutterstock	27,124	3,286,073
Wayfair, Cl A *	31,241	7,782,133
Williams-Sonoma	54,489	10,120,242
		81,115,532

Financials — 1.8%
eHealth *	28,800	1,277,280
LendingTree *	13,410	2,164,240
		3,441,520

Industrials — 4.4%
CoStar Group *	102,039	8,780,456

Information Technology — 6.6%
BigCommerce Holdings *	45,097	2,083,932
GoDaddy, Cl A *	103,409	7,152,801
LivePerson *	75,046	3,865,619
		13,102,352

TOTAL UNITED STATES		111,198,921
TOTAL COMMON STOCK
(Cost $210,023,292)		197,443,640
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X E-commerce ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT — 0.9%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,720,547)	1,720,547	$1,720,547

REPURCHASE AGREEMENT — 0.7%(B)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $1,384,985 (collateralized by various U.S. Treasury Obligations, ranging in par value $55,700 - $185,749, 0.750% - 1.250%, 01/31/28 -03/31/28, with a total market value of $1,415,333)

(Cost $1,384,981)	$1,384,981	1,384,981
TOTAL INVESTMENTS — 101.4%
(Cost $213,128,820)		$200,549,168

Percentages are based on Net Assets of $197,751,192.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $2,959,284.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $3,105,528.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X E-commerce ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$197,443,640	$—	$—	$197,443,640
Short-Term Investment	1,720,547	—	—	1,720,547
Repurchase Agreement	—	1,384,981	—	1,384,981
Total Investments in Securities	$199,164,187	$1,384,981	$—	$200,549,168

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Emerging Markets Internet & E-commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA — 3.5%
Consumer Discretionary — 3.5%
MercadoLibre *	106	$156,988

BRAZIL — 5.6%
Consumer Discretionary — 1.9%
Afya, Cl A *	525	9,161
Americanas	3,983	20,986
Magazine Luiza	23,491	45,048
Via S *	9,475	10,337
		85,532

Financials — 1.0%
XP, Cl A *	1,395	45,770

Information Technology — 2.7%
Pagseguro Digital, Cl A *	1,645	59,549
StoneCo, Cl A *	1,405	47,574
TOTVS	3,163	18,382
		125,505

TOTAL BRAZIL		256,807
CHILE — 0.5%
Consumer Discretionary — 0.5%
Falabella	8,440	23,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 71.0%
Communication Services — 27.9%
Autohome ADR	807	$31,756
Baidu ADR *	1,255	203,611
Bilibili ADR *	2,311	169,396
China Literature *	3,140	21,858
Hello Group ADR	1,462	18,202
HUYA ADR *	1,373	11,286
iQIYI ADR *	5,149	42,634
Kingsoft	7,250	31,175
NetEase ADR	2,022	197,327
Tencent Holdings	6,410	396,348
Tencent Music Entertainment Group ADR *	10,949	86,059
Weibo ADR *	1,378	61,982
		1,271,634

Consumer Discretionary — 39.3%
Alibaba Group Holding ADR *	2,361	389,424
Baozun ADR *	501	8,667
JD.com ADR *	5,019	392,887
Meituan, Cl B *	12,270	425,244
New Oriental Education & Technology Group ADR *	11,986	24,571
Pinduoduo ADR *	3,942	350,523
Tongcheng-Elong Holdings *	8,650	19,371
Trip.com Group ADR *	4,247	121,294
Vipshop Holdings ADR *	4,963	55,387
		1,787,368

Health Care — 1.2%
Alibaba Health Information Technology *	30,400	38,415
Ping An Healthcare and Technology *	3,630	17,662
		56,077

Information Technology — 2.6%
Kingdee International Software Group	16,050	53,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Travelsky Technology, Cl H	21,450	$40,148
Weimob *	15,150	23,487
		116,660

TOTAL CHINA		3,231,739
RUSSIA — 6.1%
Communication Services — 4.6%
Yandex, Cl A *	2,548	211,076

Consumer Discretionary — 1.5%
Ozon Holdings ADR *	1,496	67,320

TOTAL RUSSIA		278,396
SOUTH AFRICA — 4.6%
Communication Services — 0.3%
MultiChoice Group	1,860	14,864

Consumer Discretionary — 4.3%
Naspers, Cl N	1,149	195,794

TOTAL SOUTH AFRICA		210,658
SOUTH KOREA — 8.7%
Communication Services — 8.7%
Kakao	1,473	158,197
NAVER	520	181,114
NCSoft	110	59,022

TOTAL SOUTH KOREA		398,333
TOTAL COMMON STOCK
(Cost $6,018,517)		4,556,323
TOTAL INVESTMENTS — 100.0%
(Cost $6,018,517)		$4,556,323

Percentages are based on Net Assets of $4,555,204.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Emerging Markets Internet & E-commerce ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.7%
AUSTRALIA — 3.6%
Financials — 1.8%
IOOF Holdings	3,324,660	$10,188,385
Platinum Asset Management	3,064,019	6,996,213
		17,184,598

Industrials — 1.0%
Aurizon Holdings	3,586,912	9,079,221

Materials — 0.8%
Fortescue Metals Group	704,030	7,366,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRALIA		$33,629,964
BRAZIL — 1.8%
Consumer Discretionary — 0.5%
Cyrela Brazil Realty Empreendimentos e Participacoes	1,914,612	4,785,681

Utilities — 1.3%
Transmissora Alianca de Energia Eletrica	1,922,736	12,504,435

TOTAL BRAZIL		17,290,116
CHINA — 24.3%
Communication Services — 1.2%
CITIC Telecom International Holdings	31,074,800	11,025,311

Consumer Discretionary — 0.9%
China Dongxiang Group	81,391,700	8,579,607

Energy — 2.1%
China Shenhua Energy, Cl H	4,937,300	10,637,436
Yanzhou Coal Mining, Cl H (A)	5,819,900	8,633,657
		19,271,093

Financials — 0.6%
China Everbright Bank, Cl H	16,682,000	5,875,869

Industrials — 2.2%
Lonking Holdings	33,806,800	9,908,601
Sinopec Engineering Group, Cl H	20,956,700	11,045,368
		20,953,969

Materials — 2.5%
Asia Cement China Holdings	10,118,500	7,713,372
China Sanjiang Fine Chemicals	26,032,900	7,830,903
Shougang Fushan Resources Group	28,145,000	7,417,005
		22,961,280

Real Estate — 13.1%
Agile Group Holdings	9,260,100	7,285,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Central China Real Estate (A)	26,689,000	$4,014,132
China Aoyuan Group (A)	14,156,700	5,586,938
China Jinmao Holdings Group	26,431,000	7,746,792
China SCE Group Holdings	23,837,000	7,446,142
Gemdale Properties & Investment	77,445,200	7,566,265
Guangzhou R&F Properties, Cl H (A)	9,076,700	5,694,049
KWG Group Holdings	8,253,500	7,214,737
Logan Group	7,313,800	7,342,899
Midea Real Estate Holding (A)	4,669,100	8,054,881
Powerlong Real Estate Holdings	13,293,600	9,159,691
Ronshine China Holdings (A)	17,955,300	7,270,707
Shenzhen Investment (A)	29,245,700	7,180,734
Shimao Group Holdings	2,976,000	4,682,608
Times China Holdings	9,152,880	6,247,780
Yuexiu Property	9,123,660	8,045,752
Yuzhou Group Holdings (A)	29,959,520	3,273,612
Zhongliang Holdings Group (A)	16,591,100	7,656,725
		121,469,628

Utilities — 1.7%
China Power International Development (A)	31,570,900	15,868,547

TOTAL CHINA		226,005,304
EGYPT — 0.9%
Consumer Staples — 0.9%
Eastern SAE	10,874,533	8,029,572

HONG KONG — 2.5%
Communication Services — 1.7%
HKBN	5,090,700	6,112,204
PCCW	19,634,200	10,121,177
		16,233,381

Consumer Discretionary — 0.8%
Pacific Textiles Holdings	14,152,600	7,058,971

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$23,292,352
INDONESIA — 1.0%
Real Estate — 1.0%
Puradelta Lestari	590,517,437	9,336,574

ISRAEL — 1.4%
Consumer Discretionary — 1.4%
Electra Consumer Products 1970	271,901	12,764,537

KAZAKHSTAN — 1.4%
Financials — 1.4%
Halyk Savings Bank of Kazakhstan JSC GDR	714,841	12,867,138

NETHERLANDS — 0.9%
Financials — 0.9%
Flow Traders	260,210	8,841,093

NIGERIA — 1.2%
Financials — 1.2%
Zenith Bank	176,982,843	10,800,766

NORWAY — 2.2%
Energy — 2.2%
Ocean Yield	2,313,246	11,211,695
SFL	1,176,864	9,308,994

TOTAL NORWAY		20,520,689
PORTUGAL — 1.5%
Communication Services — 1.5%
NOS SGPS	3,519,940	13,743,783

RUSSIA — 9.9%
Communication Services — 1.1%
Mobile TeleSystems PJSC ADR	1,117,098	10,266,131

Consumer Staples — 2.7%
Magnit PJSC GDR	738,055	13,668,779
X5 Retail Group GDR	343,291	11,680,686

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
		$25,349,465

Industrials — 1.3%
Globaltrans Investment GDR	1,351,994	11,911,067

Information Technology — 1.0%
QIWI ADR (A)	1,067,709	9,342,454

Materials — 3.8%
Evraz	1,406,456	11,983,785
Magnitogorsk Iron & Steel Works PJSC	5,788,858	5,398,406
PhosAgro PJSC GDR	475,812	11,381,423
Severstal PJSC	276,886	6,286,013
		35,049,627

TOTAL RUSSIA		91,918,744
SINGAPORE — 2.3%
Energy — 1.2%
BW LPG	2,084,725	11,089,880

Real Estate — 1.1%
Sasseur Real Estate Investment Trust ‡	16,457,160	10,373,442

TOTAL SINGAPORE		21,463,322
SOUTH AFRICA — 3.4%
Financials — 1.2%
Coronation Fund Managers	3,271,767	10,893,693

Real Estate — 2.2%
Equites Property Fund ‡ (A)	7,562,918	10,145,256
Resilient ‡ (A)	2,923,676	10,771,438
		20,916,694

TOTAL SOUTH AFRICA		31,810,387
SPAIN — 1.1%
Energy — 1.1%
Repsol	790,249	10,110,856

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 1.2%
Real Estate — 1.2%
Farglory Land Development	4,495,000	$10,862,290

THAILAND — 3.1%
Communication Services — 1.1%
Total Access Communication NVDR	9,123,534	10,516,844

Financials — 1.0%
Tisco Financial Group NVDR	3,195,101	8,882,636

Real Estate — 1.0%
Land & Houses NVDR	36,900,087	9,396,692

TOTAL THAILAND		28,796,172
UNITED KINGDOM — 4.4%
Consumer Staples — 2.3%
British American Tobacco	296,658	10,355,155
Imperial Brands	538,685	11,386,129
		21,741,284

Financials — 2.1%
Abrdn	2,556,038	8,899,341
M&G	3,793,160	10,388,516
		19,287,857

TOTAL UNITED KINGDOM		41,029,141
UNITED STATES — 29.6%
Communication Services — 0.9%
Lumen Technologies	685,522	8,130,291

Consumer Staples — 1.0%
Altria Group	212,852	9,388,902

Energy — 4.6%
Antero Midstream	1,006,124	10,705,159
Diversified Energy	6,412,958	10,144,276
Plains GP Holdings, Cl A	919,133	10,018,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	415,859	$11,681,479
		42,549,464

Financials — 17.8%
AGNC Investment ‡	633,663	10,087,915
Annaly Capital Management ‡	1,202,455	10,172,769
Apollo Commercial Real Estate Finance ‡	715,219	10,828,416
Arbor Realty Trust ‡	590,327	11,871,476
ARMOUR Residential ‡	832,241	8,755,175
Blackstone Mortgage Trust, Cl A ‡	337,413	11,100,888
Chimera Investment ‡	764,069	11,927,117
Ellington Financial ‡	542,536	9,863,304
Invesco Mortgage Capital ‡ (A)	2,356,354	7,398,952
KKR Real Estate Finance Trust ‡	509,343	11,057,836
Ladder Capital, Cl A ‡	862,329	10,347,948
PennyMac Mortgage Investment Trust ‡	486,372	9,800,396
Ready Capital ‡	715,709	11,072,018
Starwood Property Trust ‡	439,144	11,184,998
TPG RE Finance Trust ‡	889,811	11,629,830
Two Harbors Investment ‡	1,366,850	8,775,177
		165,874,215

Real Estate — 5.3%
American Finance Trust ‡	1,081,335	8,953,454
Gladstone Commercial ‡	510,507	11,159,683
Global Net Lease ‡	572,077	9,164,673
Iron Mountain ‡	258,839	11,813,412
Office Properties Income Trust ‡	334,947	8,581,342
		49,672,564

TOTAL UNITED STATES		275,615,436
TOTAL COMMON STOCK
(Cost $913,869,498)		908,728,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 2.0%
BRAZIL— 2.0%
Utilities — 2.0%
Cia de Transmissao de Energia Eletrica Paulista (B)	2,248,326	$9,700,069
Cia Energetica de Sao Paulo (B)	1,992,428	9,013,112
TOTAL BRAZIL		18,713,181
TOTAL PREFERRED STOCK
(Cost $18,835,721)		18,713,181

SHORT-TERM INVESTMENT — 2.2%(C)(D)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $20,552,237)	20,552,237	20,552,237

REPURCHASE AGREEMENT — 1.8%(C)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $16,543,886 (collateralized by U.S. Treasury Obligations, ranging in par value $665,347 - $2,218,804, 0.750% - 1.250%, 01/31/28 - 03/31/28, with a total market value of $16,906,404)

(Cost $16,543,844)	$16,543,844	16,543,844
TOTAL INVESTMENTS — 103.7%
(Cost $969,801,300)		$964,537,498

Percentages are based on Net Assets of $930,431,472.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $32,747,398.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $37,096,081.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$887,934,127	$20,794,109	$—	$908,728,236
Preferred Stock	18,713,181	—	—	18,713,181
Short-Term Investment	20,552,237	—	—	20,552,237
Repurchase Agreement	—	16,543,844	—	16,543,844
Total Investments in Securities	$927,199,545	$37,337,953	$—	$964,537,498

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 83.1%
UNITED STATES — 83.1%
Communication Services — 5.5%
AT&T	413,531	$10,445,793
Cogent Communications Holdings	201,543	15,436,178
Verizon Communications	212,106	11,239,497
		37,121,468

Consumer Discretionary — 1.4%
PetMed Express (A)	337,246	9,587,904

Consumer Staples — 22.6%
Altria Group	277,070	12,221,558
B&G Foods	391,253	11,518,488
Bunge	161,693	14,979,239
Flowers Foods	547,142	13,541,764
General Mills	208,295	12,872,631

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellogg	203,052	$12,447,088
Kraft Heinz	310,256	11,135,088
Philip Morris International	140,027	13,238,153
SpartanNash	662,706	15,335,017
Universal	234,454	11,019,338
Vector Group	872,754	11,572,718
Walgreens Boots Alliance	247,096	11,618,454
		151,499,536

Energy — 2.7%
Equitrans Midstream	1,719,477	17,727,808

Financials — 11.7%
AGNC Investment ‡	750,721	11,951,478
Compass Diversified Holdings	519,475	15,506,329
KKR Real Estate Finance Trust ‡	658,011	14,285,419
New York Community Bancorp	1,082,177	13,451,460
TFS Financial	636,821	12,392,537
Virtu Financial, Cl A	430,232	10,704,172
		78,291,395

Health Care — 6.0%
AbbVie	113,990	13,071,233
Gilead Sciences	185,280	12,020,967
Pfizer	349,800	15,300,252
		40,392,452

Industrials — 7.0%
3M	71,298	12,739,526
Ennis	621,439	11,770,055
MSC Industrial Direct, Cl A	141,958	11,934,409
National Presto Industries	128,667	10,698,661
		47,142,651

Real Estate — 13.7%
Alexander’s ‡	45,865	12,786,245
CoreSite Realty ‡	99,980	14,243,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CubeSmart ‡	335,990	$18,482,810
Easterly Government Properties, Cl A ‡	559,354	11,763,215
Iron Mountain ‡	372,540	17,002,725
Public Storage ‡	51,479	17,100,294
		91,378,440

Utilities — 12.5%
Avangrid	266,560	14,047,712
Clearway Energy, Cl C	386,296	13,705,782
Consolidated Edison	172,621	13,015,623
Duke Energy	134,983	13,769,616
Hawaiian Electric Industries	346,383	14,049,295
National Fuel Gas	267,405	15,357,069
		83,945,097

TOTAL UNITED STATES		557,086,751
TOTAL COMMON STOCK
(Cost $487,800,330)		557,086,751

MASTER LIMITED PARTNERSHIPS — 16.5%
UNITED KINGDOM— 2.0%
Energy — 2.0%
KNOT Offshore Partners (B)	729,513	13,313,612
UNITED STATES— 14.5%
Energy — 10.9%
BP Midstream Partners (B)	1,003,938	13,352,375
CrossAmerica Partners (B)	662,686	14,817,659
Enviva Partners (B)	234,011	15,669,377
Holly Energy Partners (B)	786,938	14,495,398
MPLX (B)	494,976	14,908,677
		73,243,486
Industrials — 1.6%
Icahn Enterprises (B)	184,973	10,654,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Materials — 2.0%
Westlake Chemical Partners (B)	517,202	$13,302,435
TOTAL UNITED STATES		97,200,366
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $82,941,526)		110,513,978

SHORT-TERM INVESTMENT — 0.6%(C)(D)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,889,811)	3,889,811	3,889,811

REPURCHASE AGREEMENT — 0.5%(C)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $3,131,172 (collateralized by various U.S. Treasury Obligations, ranging in par value $125,927 - $419,941, 0.750% - 1.250%, 01/31/28 -03/31/28, with a total market value of $3,199,784)

(Cost $3,131,165)	$3,131,165	3,131,165
TOTAL INVESTMENTS — 100.7%
(Cost $577,762,832)		$674,621,705

Percentages are based on Net Assets of $669,734,316.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $6,887,281.
(B)	Security considered Master Limited Partnership. At October 31, 2021, these securities amounted to $110,513,978 or 16.5% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $7,020,976.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® U.S. ETF

Cl — Class
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$557,086,751	$—	$—	$557,086,751
Master Limited Partnerships	110,513,978	—	—	110,513,978
Short-Term Investment	3,889,811	—	—	3,889,811
Repurchase Agreement	—	3,131,165	—	3,131,165
Total Investments in Securities	$671,490,540	$3,131,165	$—	$674,621,705

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 8.5%
Industrials — 2.0%
Aurizon Holdings	109,685	$277,636

Materials — 4.3%
Fortescue Metals Group	17,175	179,699
Rio Tinto Ltd.	3,149	213,555
Rio Tinto PLC	3,479	217,482
		610,736

Real Estate — 2.2%
Vicinity Centres ‡	241,137	312,429

TOTAL AUSTRALIA		1,200,801
AUSTRIA — 2.3%
Energy — 2.3%
OMV	5,319	322,543

BELGIUM — 1.7%
Consumer Discretionary — 1.7%
Ageas	4,825	235,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FINLAND — 2.4%
Utilities — 2.4%
Fortum	11,163	$332,001

FRANCE — 11.2%
Communication Services — 1.9%
Orange	23,929	261,272

Financials — 7.2%
AXA	9,691	282,166
CNP Assurances	16,776	420,506
SCOR	9,053	304,868
		1,007,540

Industrials — 2.1%
Credit Agricole	19,769	298,324

TOTAL FRANCE		1,567,136
GERMANY — 3.7%
Communication Services — 1.8%
Telefonica Deutschland Holding	96,921	252,700

Materials — 1.9%
BASF	3,671	264,581

TOTAL GERMANY		517,281
HONG KONG — 8.7%
Communication Services — 2.2%
HKT Trust & HKT	229,020	310,893

Real Estate — 2.1%
Henderson Land Development	68,900	288,742

Utilities — 4.4%
CK Infrastructure Holdings	50,900	306,877
Power Assets Holdings	51,206	312,342
		619,219

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$1,218,854
ITALY — 8.1%
Communication Services — 1.5%
Telecom Italia	534,206	203,081

Financials — 4.5%
Assicurazioni Generali	14,390	313,905
Poste Italiane	22,491	321,181

		635,086

Utilities — 2.1%
Snam	52,718	298,755

TOTAL ITALY		1,136,922
JAPAN — 10.4%
Communication Services — 2.3%
SoftBank	23,553	321,097

Consumer Staples — 2.2%
Japan Tobacco	15,460	303,099

Financials — 3.9%
Japan Post Holdings	36,325	278,749
Nomura Holdings	57,098	275,412
		554,161

Real Estate — 2.0%
Japan Metropolitan Fund Invest ‡	311	285,021

TOTAL JAPAN		1,463,378
NETHERLANDS — 2.2%
Financials — 2.2%
NN Group	5,842	313,153

NEW ZEALAND — 2.2%
Communication Services — 2.2%
Spark New Zealand	95,715	312,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 1.9%
Communication Services — 1.9%
Telenor	17,235	$271,688

PORTUGAL — 2.2%
Utilities — 2.2%
Energias de Portugal	55,793	315,342

SPAIN — 7.8%
Communication Services — 1.7%
Telefonica	54,595	237,841

Utilities — 6.1%
Enagas	13,338	299,523
Endesa	10,968	253,156
Naturgy Energy Group	11,641	306,207
		858,886

TOTAL SPAIN		1,096,727
SWEDEN — 4.4%
Communication Services — 1.8%
Tele2, Cl B	18,308	258,254

Energy — 2.6%
Lundin Energy	9,106	359,638

TOTAL SWEDEN		617,892
SWITZERLAND — 2.3%
Financials — 2.3%
Zurich Insurance Group	730	324,276

UNITED KINGDOM — 17.6%
Communication Services — 1.6%
Vodafone Group	154,060	228,156

Consumer Discretionary — 1.9%
Persimmon	6,968	259,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.9%
British American Tobacco	7,753	$270,626

Financials — 10.1%
Aviva	53,696	290,513
Direct Line Insurance Group	74,557	298,829
Legal & General Group	77,941	308,653
M&G	92,316	252,830
Phoenix Group Holdings	29,928	269,362
		1,420,187
Utilities — 2.1%
National Grid	23,454	300,726

TOTAL UNITED KINGDOM		2,479,587
UNITED STATES — 2.2%
Financials — 2.2%
Swiss Re	3,162	306,736

TOTAL COMMON STOCK
(Cost $13,582,420)		14,032,087
TOTAL INVESTMENTS — 99.8%
(Cost $13,582,420)		$14,032,087
Percentages are based on Net Assets of $14,057,701.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.1%
BRAZIL— 3.0%
Consumer Discretionary — 1.7%
Vibra Energia	291,165	$1,083,669
Materials — 1.3%
Vale	63,643	808,493
TOTAL BRAZIL		1,892,162
CHILE— 0.8%
Utilities — 0.8%
Colbun	7,522,683	520,171
CHINA— 34.3%
Energy — 4.6%
China Shenhua Energy, Cl H	615,864	1,326,882
Yanzhou Coal Mining, Cl H	1,049,700	1,557,200
Total Energy		2,884,082
Financials — 9.5%
Bank of China, Cl H	3,420,000	1,209,017
Bank of Communications, Cl H	2,116,780	1,259,882
China Cinda Asset Management, Cl H	6,601,500	1,103,213

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Everbright Bank, Cl H	3,280,400	$1,155,449
Haitong Securities, Cl H	1,383,300	1,232,319
Total Financials		5,959,880
Real Estate — 15.4%
Agile Group Holdings	961,700	756,597
China Aoyuan Group	1,295,700	511,348
China Fortune Land Development, Cl A	1,710,300	983,008
China Jinmao Holdings Group	4,161,800	1,219,802
Jiangsu Zhongnan Construction Group, Cl A	1,582,900	946,867
Jinke Properties Group, Cl A	1,623,228	1,125,640
KWG Group Holdings	942,900	824,229
Logan Group	902,200	905,790
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	1,527,600	1,358,036
Shenzhen Investment	3,965,500	973,654
Total Real Estate		9,604,971
Utilities — 4.8%
China Power International Development	5,991,364	3,011,452
TOTAL CHINA		21,460,385
CZECH REPUBLIC— 2.5%
Utilities — 2.5%
CEZ	47,323	1,563,755
EGYPT— 2.1%
Consumer Staples — 2.1%
Eastern SAE	1,806,906	1,334,189
INDIA— 7.4%
Energy — 2.4%
Indian Oil	863,142	1,474,855
Financials — 2.3%
REC	715,718	1,420,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.7%
Ambuja Cements	324,069	$1,751,882
TOTAL INDIA		4,647,540
MALAYSIA— 5.5%
Financials — 2.1%
Malayan Banking	688,928	1,339,259
Health Care — 1.1%
Top Glove	1,064,252	699,050
Industrials — 2.3%
Sime Darby	2,622,145	1,437,399
TOTAL MALAYSIA		3,475,708
PAKISTAN— 1.9%
Financials — 1.9%
MCB Bank	1,250,904	1,197,654
RUSSIA— 11.7%
Consumer Staples — 2.4%
Magnit PJSC GDR	81,805	1,515,029
Materials — 9.3%
Alrosa PJSC	902,551	1,588,847
Novolipetsk Steel PJSC	376,532	1,186,777
PhosAgro PJSC GDR	74,234	1,775,677
Severstal PJSC	53,930	1,224,348
Total Materials		5,775,649
TOTAL RUSSIA		7,290,678
SOUTH AFRICA— 3.5%
Energy — 2.1%
Exxaro Resources	119,641	1,316,444
Materials — 1.4%
Kumba Iron Ore	28,158	859,931
TOTAL SOUTH AFRICA		2,176,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 4.2%
Financials — 2.4%
Meritz Securities	370,575	$1,477,797
Industrials — 1.8%
Hyundai Heavy Industries Holdings	21,079	1,140,039
TOTAL SOUTH KOREA		2,617,836
TAIWAN— 9.0%
Information Technology — 7.0%
Compal Electronics	1,771,200	1,557,289
Lite-On Technology	630,310	1,389,431
Wistron	1,380,500	1,449,578
Total Information Technology		4,396,298
Materials — 2.0%
Asia Cement	800,600	1,275,386
TOTAL TAIWAN		5,671,684
TURKEY— 3.7%
Consumer Staples — 1.8%
BIM Birlesik Magazalar	174,452	1,127,615
Materials — 1.9%
Eregli Demir ve Celik Fabrikalari	589,094	1,206,353
TOTAL TURKEY		2,333,968
UNITED ARAB EMIRATES— 2.5%
Real Estate — 2.5%
Aldar Properties PJSC	1,420,817	1,562,719
TOTAL COMMON STOCK
(Cost $59,953,345)		57,744,824

PREFERRED STOCK — 7.8%
BRAZIL— 5.7%
Materials — 1.5%
Bradespar, (A)	112,417	970,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 4.2%
Cia Energetica de Minas Gerais, (A)	586,525	$1,340,153
Cia Paranaense de Energia, (A)	1,215,002	1,276,000
		2,616,153
TOTAL BRAZIL		3,586,566
RUSSIA— 2.1%
Energy — 2.1%
Surgutneftegas PJSC, (A)	2,412,589	1,313,199
TOTAL PREFERRED STOCK
(Cost $5,580,389)		4,899,765
TOTAL INVESTMENTS — 99.9%
(Cost $65,533,734)		$62,644,589

Percentages are based on Net Assets of $62,696,164.

(A)	There is currently no stated interest rate.

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,513,948	$5,230,876	$—	$57,744,824
Preferred Stock	4,899,765	—	—	4,899,765
Total Investments in Securities	$57,413,713	$5,230,876	$—	$62,644,589

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® REIT ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 9.4%
Real Estate — 9.4%
Charter Hall Long Wale ‡	4,014,595	$14,654,668
Dexus ‡	2,105,794	17,192,673
Waypoint ‡	6,001,224	12,305,533

TOTAL AUSTRALIA		44,152,874
CANADA — 11.4%
Real Estate — 11.4%
H&R Real Estate Investment Trust ‡	1,375,656	18,877,745
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,405,392	15,056,759
SmartCentres Real Estate Investment Trust ‡	776,064	19,527,600

TOTAL CANADA		53,462,104
MEXICO — 2.6%
Real Estate — 2.6%
Fibra Uno Administracion ‡	12,082,566	12,033,749

SINGAPORE — 5.8%
Real Estate — 5.8%
Ascendas Real Estate Investment Trust ‡	6,236,911	14,291,476
CapitaLand China Trust ‡	14,382,929	13,012,364

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SINGAPORE		$27,303,840
UNITED STATES — 70.3%
Financials — 34.2%
AGNC Investment ‡	892,018	14,200,927
Annaly Capital Management ‡	1,703,270	14,409,664
Apollo Commercial Real Estate Finance ‡	232,617	3,521,822
Arbor Realty Trust ‡	954,019	19,185,322
ARMOUR Residential ‡	1,242,700	13,073,204
Broadmark Realty Capital ‡	1,347,941	13,910,751
Chimera Investment ‡	1,341,566	20,941,845
Dynex Capital ‡	793,958	13,894,265
Invesco Mortgage Capital ‡	1,116,708	3,506,463
Orchid Island Capital, Cl A ‡	2,683,078	13,308,067
PennyMac Mortgage Investment Trust ‡	783,746	15,792,482
Two Harbors Investment ‡	2,255,934	14,483,096
		160,227,908

Real Estate — 36.1%
Gaming and Leisure Properties ‡	330,168	16,009,846
Global Net Lease ‡	830,944	13,311,723
Industrial Logistics Properties Trust ‡	640,530	17,992,488
Iron Mountain ‡	446,172	20,363,290
LTC Properties ‡	355,141	11,314,792
Medical Properties Trust ‡	659,167	14,060,032
MGM Growth Properties, Cl A ‡	438,302	17,260,333
National Health Investors ‡	211,061	11,350,861
Physicians Realty Trust ‡	791,016	15,037,214
VEREIT ‡	309,030	15,544,209
WP Carey ‡	212,784	16,407,774
		168,652,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® REIT ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$328,880,470
TOTAL COMMON STOCK
(Cost $424,564,334)		465,833,037

SHORT-TERM INVESTMENT — 0.4%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,669,693)	1,669,693	1,669,693

REPURCHASE AGREEMENT — 0.3%(B)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $1,344,049 (collateralized by U.S. Treasury Obligations, ranging in par value $54,054 - $180,259, 0.750% - 1.250%, 01/31/28 - 03/31/28, with a total market value of $1,373,502)

(Cost $1,344,045)	$1,344,045	1,344,045
TOTAL INVESTMENTS — 100.2%
(Cost $427,578,072)		$468,846,775

Percentages are based on Net Assets of $467,934,268.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $2,827,310.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $3,013,738.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$465,833,037	$—	$—	$465,833,037
Short-Term Investment	1,669,693	—	—	1,669,693
Repurchase Agreement	—	1,344,045	—	1,344,045
Total Investments in Securities	$467,502,730	$1,344,045	$—	$468,846,775

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 105.0%(A)
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	17,858	$26,448,055

CHINA — 1.6%
Communication Services — 0.5%
Baidu ADR *	89,060	14,449,094
NetEase ADR	104,052	10,154,435
		24,603,529

Consumer Discretionary — 0.7%
JD.com ADR *	276,930	21,678,080
Pinduoduo ADR *	130,394	11,594,635
Trip.com Group ADR *	178,332	5,093,162
		38,365,877

Information Technology — 0.4%
NXP Semiconductors	94,271	18,935,273

TOTAL CHINA		81,904,679
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	45,682	5,463,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	28,205	$22,927,281

UNITED STATES — 102.3%
Communication Services — 19.0%
Activision Blizzard	267,800	20,939,282
Alphabet, Cl A *	69,770	206,583,388
Alphabet, Cl C *	74,092	219,713,158
Charter Communications, Cl A *	64,899	43,799,686
Comcast, Cl A	1,624,253	83,535,332
Electronic Arts	97,625	13,691,906
Fox, Cl A	109,201	4,339,648
Fox, Cl B	84,811	3,134,615
Match Group *	101,734	15,339,452
Meta Platforms, Cl A *	553,151	178,983,069
Netflix *	156,778	108,225,421
Sirius XM Holdings	1,397,866	8,513,004
T-Mobile US *	433,126	49,822,484
		956,620,445

Consumer Discretionary — 17.8%
Amazon.com *	117,118	394,972,257
Booking Holdings *	15,204	36,805,539
Dollar Tree *	80,301	8,653,236
eBay	233,069	17,881,054
Lululemon Athletica *	43,276	20,167,049
Marriott International, Cl A *	111,959	17,915,679
O’Reilly Automotive *	23,766	14,790,057
Peloton Interactive, Cl A *	91,625	8,378,190
Ross Stores	123,950	14,031,140
Starbucks	409,436	43,428,876
Tesla *	287,378	320,139,092
		897,162,169

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.9%
Costco Wholesale	157,056	$77,199,306
Keurig Dr Pepper	488,661	17,635,776
Kraft Heinz	421,016	15,110,264
Mondelez International, Cl A	485,656	29,498,745
Monster Beverage *	181,521	15,429,285
PepsiCo	490,643	79,287,909
Walgreens Boots Alliance	299,045	14,061,096
		248,222,381

Health Care — 6.4%
Align Technology *	26,635	16,630,095
Amgen	198,863	41,158,675
Biogen *	50,870	13,566,012
Cerner	103,868	7,716,354
Dexcom *	34,730	21,644,083
Gilead Sciences	434,659	28,200,676
IDEXX Laboratories *	30,908	20,589,055
Illumina *	54,397	22,578,019
Incyte *	74,078	4,961,744
Intuitive Surgical *	124,176	44,843,679
Moderna *	144,014	49,715,073
Regeneron Pharmaceuticals *	37,175	23,789,770
Seagen *	62,698	11,055,538
Vertex Pharmaceuticals *	89,086	16,474,674
		322,923,447

Industrials — 2.9%
Cintas	37,177	16,101,359
Copart *	82,202	12,765,148
CSX	785,750	28,420,577
Fastenal	196,765	11,231,346
Honeywell International	240,848	52,654,190
PACCAR	118,393	10,610,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	57,004	$11,986,231
		143,769,232

Information Technology — 50.4%
Adobe *	166,806	108,483,950
Advanced Micro Devices *	420,518	50,558,879
Analog Devices	189,159	32,817,195
ANSYS *	32,538	12,350,774
Apple	3,825,072	572,995,786
Applied Materials	315,536	43,117,994
Atlassian, Cl A *	49,993	22,903,293
Autodesk *	75,207	23,886,495
Automatic Data Processing	148,047	33,235,071
Broadcom	143,164	76,116,004
Cadence Design Systems *	94,895	16,427,274
CDW	47,538	8,872,968
Cisco Systems	1,495,084	83,679,852
Cognizant Technology Solutions, Cl A	180,889	14,125,622
Crowdstrike Holdings, Cl A *	68,353	19,261,875
DocuSign, Cl A *	66,980	18,639,864
Fiserv *	229,589	22,612,221
Intel	1,422,697	69,712,153
Intuit	97,261	60,884,413
KLA	51,764	19,295,549
Lam Research	48,651	27,418,244
Marvell Technology	283,023	19,387,076
Microchip Technology	187,334	13,879,576
Micron Technology	388,883	26,871,815
Microsoft	1,739,203	576,754,499
NVIDIA	882,569	225,646,416
Okta, Cl A *	51,090	12,628,426
Paychex	125,046	15,415,671
PayPal Holdings *	416,053	96,769,767
QUALCOMM	391,551	52,091,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	57,840	$9,666,799
Splunk *	57,377	9,456,877
Synopsys *	51,520	17,165,434
Texas Instruments	321,069	60,194,016
VeriSign *	39,258	8,741,579
Workday, Cl A *	65,289	18,932,504
Xilinx	85,027	15,304,860
Zoom Video Communications, Cl A *	82,435	22,640,773
		2,538,943,509

Utilities — 0.9%
American Electric Power	172,631	14,623,572
Exelon	336,529	17,899,977
Xcel Energy	186,352	12,036,476
		44,560,025

TOTAL UNITED STATES		5,152,201,208
TOTAL COMMON STOCK
(Cost $3,921,536,273)		5,288,944,790
TOTAL INVESTMENTS — 105.0%
(Cost $3,921,536,273)		$5,288,944,790

WRITTEN OPTION— (5.1)%(1)
UNITED STATES— (5.1)%
(Premiums Received ($89,664,262))	(3,336)	$(259,040,400)

Percentages are based on Net Assets of $5,036,214,747.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (5.1)%
Call Options
NDX*	(3,336)	$(89,664,262)	$15,125.00	11/19/21	$(259,040,400)

*	Non-income producing security.
+	Notional amount for all options totals $(5,287,717,326).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$5,288,944,790.

ADR — American Depositary Receipt
Cl — Class
NDX — Nasdaq 100 Index
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,288,944,790	$—	$—	$5,288,944,790
Total Investments in Securities	$5,288,944,790	$—	$—	$5,288,944,790

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(259,040,400)	$—	$—	$(259,040,400)
Total Liabilities	$(259,040,400)	$—	$—	$(259,040,400)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 103.3%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	4,642	$932,392

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	9,100	2,904,720

UNITED STATES — 102.7%
Communication Services — 11.2%
Activision Blizzard	13,620	1,064,948
Alphabet, Cl A *	5,317	15,743,212
Alphabet, Cl C *	5,028	14,910,082
AT&T	124,928	3,155,681
Charter Communications, Cl A *	2,272	1,533,350
Comcast, Cl A	80,482	4,139,189
Discovery, Cl A *	3,028	70,976
Discovery, Cl C *	5,232	118,034
DISH Network, Cl A *	4,623	189,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	5,107	$716,257
Fox, Cl A	6,019	239,195
Fox, Cl B	3,013	111,361
Interpublic Group	6,327	231,378
Live Nation Entertainment *	2,702	273,307
Lumen Technologies	18,001	213,492
Match Group *	4,760	717,713
Meta Platforms, Cl A *	42,122	13,629,416
Netflix *	7,830	5,405,127
News, Cl A	7,539	172,643
News, Cl B	2,781	62,739
Omnicom Group	4,030	274,362
Take-Two Interactive Software *	2,126	384,806
T-Mobile US *	10,170	1,169,855
Twitter *	14,222	761,446
Verizon Communications	72,523	3,842,994
ViacomCBS, Cl B	10,985	397,877
Walt Disney	31,863	5,387,077
		74,916,384

Consumer Discretionary — 13.3%
Advance Auto Parts	1,321	297,912
Amazon.com *	7,739	26,099,236
Aptiv *	5,141	888,828
AutoZone *	353	630,049
Bath & Body Works	4,574	316,018
Best Buy	4,087	499,595
Booking Holdings *	818	1,980,198
BorgWarner	4,007	180,596
Caesars Entertainment *	3,883	425,033
CarMax *	2,823	386,525
Carnival *	14,538	322,162
Chipotle Mexican Grill, Cl A *	464	825,470
Darden Restaurants	2,591	373,467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dollar General	4,219	$934,593
Dollar Tree *	3,863	416,277
Domino’s Pizza	585	286,047
DR Horton	5,737	512,142
eBay	11,500	882,280
Etsy *	2,168	543,496
Expedia Group *	2,630	432,398
Ford Motor	70,629	1,206,343
Gap	4,378	99,337
Garmin	2,792	400,931
General Motors *	24,955	1,358,301
Genuine Parts	2,756	361,339
Hanesbrands	7,304	124,460
Hasbro	2,712	259,701
Hilton Worldwide Holdings *	5,032	724,356
Home Depot	18,629	6,925,144
Las Vegas Sands *	6,366	247,064
Leggett & Platt	2,850	133,523
Lennar, Cl A	4,995	499,150
LKQ	5,345	294,403
Lowe’s	12,423	2,904,746
Marriott International, Cl A *	4,988	798,180
McDonald’s	13,141	3,226,773
MGM Resorts International	7,602	358,510
Mohawk Industries *	1,228	217,614
Newell Brands	7,491	171,469
NIKE, Cl B	22,327	3,735,084
Norwegian Cruise Line Holdings *	6,233	160,313
NVR *	43	210,476
O’Reilly Automotive *	1,264	786,612
Penn National Gaming *	2,635	188,666
Pool	900	463,644
PulteGroup	4,901	235,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PVH	1,240	$135,569
Ralph Lauren, Cl A	982	124,881
Ross Stores	6,393	723,688
Royal Caribbean Cruises *	3,958	334,174
Starbucks	21,103	2,238,395
Tapestry	5,138	200,279
Target	8,911	2,313,474
Tesla *	14,350	15,985,900
TJX	21,307	1,395,395
Tractor Supply	2,036	442,158
Ulta Beauty *	970	356,339
Under Armour, Cl A *	4,184	91,881
Under Armour, Cl C *	4,221	79,692
VF	5,477	399,164
Whirlpool	1,158	244,141
Wynn Resorts *	1,573	141,255
Yum! Brands	5,372	671,178
		89,201,664

Consumer Staples — 5.8%
Altria Group	33,150	1,462,246
Archer-Daniels-Midland	10,238	657,689
Brown-Forman, Cl B	3,172	215,347
Campbell Soup	3,905	156,005
Church & Dwight	4,210	367,786
Clorox	2,327	379,324
Coca-Cola	68,170	3,842,743
Colgate-Palmolive	14,901	1,135,307
Conagra Brands	8,597	276,823
Constellation Brands, Cl A	2,794	605,767
Costco Wholesale	7,788	3,828,114
Estee Lauder, Cl A	4,086	1,325,212
General Mills	10,857	670,963
Hershey	2,751	482,388

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hormel Foods	5,477	$231,787
J M Smucker	1,903	233,803
Kellogg	4,627	283,635
Kimberly-Clark	5,769	747,028
Kraft Heinz	12,392	444,749
Kroger	11,222	449,104
Lamb Weston Holdings	2,746	155,012
McCormick	4,413	354,055
Molson Coors Beverage, Cl B	4,179	184,252
Mondelez International, Cl A	25,079	1,523,298
Monster Beverage *	6,826	580,210
PepsiCo	23,975	3,874,360
Philip Morris International	27,290	2,579,997
Procter & Gamble	43,059	6,157,006
Sysco	9,331	717,554
Tyson Foods, Cl A	5,005	400,250
Walgreens Boots Alliance	12,732	598,659
Walmart	25,039	3,741,327
		38,661,800

Energy — 2.9%
APA	6,419	168,242
Baker Hughes, Cl A	13,858	347,559
Chevron	33,943	3,886,134
ConocoPhillips	23,045	1,716,622
Coterra Energy	13,485	287,500
Devon Energy	10,141	406,451
Diamondback Energy	3,153	337,970
EOG Resources	10,695	988,860
Exxon Mobil	74,231	4,785,673
Halliburton	16,955	423,705
Hess	4,971	410,455
Kinder Morgan	35,390	592,783
Marathon Oil	16,041	261,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	11,123	$733,339
Occidental Petroleum	15,286	512,540
ONEOK	8,347	531,036
Phillips 66	7,945	594,127
Pioneer Natural Resources	3,837	717,442
Schlumberger	26,187	844,793
Valero Energy	7,076	547,187
Williams	21,763	611,323
		19,705,530

Financials — 11.8%
Aflac	11,328	607,974
Allstate	5,447	673,630
American Express	11,279	1,960,065
American International Group	15,346	906,795
Ameriprise Financial	2,107	636,588
Aon, Cl A	4,089	1,308,153
Arthur J Gallagher	3,723	624,235
Assurant	1,219	196,637
Bank of America	130,056	6,214,076
Bank of New York Mellon	14,082	833,654
Berkshire Hathaway, Cl B *	32,733	9,394,698
BlackRock, Cl A	2,552	2,407,710
Brown & Brown	3,529	222,715
Capital One Financial	7,911	1,194,798
Cboe Global Markets	1,656	218,493
Charles Schwab	26,617	2,183,393
Chubb	7,888	1,541,157
Cincinnati Financial	2,810	341,246
Citigroup	36,357	2,514,450
Citizens Financial Group	7,917	375,107
CME Group, Cl A	6,252	1,378,879
Comerica	2,550	216,980
Discover Financial Services	5,538	627,566

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Re Group	765	$200,048
Fifth Third Bancorp	12,942	563,365
First Republic Bank	2,691	582,144
Franklin Resources	5,756	181,256
Globe Life	1,460	129,969
Goldman Sachs Group	5,895	2,436,698
Hartford Financial Services Group	6,569	479,077
Huntington Bancshares	26,156	411,695
Intercontinental Exchange	9,818	1,359,400
Invesco	5,888	149,614
JPMorgan Chase	52,681	8,949,975
KeyCorp	18,501	430,518
Lincoln National	2,831	204,257
Loews	3,050	171,014
M&T Bank	2,599	382,365
MarketAxess Holdings	841	343,691
Marsh & McLennan	9,259	1,544,401
MetLife	13,009	816,965
Moody’s	2,877	1,162,740
Morgan Stanley	25,388	2,609,379
MSCI, Cl A	1,419	943,465
Nasdaq	2,015	422,888
Northern Trust	4,033	496,220
People’s United Financial	8,374	143,530
PNC Financial Services Group	7,455	1,573,229
Principal Financial Group	4,243	284,663
Progressive	10,618	1,007,436
Prudential Financial	6,850	753,843
Raymond James Financial	3,763	370,994
Regions Financial	18,067	427,827
S&P Global	4,168	1,976,299
State Street	6,283	619,190
SVB Financial Group *	1,048	751,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	10,074	$467,937
T Rowe Price Group	4,162	902,655
Travelers	4,318	694,680
Truist Financial	23,069	1,464,189
US Bancorp	23,136	1,396,720
W R Berkley	2,568	204,413
Wells Fargo	73,110	3,740,308
Willis Towers Watson	2,508	607,638
Zions Bancorp	3,121	196,592
		79,134,121

Health Care — 13.4%
Abbott Laboratories	31,301	4,034,386
AbbVie	30,865	3,539,290
ABIOMED *	865	287,215
Agilent Technologies	5,409	851,863
Align Technology *	1,331	831,036
AmerisourceBergen, Cl A	2,742	334,579
Amgen	10,299	2,131,584
Anthem	4,194	1,824,935
Baxter International	8,970	708,271
Becton Dickinson	5,209	1,248,024
Biogen *	2,709	722,436
Bio-Rad Laboratories, Cl A *	272	216,153
Bio-Techne	751	393,261
Boston Scientific *	24,524	1,057,720
Bristol-Myers Squibb	38,854	2,269,074
Cardinal Health	5,569	266,254
Catalent *	2,787	384,216
Centene *	10,953	780,292
Cerner	5,558	412,904
Charles River Laboratories International *	1,015	455,410
Cigna	6,235	1,331,858
Cooper	941	392,322
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	23,569	$2,104,240
Danaher	11,175	3,484,030
DaVita *	1,452	149,904
DENTSPLY SIRONA	4,128	236,163
Dexcom *	1,586	988,411
Edwards Lifesciences *	11,151	1,336,113
Eli Lilly	14,137	3,601,542
Gilead Sciences	22,301	1,446,889
HCA Healthcare	4,168	1,043,917
Henry Schein *	2,869	219,048
Hologic *	4,784	350,715
Humana	2,340	1,083,794
IDEXX Laboratories *	1,429	951,914
Illumina *	2,665	1,106,135
Incyte *	3,463	231,952
Intuitive Surgical *	6,441	2,326,038
IQVIA Holdings *	3,365	879,678
Johnson & Johnson	46,415	7,560,075
Laboratory Corp of America Holdings *	1,540	442,011
McKesson	2,759	573,541
Medtronic	23,526	2,819,826
Merck	44,456	3,914,351
Mettler-Toledo International *	377	558,292
Moderna *	6,208	2,143,064
Organon	4,340	159,495
PerkinElmer	1,938	342,813
Pfizer	98,248	4,297,368
Quest Diagnostics	2,405	353,006
Regeneron Pharmaceuticals *	1,715	1,097,497
ResMed	2,590	680,937
STERIS	1,421	332,145
Stryker	5,706	1,518,195
Teleflex	910	324,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	6,883	$4,357,421
UnitedHealth Group	16,699	7,689,389
Universal Health Services, Cl B	1,485	184,289
Vertex Pharmaceuticals *	4,087	755,809
Viatris, Cl W *	23,142	308,946
Waters *	1,057	388,500
West Pharmaceutical Services	1,367	587,646
Zimmer Biomet Holdings	3,768	539,276
Zoetis, Cl A	8,281	1,790,352
		89,732,625

Industrials — 8.2%
3M	10,474	1,871,494
Alaska Air Group *	2,447	129,202
Allegion	1,454	186,548
American Airlines Group *	11,725	225,120
AMETEK	4,174	552,638
AO Smith	2,587	189,032
Boeing *	9,754	2,019,371
Carrier Global	15,402	804,446
Caterpillar	9,311	1,899,537
CH Robinson Worldwide	2,703	262,164
Cintas	1,445	625,829
Copart *	3,949	613,240
CSX	38,553	1,394,462
Cummins	2,416	579,453
Deere	4,977	1,703,677
Delta Air Lines *	11,297	442,052
Dover	2,700	456,516
Eaton	6,941	1,143,599
Emerson Electric	10,447	1,013,463
Equifax	2,171	602,301
Expeditors International of Washington	2,828	348,579
Fastenal	10,538	601,509

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	4,208	$991,110
Fortive	6,431	486,891
Fortune Brands Home & Security	2,637	267,392
Generac Holdings *	1,079	537,946
General Dynamics	3,924	795,591
General Electric	19,616	2,057,130
Honeywell International	11,967	2,616,226
Howmet Aerospace	7,159	212,551
Huntington Ingalls Industries	720	145,966
IDEX	1,368	304,476
IHS Markit	6,755	883,014
Illinois Tool Works	4,975	1,133,653
Ingersoll Rand	7,103	381,857
Jacobs Engineering Group	2,608	366,215
JB Hunt Transport Services	1,405	277,052
Johnson Controls International	12,825	940,970
Kansas City Southern	1,484	460,411
L3Harris Technologies	3,562	821,183
Leidos Holdings	2,647	264,647
Lockheed Martin	4,188	1,391,756
Masco	4,694	307,692
Nielsen Holdings	7,236	146,529
Norfolk Southern	4,270	1,251,323
Northrop Grumman	2,679	956,992
Old Dominion Freight Line	1,490	508,612
Otis Worldwide	7,241	581,525
PACCAR	6,591	590,685
Parker-Hannifin	2,278	675,632
Pentair	3,067	226,866
Quanta Services	2,589	313,994
Raytheon Technologies F	26,935	2,393,444
Republic Services, Cl A	3,792	510,403
Robert Half International	2,083	235,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	2,142	$684,155
Rollins	4,340	152,898
Roper Technologies	1,701	829,867
Snap-On	1,060	215,424
Southwest Airlines *	10,257	484,951
Stanley Black & Decker	2,803	503,783
Textron	4,032	297,763
Trane Technologies	4,225	764,429
TransDigm Group *	943	588,262
Union Pacific	11,443	2,762,340
United Airlines Holdings *	5,355	247,080
United Parcel Service, Cl B	12,806	2,733,697
United Rentals *	1,341	508,387
Verisk Analytics, Cl A	2,818	592,541
Waste Management	6,598	1,057,198
Westinghouse Air Brake Technologies	3,356	304,490
WW Grainger	935	433,008
Xylem	3,139	409,922
		55,269,686

Information Technology — 28.7%
Accenture, Cl A	11,162	4,004,814
Adobe *	8,294	5,394,086
Advanced Micro Devices *	21,542	2,589,995
Akamai Technologies *	2,827	298,135
Amphenol, Cl A	10,346	794,262
Analog Devices	9,449	1,639,307
ANSYS *	1,445	548,493
Apple	278,353	41,697,279
Applied Materials	16,335	2,232,178
Arista Networks *	985	403,545
Autodesk *	3,917	1,244,078
Automatic Data Processing	7,402	1,661,675
Broadcom	7,082	3,765,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadridge Financial Solutions	2,225	$396,962
Cadence Design Systems *	4,768	825,388
CDW	2,300	429,295
Ceridian HCM Holding *	2,130	266,782
Cisco Systems	73,800	4,130,586
Citrix Systems	1,987	188,229
Cognizant Technology Solutions, Cl A	9,620	751,226
Corning	14,123	502,355
DXC Technology *	4,911	159,951
Enphase Energy *	2,605	603,396
F5 Networks *	1,129	238,388
Fidelity National Information Services	10,516	1,164,542
Fiserv *	10,655	1,049,411
FleetCor Technologies *	1,366	337,962
Fortinet *	2,520	847,577
Gartner *	1,476	489,899
Global Payments	5,446	778,724
Hewlett Packard Enterprise	23,726	347,586
HP	22,205	673,478
Intel	70,891	3,473,659
International Business Machines	15,551	1,945,430
Intuit	4,953	3,100,528
IPG Photonics *	235	37,367
Jack Henry & Associates	1,379	229,576
Juniper Networks	6,392	188,692
Keysight Technologies *	3,150	567,063
KLA	2,683	1,000,115
Lam Research	2,600	1,465,282
Mastercard, Cl A	15,598	5,233,441
Microchip Technology	9,879	731,935
Micron Technology	19,908	1,375,643
Microsoft	133,204	44,173,110
Monolithic Power Systems	869	456,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	2,773	$689,340
NetApp	4,205	375,507
NortonLifeLock	11,210	285,295
NVIDIA	43,842	11,209,084
Oracle	28,768	2,760,002
Paychex	5,370	662,014
Paycom Software *	929	508,953
PayPal Holdings *	20,886	4,857,875
PTC *	1,342	170,904
Qorvo *	1,939	326,198
QUALCOMM	19,648	2,613,970
salesforce.com *	17,141	5,136,986
Seagate Technology Holdings	3,566	317,624
ServiceNow *	3,623	2,527,984
Skyworks Solutions	2,705	452,087
Synopsys *	2,704	900,919
TE Connectivity	5,683	829,718
Teledyne Technologies *	922	414,181
Teradyne	2,797	386,657
Texas Instruments	16,409	3,076,359
Trimble *	4,304	376,040
Tyler Technologies *	873	474,231
VeriSign *	1,574	350,483
Visa, Cl A	29,892	6,330,229
Western Digital *	5,620	293,870
Western Union	7,691	140,130
Xilinx	4,271	768,780
Zebra Technologies, Cl A *	1,057	564,385
		192,233,142

Materials — 2.2%
Air Products & Chemicals	4,067	1,219,327
Albemarle	2,234	559,550
Amcor	28,827	347,942

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	1,442	$313,952
Ball	5,811	531,590
Celanese, Cl A	1,789	288,941
CF Industries Holdings	3,932	223,338
Corteva	13,572	585,632
Dow	13,733	768,636
DuPont de Nemours	9,720	676,512
Eastman Chemical	2,634	274,015
Ecolab	4,261	946,879
FMC	2,642	240,448
Freeport-McMoRan	25,776	972,271
International Flavors & Fragrances	4,299	633,888
International Paper	7,148	355,041
LyondellBasell Industries, Cl A	4,790	444,608
Martin Marietta Materials	1,056	414,839
Mosaic	5,936	246,760
Newmont	14,529	784,566
Nucor	5,483	612,177
Packaging Corp of America	1,462	200,835
PPG Industries	4,224	678,248
Sealed Air	2,918	173,096
Sherwin-Williams	4,159	1,316,781
Vulcan Materials	2,432	462,372
Westrock	5,134	246,945
		14,519,189

Real Estate — 2.7%
Alexandria Real Estate Equities ‡	2,544	519,332
American Tower, Cl A ‡	8,117	2,288,751
AvalonBay Communities ‡	2,520	596,434
Boston Properties ‡	2,647	300,805
CBRE Group, Cl A *	6,067	631,453
Crown Castle International ‡	7,738	1,395,161
Digital Realty Trust ‡	5,075	800,886

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	6,968	$391,880
Equinix ‡	1,504	1,258,953
Equity Residential ‡	6,158	532,051
Essex Property Trust ‡	1,134	385,481
Extra Space Storage ‡	2,445	482,570
Federal Realty Investment Trust ‡	1,456	175,230
Healthpeak Properties ‡	9,403	333,901
Host Hotels & Resorts ‡ *	13,103	220,524
Iron Mountain ‡	5,789	264,210
Kimco Realty ‡	9,517	215,084
Mid-America Apartment Communities ‡	2,022	412,913
ProLogis ‡	13,118	1,901,585
Public Storage ‡	2,695	895,225
Realty Income ‡	6,891	492,224
Regency Centers ‡	3,013	212,145
SBA Communications, Cl A ‡	1,738	600,184
Simon Property Group ‡	5,869	860,278
UDR ‡	4,393	243,943
Ventas ‡	6,839	364,997
Vornado Realty Trust ‡	2,852	121,581
Welltower ‡	7,511	603,884
Weyerhaeuser ‡	13,782	492,293
		17,993,958

Utilities — 2.5%
AES	12,164	305,681
Alliant Energy	4,271	241,611
Ameren	4,300	362,447
American Electric Power	8,927	756,206
American Water Works	3,140	546,925
Atmos Energy	2,579	237,578
CenterPoint Energy	10,523	274,019
CMS Energy	5,528	333,615
Consolidated Edison	6,564	494,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	14,358	$1,090,203
DTE Energy	3,654	414,181
Duke Energy	13,027	1,328,884
Edison International	7,028	442,272
Entergy	3,667	377,774
Evergy	4,217	268,834
Eversource Energy	6,227	528,672
Exelon	17,261	918,113
FirstEnergy	10,265	395,510
NextEra Energy	34,938	2,981,260
NiSource	7,314	180,436
NRG Energy	4,191	167,179
Pinnacle West Capital	2,162	139,427
PPL	14,292	411,610
Public Service Enterprise Group	9,334	595,509
Sempra Energy	5,324	679,502
Southern	19,009	1,184,641
WEC Energy Group	5,473	492,898
Xcel Energy	9,660	623,939
		16,773,852

TOTAL UNITED STATES		688,141,951
TOTAL COMMON STOCK
(Cost $602,844,830)		691,979,063
TOTAL INVESTMENTS — 103.3%
(Cost $602,844,830)		$691,979,063

WRITTEN OPTION— (3.5)%(1)
UNITED STATES— (3.5)%
(Premiums Received ($9,674,024))	(1,502)	(23,153,330)

Percentages are based on Net Assets of $669,854,868.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (3.5)%
Call Options
S&P 500 Index*	(1,502)	$(9,674,024)	$4,470.00	11/19/21	$(23,153,330)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(691,728,076).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$691,979,063.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$691,979,063	$—	$—	$691,979,063
Total Investments in Securities	$691,979,063	$—	$—	$691,979,063

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(23,153,330)	$—	$—	$(23,153,330)
Total Liabilities	$(23,153,330)	$—	$—	$(23,153,330)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Russell 2000 Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 101.6%‡(A)
Vanguard Russell 2000 ETF	6,111,954	$563,461,039
TOTAL INVESTMENTS — 101.6%
(Cost $536,883,182)		$563,461,039

WRITTEN OPTION— (1.7)%(1)
UNITED STATES— (1.7)%
(Premiums Received ($10,800,917))	(2,450)	(9,653,000)

Percentages are based on Net Assets of $554,445,800.
A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.7)%
Call Options
Russell 2000 Index*	(2,450)	$(10,800,917)	$2,300.00	11/19/21	$(9,653,000)

+	Notional amount for all options totals $(562,811,775).
‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$563,461,039.

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$563,461,039	$—	$—	$563,461,039
Total Investments in Securities	$563,461,039	$—	$—	$563,461,039

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(9,653,000)	$—	$—	$(9,653,000)
Total Liabilities	$(9,653,000)	$—	$—	$(9,653,000)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 102.3%(A)
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	147	$217,710

CHINA — 1.6%
Communication Services — 0.5%
Baidu ADR *	784	127,196
NetEase ADR	910	88,807
		216,003

Consumer Discretionary — 0.7%
JD.com ADR *	2,425	189,829
Pinduoduo ADR *	1,125	100,035
Trip.com Group ADR *	1,574	44,953
		334,817

Information Technology — 0.4%
NXP Semiconductors	825	165,710

TOTAL CHINA		716,530
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	402	48,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	246	$199,968

UNITED STATES — 99.7%
Communication Services — 18.4%
Activision Blizzard	2,329	182,104
Alphabet, Cl A *	601	1,779,513
Alphabet, Cl C *	646	1,915,655
Charter Communications, Cl A *	558	376,589
Comcast, Cl A	13,853	712,460
Electronic Arts	842	118,090
Fox, Cl A	961	38,190
Fox, Cl B	755	27,905
Match Group *	811	122,283
Meta Platforms, Cl A *	4,750	1,536,957
Netflix *	1,341	925,706
Sirius XM Holdings	12,370	75,333
T-Mobile US *	3,765	433,088
		8,243,873

Consumer Discretionary — 17.3%
Amazon.com *	1,011	3,409,527
Booking Holdings *	126	305,018
Dollar Tree *	679	73,169
eBay	2,043	156,739
Lululemon Athletica *	380	177,084
Marriott International, Cl A *	968	154,899
O’Reilly Automotive *	222	138,155
Peloton Interactive, Cl A *	805	73,609
Ross Stores	1,072	121,351
Starbucks	3,544	375,912
Tesla *	2,482	2,764,948
		7,750,411

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.8%
Costco Wholesale	1,339	$658,172
Keurig Dr Pepper	4,272	154,176
Kraft Heinz	3,667	131,609
Mondelez International, Cl A	4,221	256,383
Monster Beverage *	1,595	135,575
PepsiCo	4,173	674,357
Walgreens Boots Alliance	2,589	121,735
		2,132,007

Health Care — 6.3%
Align Technology *	245	152,971
Amgen	1,737	359,507
Biogen *	442	117,873
Cerner	882	65,524
Dexcom *	283	176,368
Gilead Sciences	3,778	245,117
IDEXX Laboratories *	259	172,530
Illumina *	495	205,455
Incyte *	658	44,073
Intuitive Surgical *	1,101	397,604
Moderna *	1,212	418,394
Regeneron Pharmaceuticals *	325	207,980
Seagen *	542	95,571
Vertex Pharmaceuticals *	784	144,985
		2,803,952

Industrials — 2.8%
Cintas	306	132,529
Copart *	702	109,014
CSX	6,847	247,656
Fastenal	1,746	99,662
Honeywell International	2,081	454,948
PACCAR	1,047	93,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	497	$104,504
		1,242,145

Information Technology — 49.2%
Adobe *	1,452	944,323
Advanced Micro Devices *	3,660	440,042
Analog Devices	1,647	285,738
ANSYS *	263	99,829
Apple	33,074	4,954,485
Applied Materials	2,744	374,968
Atlassian, Cl A *	406	186,001
Autodesk *	665	211,211
Automatic Data Processing	1,268	284,653
Broadcom	1,255	667,246
Cadence Design Systems *	828	143,335
CDW	420	78,393
Cisco Systems	12,741	713,114
Cognizant Technology Solutions, Cl A	1,566	122,289
Crowdstrike Holdings, Cl A *	586	165,135
DocuSign, Cl A *	576	160,295
Fiserv *	2,011	198,063
Intel	12,417	608,433
Intuit	821	513,938
KLA	475	177,061
Lam Research	423	238,390
Marvell Technology	2,432	166,592
Microchip Technology	1,638	121,359
Micron Technology	3,377	233,351
Microsoft	15,037	4,986,570
NVIDIA	7,587	1,939,768
Okta, Cl A *	443	109,501
Paychex	1,088	134,129
PayPal Holdings *	3,588	834,533
QUALCOMM	3,397	451,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares/ Number of Contracs	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	504	$84,233
Splunk *	486	80,102
Synopsys *	447	148,931
Texas Instruments	2,797	524,382
VeriSign *	345	76,821
Workday, Cl A *	562	162,969
Xilinx	752	135,360
Zoom Video Communications, Cl A *	746	204,889
		21,962,369

Utilities — 0.9%
American Electric Power	1,503	127,319
Exelon	2,943	156,538
Xcel Energy	1,627	105,088
		388,945

TOTAL UNITED STATES		44,523,702
TOTAL COMMON STOCK
(Cost $40,641,115)		45,705,989
TOTAL INVESTMENTS — 102.3%
(Cost $40,641,115)		$45,705,989

WRITTEN OPTION— (2.5)%(1)
UNITED STATES— (2.5)%
(Premiums Received ($400,793))	(72)	$(1,133,280)

Percentages are based on Net Assets of $44,671,370.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Nasdaq 100® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.5)%
Call Options
NQX*	(72)	$(400,793)	$3,025.00	11/19/21	$(1,133,280)

*	Non-income producing security.
+	Notional amount for all options totals $(22,824,679).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at October 31, 2021 was $45,705,989.

ADR — American Depositary Receipt
Cl — Class
NQX — Nasdaq-100 Reduced Value Index
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,705,989	$—	$—	$45,705,989
Total Investments in Securities	$45,705,989	$—	$—	$45,705,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(1,133,280)	$—	$—	$(1,133,280)
Total Liabilities	$(1,133,280)	$—	$—	$(1,133,280)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.5%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	226	$45,394

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	462	147,471

UNITED STATES — 101.0%
Communication Services — 11.0%
Activision Blizzard	668	52,231
Alphabet, Cl A *	276	817,214
Alphabet, Cl C *	259	768,041
AT&T	6,497	164,114
Charter Communications, Cl A *	113	76,263
Comcast, Cl A	4,184	215,183
Discovery, Cl A *	114	2,672
Discovery, Cl C *	256	5,775
DISH Network, Cl A *	222	9,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	223	$31,276
Fox, Cl A	332	13,194
Fox, Cl B	114	4,213
Interpublic Group	336	12,287
Live Nation Entertainment *	111	11,228
Lumen Technologies	891	10,567
Match Group *	242	36,489
Meta Platforms, Cl A *	2,173	703,118
Netflix *	409	282,337
News, Cl A	336	7,694
News, Cl B	112	2,527
Omnicom Group	220	14,978
Take-Two Interactive Software *	110	19,910
T-Mobile US *	544	62,576
Twitter *	766	41,012
Verizon Communications	3,740	198,183
ViacomCBS, Cl B	553	20,030
Walt Disney	1,649	278,796
		3,861,025

Consumer Discretionary — 13.0%
Advance Auto Parts	67	15,110
Amazon.com *	398	1,342,227
Aptiv *	225	38,900
AutoZone *	21	37,482
Bath & Body Works	222	15,338
Best Buy	219	26,771
Booking Holdings *	40	96,831
BorgWarner	219	9,870
Caesars Entertainment *	214	23,424
CarMax *	115	15,746
Carnival *	749	16,598
Chipotle Mexican Grill, Cl A *	29	51,592
Darden Restaurants	112	16,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dollar General	221	$48,956
Dollar Tree *	220	23,707
Domino’s Pizza	26	12,713
DR Horton	324	28,924
eBay	550	42,196
Etsy *	109	27,325
Expedia Group *	112	18,414
Ford Motor	3,579	61,129
Gap	219	4,969
Garmin	115	16,514
General Motors *	1,310	71,303
Genuine Parts	114	14,947
Hanesbrands	332	5,657
Hasbro	113	10,821
Hilton Worldwide Holdings *	223	32,101
Home Depot	970	360,588
Las Vegas Sands *	330	12,807
Leggett & Platt	112	5,247
Lennar, Cl A	221	22,085
LKQ	226	12,448
Lowe’s	655	153,152
Marriott International, Cl A *	222	35,524
McDonald’s	664	163,045
MGM Resorts International	339	15,987
Mohawk Industries *	38	6,734
Newell Brands	335	7,668
NIKE, Cl B	1,169	195,562
Norwegian Cruise Line Holdings *	326	8,385
NVR *	3	14,684
O’Reilly Automotive *	71	44,185
Penn National Gaming *	116	8,306
Pool	28	14,425
PulteGroup	224	10,770

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PVH	106	$11,589
Ralph Lauren, Cl A	4	509
Ross Stores	329	37,243
Royal Caribbean Cruises *	216	18,237
Starbucks	1,096	116,253
Tapestry	226	8,809
Target	444	115,271
Tesla *	744	828,816
TJX	1,105	72,366
Tractor Supply	110	23,889
Ulta Beauty *	38	13,960
Under Armour, Cl A *	218	4,787
Under Armour, Cl C *	219	4,135
VF	330	24,050
Whirlpool	65	13,704
Wynn Resorts *	108	9,698
Yum! Brands	255	31,860
		4,552,487

Consumer Staples — 5.7%
Altria Group	1,659	73,179
Archer-Daniels-Midland	541	34,754
Brown-Forman, Cl B	216	14,664
Campbell Soup	218	8,709
Church & Dwight	222	19,394
Clorox	109	17,768
Coca-Cola	3,529	198,930
Colgate-Palmolive	767	58,438
Conagra Brands	445	14,329
Constellation Brands, Cl A	142	30,787
Costco Wholesale	409	201,040
Estee Lauder, Cl A	219	71,028
General Mills	550	33,990
Hershey	112	19,639
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hormel Foods	226	$9,564
J M Smucker	110	13,515
Kellogg	224	13,731
Kimberly-Clark	329	42,602
Kraft Heinz	583	20,924
Kroger	667	26,693
Lamb Weston Holdings	114	6,435
McCormick	221	17,731
Molson Coors Beverage, Cl B	218	9,612
Mondelez International, Cl A	1,305	79,266
Monster Beverage *	330	28,050
PepsiCo	1,244	201,031
Philip Morris International	1,432	135,381
Procter & Gamble	2,204	315,150
Sysco	441	33,913
Tyson Foods, Cl A	228	18,233
Walgreens Boots Alliance	667	31,362
Walmart	1,300	194,246
		1,994,088

Energy — 2.9%
APA	335	8,780
Baker Hughes, Cl A	682	17,105
Chevron	1,756	201,044
ConocoPhillips	1,208	89,984
Coterra Energy	1,045	22,279
Devon Energy	537	21,523
Diamondback Energy	158	16,936
EOG Resources	547	50,576
Exxon Mobil	3,859	248,790
Halliburton	789	19,717
Hess	222	18,331
Kinder Morgan	1,781	29,832
Marathon Oil	774	12,632

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	560	$36,921
Occidental Petroleum	778	26,086
ONEOK	441	28,056
Phillips 66	435	32,529
Pioneer Natural Resources	220	41,136
Schlumberger	1,313	42,357
Valero Energy	339	26,215
Williams	1,114	31,292
		1,022,121

Financials — 11.6%
Aflac	557	29,894
Allstate	232	28,691
American Express	598	103,920
American International Group	774	45,736
Ameriprise Financial	109	32,932
Aon, Cl A	220	70,382
Arthur J Gallagher	218	36,552
Assurant	39	6,291
Bank of America	6,831	326,385
Bank of New York Mellon	766	45,347
Berkshire Hathaway, Cl B *	1,677	481,316
BlackRock, Cl A	126	118,876
Brown & Brown	204	12,874
Capital One Financial	409	61,771
Cboe Global Markets	110	14,513
Charles Schwab	1,322	108,444
Chubb	404	78,934
Cincinnati Financial	110	13,358
Citigroup	1,874	129,606
Citizens Financial Group	433	20,516
CME Group, Cl A	329	72,561
Comerica	112	9,530
Discover Financial Services	258	29,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Re Group	27	$7,060
Fifth Third Bancorp	656	28,556
First Republic Bank	148	32,017
Franklin Resources	224	7,054
Globe Life	109	9,703
Goldman Sachs Group	310	128,138
Hartford Financial Services Group	334	24,359
Huntington Bancshares	1,284	20,210
Intercontinental Exchange	539	74,630
Invesco	335	8,512
JPMorgan Chase	2,750	467,197
KeyCorp	891	20,734
Lincoln National	126	9,091
Loews	222	12,448
M&T Bank	109	16,036
MarketAxess Holdings	26	10,625
Marsh & McLennan	444	74,059
MetLife	666	41,825
Moody’s	138	55,773
Morgan Stanley	1,331	136,800
MSCI, Cl A	81	53,855
Nasdaq	110	23,086
Northern Trust	217	26,700
People’s United Financial	440	7,542
PNC Financial Services Group	394	83,146
Principal Financial Group	224	15,028
Progressive	552	52,374
Prudential Financial	336	36,977
Raymond James Financial	156	15,380
Regions Financial	889	21,052
S&P Global	221	104,789
State Street	332	32,719
SVB Financial Group *	56	40,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	483	$22,435
T Rowe Price Group	218	47,280
Travelers	222	35,715
Truist Financial	1,219	77,370
US Bancorp	1,221	73,712
W R Berkley	113	8,995
Wells Fargo	3,749	191,799
Willis Towers Watson	112	27,135
Zions Bancorp	117	7,370
		4,067,126

Health Care — 13.3%
Abbott Laboratories	1,646	212,153
AbbVie	1,645	188,632
ABIOMED *	32	10,625
Agilent Technologies	284	44,727
Align Technology *	75	46,828
AmerisourceBergen, Cl A	110	13,422
Amgen	521	107,831
Anthem	221	96,164
Baxter International	439	34,663
Becton Dickinson	251	60,137
Biogen *	129	34,402
Bio-Rad Laboratories, Cl A *	15	11,920
Bio-Techne	27	14,139
Boston Scientific *	1,311	56,543
Bristol-Myers Squibb	2,027	118,377
Cardinal Health	220	10,518
Catalent *	142	19,576
Centene *	549	39,111
Cerner	265	19,687
Charles River Laboratories International *	35	15,704
Cigna	328	70,064
Cooper	35	14,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	1,206	$107,672
Danaher	571	178,021
DaVita *	66	6,814
DENTSPLY SIRONA	213	12,186
Dexcom *	91	56,712
Edwards Lifesciences *	554	66,380
Eli Lilly	729	185,720
Gilead Sciences	1,101	71,433
HCA Healthcare	222	55,602
Henry Schein *	114	8,704
Hologic *	224	16,421
Humana	111	51,411
IDEXX Laboratories *	83	55,290
Illumina *	128	53,128
Incyte *	215	14,401
Intuitive Surgical *	330	119,173
IQVIA Holdings *	181	47,317
Johnson & Johnson	2,415	393,355
Laboratory Corp of America Holdings *	104	29,850
McKesson	132	27,440
Medtronic	1,216	145,750
Merck	2,317	204,012
Mettler-Toledo International *	23	34,060
Moderna *	320	110,467
Organon	221	8,122
PerkinElmer	110	19,458
Pfizer	5,085	222,418
Quest Diagnostics	112	16,439
Regeneron Pharmaceuticals *	98	62,714
ResMed	126	33,127
STERIS	108	25,244
Stryker	322	85,674
Teleflex	33	11,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	351	$222,208
UnitedHealth Group	861	396,465
Universal Health Services, Cl B	99	12,286
Vertex Pharmaceuticals *	222	41,054
Viatris, Cl W *	1,089	14,538
Waters *	65	23,891
West Pharmaceutical Services	75	32,241
Zimmer Biomet Holdings	211	30,198
Zoetis, Cl A	441	95,344
		4,644,334

Industrials — 8.2%
3M	544	97,202
Alaska Air Group *	112	5,914
Allegion	108	13,856
American Airlines Group *	549	10,541
AMETEK	219	28,996
AO Smith	112	8,184
Boeing *	508	105,171
Carrier Global	765	39,956
Caterpillar	506	103,229
CH Robinson Worldwide	112	10,863
Cintas	84	36,380
Copart *	215	33,387
CSX	2,073	74,980
Cummins	113	27,102
Deere	249	85,235
Delta Air Lines *	550	21,521
Dover	112	18,937
Eaton	334	55,030
Emerson Electric	551	53,453
Equifax	110	30,517
Expeditors International of Washington	116	14,298
Fastenal	542	30,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	219	$51,581
Fortive	324	24,530
Fortune Brands Home & Security	112	11,357
Generac Holdings *	67	33,404
General Dynamics	220	44,605
General Electric	986	103,402
Honeywell International	653	142,759
Howmet Aerospace	336	9,976
Huntington Ingalls Industries	26	5,271
IDEX	75	16,693
IHS Markit	334	43,660
Illinois Tool Works	250	56,967
Ingersoll Rand	334	17,956
Jacobs Engineering Group	112	15,727
JB Hunt Transport Services	101	19,916
Johnson Controls International	659	48,351
Kansas City Southern	86	26,681
L3Harris Technologies	188	43,342
Leidos Holdings	112	11,198
Lockheed Martin	221	73,443
Masco	224	14,683
Nielsen Holdings	334	6,763
Norfolk Southern	222	65,057
Northrop Grumman	130	46,439
Old Dominion Freight Line	88	30,039
Otis Worldwide	355	28,510
PACCAR	328	29,395
Parker-Hannifin	110	32,625
Pentair	116	8,581
Quanta Services	112	13,583
Raytheon Technologies	1,406	124,937
Republic Services, Cl A	220	29,612
Robert Half International	110	12,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	110	$35,134
Rollins	221	7,786
Roper Technologies	106	51,714
Snap-On	37	7,520
Southwest Airlines *	555	26,240
Stanley Black & Decker	138	24,803
Textron	221	16,321
Trane Technologies	218	39,443
TransDigm Group *	51	31,815
Union Pacific	596	143,874
United Airlines Holdings *	326	15,042
United Parcel Service, Cl B	662	141,317
United Rentals *	73	27,675
Verisk Analytics, Cl A	137	28,807
Waste Management	336	53,837
Westinghouse Air Brake Technologies	145	13,156
WW Grainger	30	13,893
Xylem	149	19,458
		2,847,005

Information Technology — 28.1%
Accenture, Cl A	570	204,510
Adobe *	440	286,158
Advanced Micro Devices *	1,102	132,493
Akamai Technologies *	115	12,128
Amphenol, Cl A	552	42,377
Analog Devices	502	87,092
ANSYS *	84	31,885
Apple	14,308	2,143,338
Applied Materials	837	114,376
Arista Networks *	39	15,978
Autodesk *	217	68,921
Automatic Data Processing	371	83,286
Broadcom	364	193,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadridge Financial Solutions	110	$19,625
Cadence Design Systems *	224	38,777
CDW	112	20,905
Ceridian HCM Holding *	115	14,404
Cisco Systems	3,854	215,708
Citrix Systems	110	10,420
Cognizant Technology Solutions, Cl A	441	34,438
Corning	664	23,619
DXC Technology *	224	7,296
Enphase Energy *	109	25,248
F5 Networks *	41	8,657
Fidelity National Information Services	550	60,907
Fiserv *	548	53,973
FleetCor Technologies *	80	19,793
Fortinet *	112	37,670
Gartner *	81	26,885
Global Payments	254	36,319
Hewlett Packard Enterprise	1,219	17,858
HP	1,121	34,000
Intel	3,702	181,398
International Business Machines	802	100,330
Intuit	242	151,490
IPG Photonics *	3	477
Jack Henry & Associates	73	12,153
Juniper Networks	330	9,742
Keysight Technologies *	175	31,504
KLA	132	49,204
Lam Research	125	70,446
Mastercard, Cl A	786	263,719
Microchip Technology	444	32,896
Micron Technology	999	69,031
Microsoft	6,839	2,267,949
Monolithic Power Systems	30	15,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	143	$35,548
NetApp	220	19,646
NortonLifeLock	554	14,099
NVIDIA	2,273	581,138
Oracle	1,501	144,006
Paychex	325	40,066
Paycom Software *	34	18,627
PayPal Holdings *	1,073	249,569
PTC *	106	13,499
Qorvo *	110	18,505
QUALCOMM	994	132,242
salesforce.com *	875	262,229
Seagate Technology Holdings	220	19,595
ServiceNow *	187	130,481
Skyworks Solutions	139	23,231
Synopsys *	131	43,647
TE Connectivity	321	46,866
Teledyne Technologies *	33	14,824
Teradyne	116	16,036
Texas Instruments	845	158,421
Trimble *	222	19,396
Tyler Technologies *	29	15,753
VeriSign *	108	24,048
Visa, Cl A	1,539	325,914
Western Digital *	328	17,151
Western Union	339	6,177
Xilinx	222	39,960
Zebra Technologies, Cl A *	53	28,299
		9,837,648

Materials — 2.1%
Air Products & Chemicals	217	65,059
Albemarle	110	27,552
Amcor	1,446	17,453

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	80	$17,418
Ball	324	29,640
Celanese, Cl A	110	17,766
CF Industries Holdings	220	12,496
Corteva	660	28,479
Dow	664	37,164
DuPont de Nemours	444	30,902
Eastman Chemical	112	11,651
Ecolab	219	48,666
FMC	112	10,193
Freeport-McMoRan	1,326	50,017
International Flavors & Fragrances	222	32,734
International Paper	336	16,689
LyondellBasell Industries, Cl A	224	20,792
Martin Marietta Materials	66	25,927
Mosaic	332	13,801
Newmont	769	41,526
Nucor	224	25,010
Packaging Corp of America	108	14,836
PPG Industries	219	35,165
Sealed Air	114	6,762
Sherwin-Williams	220	69,654
Vulcan Materials	112	21,293
Westrock	225	10,823
		739,468

Real Estate — 2.6%
Alexandria Real Estate Equities ‡	110	22,455
American Tower, Cl A ‡	417	117,582
AvalonBay Communities ‡	110	26,035
Boston Properties ‡	113	12,841
CBRE Group, Cl A *	324	33,722
Crown Castle International ‡	400	72,120
Digital Realty Trust ‡	224	35,350

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	334	$18,784
Equinix ‡	87	72,825
Equity Residential ‡	324	27,994
Essex Property Trust ‡	68	23,115
Extra Space Storage ‡	112	22,105
Federal Realty Investment Trust ‡	106	12,757
Healthpeak Properties ‡	461	16,370
Host Hotels & Resorts ‡ *	666	11,209
Iron Mountain ‡	227	10,360
Kimco Realty ‡	496	11,210
Mid-America Apartment Communities ‡	110	22,463
ProLogis ‡	664	96,253
Public Storage ‡	131	43,516
Realty Income ‡	332	23,715
Regency Centers ‡	114	8,027
SBA Communications, Cl A ‡	110	37,986
Simon Property Group ‡	328	48,078
UDR ‡	236	13,105
Ventas ‡	334	17,826
Vornado Realty Trust ‡	114	4,860
Welltower ‡	333	26,773
Weyerhaeuser ‡	670	23,932
		913,368

Utilities — 2.5%
AES	644	16,184
Alliant Energy	223	12,615
Ameren	222	18,712
American Electric Power	443	37,526
American Water Works	173	30,133
Atmos Energy	108	9,949
CenterPoint Energy	550	14,322
CMS Energy	227	13,699
Consolidated Edison	330	24,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	763	$57,935
DTE Energy	214	24,257
Duke Energy	671	68,449
Edison International	327	20,578
Entergy	218	22,458
Evergy	221	14,089
Eversource Energy	329	27,932
Exelon	884	47,020
FirstEnergy	536	20,652
NextEra Energy	1,773	151,290
NiSource	337	8,314
NRG Energy	222	8,856
Pinnacle West Capital	110	7,094
PPL	679	19,555
Public Service Enterprise Group	446	28,455
Sempra Energy	324	41,352
Southern	991	61,759
WEC Energy Group	329	29,630
Xcel Energy	458	29,582
		867,279

TOTAL UNITED STATES		35,345,949
TOTAL COMMON STOCK
(Cost $33,633,036)		35,538,814
TOTAL INVESTMENTS — 101.5%
(Cost $33,633,036)		$35,538,814

WRITTEN OPTION— (1.7)%(1)
UNITED STATES— (1.7)%
(Premiums Received ($239,180))	(385)	$(601,178)

Percentages are based on Net Assets of $35,018,124.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.7)%
Call Options
XSP*	(385)	$(239,180)	$447.00	11/19/21	$(601,178)

*	Non-income producing security.
+	Notional amount for all options totals $(17,730,790).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was $35,538,814.

Cl — Class
S&P — Standard & Poor’s
XSP — iShares Core S&P 500 Index ETF
The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,538,814	$—	$—	$35,538,814
Total Investments in Securities	$35,538,814	$—	$—	$35,538,814

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(601,178)	$—	$—	$(601,178)
Total Liabilities	$(601,178)	$—	$—	$(601,178)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperIncome™ Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 5.1%
Telephone and Data Systems, 6.625%	107,968	$2,961,562
Telephone and Data Systems, 6.000%	187,462	4,915,254
ViacomCBS, 5.750%	67,390	4,085,856
		11,962,672
Consumer Discretionary — 3.9%
Qurate Retail, 8.000%	84,799	9,258,355
Energy — 6.7%
Crestwood Equity Partners, 9.250%	472,362	4,832,263
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	215,046	5,487,974
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	120,425	3,039,527
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month + 5.643%	105,459	2,388,646
		15,748,410

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — 63.7%
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	110,539	$2,866,276
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month + 4.697% ‡	156,857	3,973,188
Allstate, 5.625%	156,597	4,267,268
American International Group, 5.850%	134,852	3,673,369
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	192,208	4,872,473
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month + 4.989% ‡	118,378	3,112,158
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	233,258	6,972,082
Bank of America, 6.000%	264,244	7,034,175
Bank of America, 5.875%	169,801	4,586,325
Charles Schwab, 5.950%	202,425	5,200,298
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	84,793	2,381,835
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	132,581	3,759,997
Citigroup Capital XIII, 6.499%, VAR ICE LIBOR USD 3 Month + 6.370%	200,959	5,516,325
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	124,381	3,575,954
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	190,341	5,398,071
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month + 5.596%	165,073	4,301,802
JPMorgan Chase, 6.000%	221,798	6,152,677
JPMorgan Chase, 5.750% F	202,762	5,525,265
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	130,967	3,719,463
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	128,557	3,631,735
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	151,920	4,347,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New Residential Investment, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡	113,538	$2,866,835
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month + 4.969% ‡	107,976	2,536,356
PennyMac Mortgage Investment Trust, 6.750% ‡	66,726	1,694,840
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month + 4.067%	405,279	10,423,776
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536%	133,291	3,785,464
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month + 4.370%	106,810	2,799,490
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	203,018	5,783,983
Synchrony Financial, 5.625%	201,532	5,374,859
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month + 4.468%	301,711	7,657,425
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	110,026	3,097,232
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	227,194	6,122,878
Wells Fargo, 5.625%	90,345	2,342,646
		149,354,470
Health Care — 4.9%
Becton Dickinson, 6.000%	218,779	11,507,776
Industrials — 5.9%
Clarivate, 5.250%	102,492	9,424,139
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	142,805	4,484,077
		13,908,216
Real Estate — 3.9%
Brookfield Property Preferred, 6.250%	144,370	3,584,707

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate — continued
Monmouth Real Estate Investment, 6.125% ‡	147,922	$3,773,490
Pebblebrook Hotel Trust, 5.700% ‡ (A)	67,734	1,763,116
		9,121,313
Utilities — 5.7%
Duke Energy, 5.750%	268,173	7,455,209
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	134,828	3,791,363
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month + 3.132%	88,051	2,206,558
		13,453,130
TOTAL UNITED STATES		234,314,342
TOTAL PREFERRED STOCK
(Cost $226,858,141)		234,314,342

SHORT-TERM INVESTMENT — 0.0%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $41,109)	41,109	41,109

REPURCHASE AGREEMENT — 0.0%(B)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $33,091 (collateralized by U.S. Treasury Obligations, ranging in par value $1,331 - $4,438, 0.750% - 1.250%, 01/31/28 - 03/31/28, with a total market value of $33,816)

(Cost $33,091)	$33,091	33,091
TOTAL INVESTMENTS — 99.8%
(Cost $226,932,341)		$234,388,542

Percentages are based on Net Assets of $234,952,724.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X SuperIncome™ Preferred ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $72,884.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $74,200.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$234,314,342	$—	$—	$234,314,342
Short-Term Investment	41,109	—	—	41,109
Repurchase Agreement	—	33,091	—	33,091
Total Investments in Securities	$234,355,451	$33,091	$—	$234,388,542

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 93.0%
AUSTRIA — 6.2%
Utilities — 6.2%
Verbund	87,634	$9,137,415

BRAZIL — 7.1%
Utilities — 7.1%
Centrais Eletricas Brasileiras	927,175	5,564,366
Engie Brasil Energia	586,318	4,047,123
Omega Geracao *	139,814	811,799

TOTAL BRAZIL		10,423,288
CANADA — 8.4%
Utilities — 8.4%
Boralex, Cl A	73,665	2,276,124
Innergex Renewable Energy	125,462	2,085,045
Northland Power	162,088	5,203,083
TransAlta Renewables (A)	191,709	2,833,374

TOTAL CANADA		12,397,626
CHINA — 5.9%
Utilities — 5.9%
China Longyuan Power Group, Cl H	2,403,300	5,616,623
Xinyi Energy Holdings	5,106,900	3,006,743

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$8,623,366
DENMARK — 5.4%
Utilities — 5.4%
Orsted	56,502	7,980,869

FRANCE — 4.2%
Utilities — 4.2%
Albioma	22,671	892,022
Neoen *	76,861	3,540,096
Voltalia *	68,397	1,780,925

TOTAL FRANCE		6,213,043
GERMANY — 1.4%
Utilities — 1.4%
Encavis (A)	99,921	2,092,962

GREECE — 0.8%
Utilities — 0.8%
Terna Energy	82,584	1,118,170

INDIA — 0.6%
Utilities — 0.6%
Azure Power Global * (A)	34,261	815,069

ISRAEL — 2.2%
Utilities — 2.2%
Energix-Renewable Energies	349,373	1,643,470
Enlight Renewable Energy *	655,095	1,618,620

TOTAL ISRAEL		3,262,090
ITALY — 4.1%
Utilities — 4.1%
ERG	107,992	3,901,669
Falck Renewables	209,079	2,108,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ITALY		$6,010,315
JAPAN — 2.9%
Utilities — 2.9%
RENOVA *	56,001	2,455,646
West Holdings	32,812	1,824,407

TOTAL JAPAN		4,280,053
NEW ZEALAND — 9.6%
Utilities — 9.6%
Contact Energy	557,554	3,263,933
Mercury NZ	980,494	4,304,875
Meridian Energy	1,840,798	6,573,667

TOTAL NEW ZEALAND		14,142,475

RUSSIA — 2.5%
Utilities — 2.5%
RusHydro PJSC	316,057,042	3,621,497

SOUTH AFRICA — 1.5%
Utilities — 1.5%
Scatec	114,031	2,239,021
SPAIN — 9.9%
Utilities — 9.9%
Atlantica Sustainable Infrastructure	79,808	3,140,445
EDP Renovaveis	346,514	9,664,152
Solaria Energia y Medio Ambiente *	89,222	1,783,160

TOTAL SPAIN		14,587,757
THAILAND — 5.8%
Utilities — 5.8%
Absolute Clean Energy NVDR (A)	7,242,189	785,712
BCPG NVDR	1,880,131	742,250
Energy Absolute NVDR	2,683,902	5,297,840
Gunkul Engineering NVDR	6,324,105	1,029,162
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Super Energy NVDR (A)	20,279,842	$592,826

TOTAL THAILAND		8,447,790
UNITED KINGDOM — 1.4%
Utilities — 1.4%
Drax Group	286,044	2,080,056

UNITED STATES — 13.1%
Energy — 2.2%
Gevo * (A)	141,017	1,019,553
Renewable Energy Group *	34,201	2,188,864
		3,208,417

Industrials — 5.7%
Sunrun *	146,689	8,461,022

Utilities — 5.2%
NextEra Energy Partners	54,626	4,714,224
Ormat Technologies	40,210	2,908,389
		7,622,613

TOTAL UNITED STATES		19,292,052
TOTAL COMMON STOCK
(Cost $136,858,067)		136,764,914

MASTER LIMITED PARTNERSHIPS — 6.9%
CANADA— 5.4%
Utilities — 5.4%
Brookfield Renewable Partners (B)	197,691	7,912,106
UNITED STATES— 1.5%
Energy — 1.5%
Enviva Partners (B)	32,258	2,159,996
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $7,655,203)		10,072,102

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT — 1.4%(C)(D)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,100,993)	2,100,993	$2,100,993

REPURCHASE AGREEMENT — 1.2%(C)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $1,691,232 (collateralized by U.S. Treasury Obligations, ranging in par value $68,016 - $226,822, 0.750% - 1.250%, 01/31/28 - 03/31/28, with a total market value of $1,728,293)

(Cost $1,691,227)	$1,691,227	1,691,227
TOTAL INVESTMENTS — 102.5%
(Cost $148,305,490)		$150,629,236

Percentages are based on Net Assets of $146,976,294.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $3,623,682.
(B)	Security considered Master Limited Partnership. At October 31, 2021, these securities amounted to $10,072,102 or 6.9% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $3,792,220.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,502,824	$3,262,090	$—	$136,764,914
Master Limited Partnerships	10,072,102	—	—	10,072,102
Short-Term Investment	2,100,993	—	—	2,100,993
Repurchase Agreement	—	1,691,227	—	1,691,227
Total Investments in Securities	$145,675,919	$4,953,317	$—	$150,629,236

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,003	$804,043

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	7,834	2,500,613

UNITED STATES — 99.2%
Communication Services — 10.7%
Activision Blizzard	11,716	916,074
Alphabet, Cl A *	4,578	13,555,092
Alphabet, Cl C *	4,285	12,706,782
AT&T	108,353	2,736,997
Charter Communications, Cl A *	1,919	1,295,114
Comcast, Cl A	70,140	3,607,300
Discovery, Cl A *	2,214	51,896
Discovery, Cl C *	5,455	123,065
DISH Network, Cl A *	4,071	167,196
Electronic Arts	4,261	597,605

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl A	5,656	$224,769
Fox, Cl B	2,572	95,061
Interpublic Group	6,442	235,584
Live Nation Entertainment *	1,895	191,679
Lumen Technologies	15,998	189,736
Meta Platforms, Cl A *	36,266	11,734,590
Netflix *	6,766	4,670,637
News, Cl A	6,339	145,163
News, Cl B	1,967	44,375
Omnicom Group	3,132	213,227
Take-Two Interactive Software *	1,862	337,022
T-Mobile US *	8,857	1,018,821
Twitter *	12,314	659,292
Verizon Communications	63,241	3,351,141
ViacomCBS, Cl B	8,985	325,437
Walt Disney	27,614	4,668,699
		63,862,354

Consumer Discretionary — 12.8%
Advance Auto Parts	1,133	255,514
Amazon.com *	6,723	22,672,847
Aptiv *	4,366	754,838
AutoZone *	338	603,276
Bath & Body Works	3,945	272,560
Best Buy	3,719	454,611
Booking Holdings *	633	1,532,354
BorgWarner	3,484	157,024
CarMax *	2,445	334,769
Carnival *	11,919	264,125
Chipotle Mexican Grill, Cl A *	426	757,867
Darden Restaurants	2,061	297,073
Dollar General	3,608	799,244
Dollar Tree *	3,473	374,250
Domino’s Pizza	626	306,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	4,929	$440,012
eBay	9,915	760,679
Etsy *	1,993	499,625
Expedia Group *	2,179	358,249
Ford Motor	59,896	1,023,024
Gap	3,551	80,572
Garmin	2,288	328,557
General Motors *	22,242	1,210,632
Genuine Parts	2,421	317,417
Hanesbrands	6,017	102,530
Hasbro	2,002	191,711
Hilton Worldwide Holdings *	4,231	609,052
Home Depot	16,398	6,095,793
Las Vegas Sands *	5,511	213,882
Leggett & Platt	2,198	102,976
Lennar, Cl A	4,147	414,410
LKQ	3,992	219,879
Lowe’s	10,877	2,543,260
Marriott International, Cl A *	4,159	665,523
McDonald’s	11,496	2,822,843
Mohawk Industries *	813	144,072
NIKE, Cl B	19,683	3,292,769
Norwegian Cruise Line Holdings *	5,334	137,190
NVR *	50	244,740
O’Reilly Automotive *	1,049	652,814
Penn National Gaming *	2,293	164,179
Pool	648	333,824
PulteGroup	4,530	217,802
PVH	1,316	143,878
Ralph Lauren, Cl A	918	116,742
Ross Stores	5,430	614,676
Starbucks	18,134	1,923,473
Tapestry	4,655	181,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Target	7,601	$1,973,372
Tesla *	12,522	13,949,508
TJX	18,502	1,211,696
Tractor Supply	1,722	373,967
Ulta Beauty *	920	337,971
Under Armour, Cl A *	3,104	68,164
Under Armour, Cl C *	2,706	51,089
VF	5,387	392,605
Whirlpool	1,038	218,842
Wynn Resorts *	1,683	151,133
Yum! Brands	4,489	560,856
		76,293,887

Consumer Staples — 5.5%
Altria Group	47,776	2,107,399
Archer-Daniels-Midland	14,399	924,992
Brown-Forman, Cl B	4,805	326,212
Campbell Soup	5,856	233,947
Clorox	3,137	511,362
Coca-Cola	100,893	5,687,338
Colgate-Palmolive	21,818	1,662,313
Conagra Brands	12,208	393,098
Constellation Brands, Cl A	4,331	939,004
Estee Lauder, Cl A	6,004	1,947,277
General Mills	15,607	964,513
Hormel Foods	7,103	300,599
J M Smucker	2,742	336,882
Kellogg	6,497	398,266
Kimberly-Clark	8,688	1,125,009
Kraft Heinz	17,242	618,815
Kroger	17,759	710,715
Lamb Weston Holdings	3,622	204,462
McCormick	6,370	511,065
Molson Coors Beverage, Cl B	4,695	207,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	9,666	$821,610
Procter & Gamble	63,085	9,020,524
Sysco	13,185	1,013,927
Tyson Foods, Cl A	7,540	602,974
Walgreens Boots Alliance	18,485	869,165
		32,438,471

Energy — 2.9%
APA	6,265	164,206
Baker Hughes, Cl A	12,287	308,158
Chevron	29,511	3,378,714
ConocoPhillips	20,340	1,515,127
Coterra Energy	7,175	152,971
Devon Energy	9,319	373,505
Diamondback Energy	2,488	266,689
EOG Resources	8,811	814,665
Exxon Mobil	64,639	4,167,276
Halliburton	14,365	358,981
Hess	4,288	354,060
Kinder Morgan	29,247	489,887
Marathon Oil	13,594	221,854
Marathon Petroleum	9,605	633,258
Occidental Petroleum	14,361	481,524
ONEOK	6,652	423,200
Phillips 66	6,556	490,258
Pioneer Natural Resources	3,410	637,602
Schlumberger	22,360	721,334
Valero Energy	6,664	515,327
Williams	18,222	511,856
		16,980,452

Financials — 11.3%
Aflac	9,229	495,320
Allstate	4,432	548,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express	9,747	$1,693,834
American International Group	12,862	760,016
Ameriprise Financial	1,700	513,621
Aon, Cl A	3,406	1,089,648
Arthur J Gallagher	3,087	517,597
Assurant	958	154,535
Bank of America	112,644	5,382,130
Bank of New York Mellon	11,920	705,664
Berkshire Hathaway, Cl B *	28,220	8,099,422
BlackRock, Cl A	2,203	2,078,442
Capital One Financial	6,743	1,018,395
Cboe Global Markets	1,849	243,957
Charles Schwab	22,748	1,866,018
Chubb	6,632	1,295,760
Cincinnati Financial	2,444	296,799
Citigroup	30,759	2,127,292
Citizens Financial Group	6,273	297,215
CME Group, Cl A	5,422	1,195,822
Comerica	1,911	162,607
Discover Financial Services	4,485	508,240
Everest Re Group	694	181,481
Fifth Third Bancorp	11,230	488,842
First Republic Bank	2,714	587,120
Franklin Resources	4,847	152,632
Globe Life	1,667	148,396
Goldman Sachs Group	5,115	2,114,285
Hartford Financial Services Group	5,155	375,954
Huntington Bancshares	21,869	344,218
Intercontinental Exchange	8,502	1,177,187
Invesco	4,817	122,400
JPMorgan Chase	45,490	7,728,296
KeyCorp	14,117	328,503
Lincoln National	2,550	183,983

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	2,919	$163,668
M&T Bank	1,892	278,351
MarketAxess Holdings	618	252,558
Marsh & McLennan	7,659	1,277,521
MetLife	10,950	687,660
Moody’s	2,442	986,934
Morgan Stanley	22,154	2,276,988
MSCI, Cl A	1,241	825,116
Nasdaq	1,911	401,062
Northern Trust	3,088	379,948
People’s United Financial	5,922	101,503
PNC Financial Services Group	6,426	1,356,079
Principal Financial Group	3,660	245,549
Progressive	8,819	836,747
Prudential Financial	5,805	638,840
Raymond James Financial	3,079	303,559
Regions Financial	15,999	378,856
S&P Global	3,655	1,733,055
State Street	5,125	505,069
SVB Financial Group *	879	630,595
Synchrony Financial	8,484	394,082
T Rowe Price Group	3,412	739,995
Travelers	3,744	602,335
Truist Financial	20,176	1,280,571
US Bancorp	20,399	1,231,488
W R Berkley	2,004	159,518
Wells Fargo	62,386	3,191,668
Willis Towers Watson	1,926	466,631
Zions Bancorp	2,301	144,940
		67,454,622

Health Care — 13.0%
ABIOMED *	1,951	647,810
Align Technology *	3,187	1,989,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A	6,438	$785,565
Anthem	10,595	4,610,202
Baxter International	21,662	1,710,431
Boston Scientific *	62,333	2,688,422
Cardinal Health	12,456	595,521
Cerner	12,744	946,752
Cigna	14,768	3,154,592
CVS Health	57,371	5,122,083
DaVita *	2,844	293,615
DENTSPLY SIRONA	9,365	535,772
Dexcom *	4,260	2,654,875
Edwards Lifesciences *	27,074	3,244,007
Gilead Sciences	54,488	3,535,181
Henry Schein *	5,963	455,275
Hologic *	10,920	800,545
IDEXX Laboratories *	3,694	2,460,721
Incyte *	8,050	539,189
Intuitive Surgical *	15,510	5,601,126
IQVIA Holdings *	8,310	2,172,400
Laboratory Corp of America Holdings *	4,180	1,199,744
McKesson	6,737	1,400,488
Medtronic	58,470	7,008,214
Mettler-Toledo International *	1,001	1,482,361
Moderna *	15,278	5,274,118
Quest Diagnostics	5,260	772,063
ResMed	6,305	1,657,648
STERIS	4,300	1,005,082
Stryker	14,585	3,880,631
Teleflex	2,014	718,877
Waters *	2,652	974,743
West Pharmaceutical Services	3,201	1,376,046
Zimmer Biomet Holdings	9,033	1,292,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	20,600	$4,453,720
		77,040,489

Industrials — 8.1%
3M	11,793	2,107,173
Alaska Air Group *	2,998	158,294
Allegion	1,770	227,091
American Airlines Group *	12,774	245,261
AMETEK	4,664	617,514
AO Smith	2,585	188,886
Carrier Global	17,874	933,559
Caterpillar	11,164	2,277,568
CH Robinson Worldwide	2,593	251,495
Cintas	1,847	799,936
Copart *	4,441	689,643
CSX	45,849	1,658,358
Cummins	2,900	695,536
Deere	5,788	1,981,290
Delta Air Lines *	12,866	503,447
Dover	2,890	488,641
Eaton	8,102	1,334,886
Emerson Electric	12,144	1,178,089
Equifax	2,572	713,550
Expeditors International of Washington	3,401	419,207
Fastenal	11,586	661,329
FedEx	5,000	1,177,650
Fortive	7,208	545,718
Fortune Brands Home & Security	2,724	276,214
Generac Holdings *	1,269	632,673
Howmet Aerospace	7,600	225,644
IDEX	1,509	335,858
IHS Markit	8,085	1,056,871
Illinois Tool Works	5,827	1,327,799
Ingersoll Rand	8,120	436,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	1,669	$329,110
Johnson Controls International	14,455	1,060,563
Kansas City Southern	1,829	567,447
Leidos Holdings	2,795	279,444
Masco	5,415	354,953
Nielsen Holdings	8,501	172,145
Norfolk Southern	5,019	1,470,818
Old Dominion Freight Line	1,889	644,810
Otis Worldwide	9,049	726,725
PACCAR	6,993	626,713
Parker-Hannifin	2,612	774,693
Pentair	3,270	241,882
Quanta Services	2,768	335,703
Republic Services, Cl A	4,224	568,550
Robert Half International	2,198	248,528
Rockwell Automation	2,344	748,674
Rollins	5,154	181,575
Roper Technologies	2,138	1,043,066
Snap-On	1,061	215,627
Southwest Airlines *	12,294	581,260
Stanley Black & Decker	3,284	590,233
Trane Technologies	4,815	871,178
TransDigm Group *	1,114	694,936
Union Pacific	13,306	3,212,068
United Airlines Holdings *	6,407	295,619
United Parcel Service, Cl B	14,860	3,172,164
United Rentals * F	1,452	550,468
Verisk Analytics, Cl A	3,255	684,429
Waste Management	7,872	1,261,331
Westinghouse Air Brake Technologies	3,764	341,508
WW Grainger	873	404,295
Xylem	3,619	472,605
		47,868,831

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.8%
Accenture, Cl A	9,725	$3,489,233
Adobe *	7,259	4,720,963
Advanced Micro Devices *	18,430	2,215,839
Akamai Technologies *	2,701	284,847
Amphenol, Cl A	9,008	691,544
Analog Devices	8,158	1,415,331
ANSYS *	1,343	509,776
Apple	239,703	35,907,509
Applied Materials	13,885	1,897,385
Arista Networks *	898	367,902
Autodesk *	3,325	1,056,053
Automatic Data Processing	6,410	1,438,981
Broadcom	6,290	3,344,204
Broadridge Financial Solutions	1,718	306,508
Cadence Design Systems *	4,168	721,522
CDW	2,050	382,633
Cisco Systems	64,585	3,614,822
Citrix Systems	2,063	195,428
Cognizant Technology Solutions, Cl A	7,901	616,989
DXC Technology *	4,265	138,911
Enphase Energy *	1,994	461,870
F5 Networks *	1,044	220,441
Fidelity National Information Services	9,354	1,035,862
Fiserv *	9,124	898,623
FleetCor Technologies *	1,362	336,972
Fortinet *	2,038	685,461
Gartner *	1,245	413,228
Global Payments	4,424	632,588
Hewlett Packard Enterprise	21,746	318,579
HP	17,999	545,910
Intel	61,770	3,026,730
International Business Machines	13,613	1,702,986
Intuit	4,155	2,600,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
IPG Photonics *	675	$107,332
Jack Henry & Associates	1,077	179,299
Juniper Networks	5,837	172,308
Keysight Technologies *	2,761	497,035
KLA	2,305	859,212
Lam Research	2,160	1,217,311
Mastercard, Cl A	13,274	4,453,692
Microchip Technology	8,250	611,243
Micron Technology	17,062	1,178,984
Microsoft	114,711	38,040,462
Monolithic Power Systems	642	337,345
Motorola Solutions	2,543	632,164
NetApp	3,315	296,030
NortonLifeLock	8,506	216,478
NVIDIA	38,007	9,717,250
Oracle	25,039	2,402,242
Paychex	4,803	592,114
Paycom Software *	764	418,557
PayPal Holdings *	17,905	4,164,524
PTC *	1,539	195,992
Qorvo *	1,646	276,907
QUALCOMM	17,155	2,282,301
salesforce.com *	14,795	4,433,914
Seagate Technology Holdings	3,083	274,603
ServiceNow *	3,010	2,100,258
Skyworks Solutions	2,465	411,975
Synopsys *	2,299	765,981
TE Connectivity	4,942	721,532
Teledyne Technologies *	691	310,411
Teradyne	2,554	353,065
Texas Instruments	14,049	2,633,907
Trimble *	3,739	326,676
Tyler Technologies *	605	328,648

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	1,441	$320,867
Visa, Cl A	25,726	5,447,995
Western Digital *	4,930	257,790
Western Union	7,430	135,375
Xilinx	3,719	669,420
Zebra Technologies, Cl A *	800	427,160
		164,964,977

Materials — 2.1%
Air Products & Chemicals	3,332	998,967
Albemarle	1,836	459,863
Amcor	24,929	300,893
Avery Dennison	1,347	293,269
Ball	4,870	445,508
Celanese, Cl A	1,631	263,423
CF Industries Holdings	3,706	210,501
Corteva	10,952	472,579
Dow	11,192	626,416
DuPont de Nemours	7,829	544,898
Eastman Chemical	2,271	236,252
Ecolab	3,748	832,880
FMC	2,210	201,132
Freeport-McMoRan	22,072	832,556
International Flavors & Fragrances	3,991	588,473
International Paper	5,785	287,341
LyondellBasell Industries, Cl A	4,052	376,107
Martin Marietta Materials	923	362,591
Mosaic	5,780	240,275
Newmont	11,994	647,676
Nucor	4,382	489,250
Packaging Corp of America	1,510	207,429
PPG Industries	3,770	605,349
Sealed Air	2,432	144,266
Sherwin-Williams	3,658	1,158,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sylvamo *	0	$—
Vulcan Materials	2,159	410,469
Westrock	4,216	202,790
		12,439,312

Real Estate — 2.6%
Alexandria Real Estate Equities ‡	2,150	438,901
American Tower, Cl A ‡	7,186	2,026,236
AvalonBay Communities ‡	2,275	538,447
Boston Properties ‡	2,475	281,259
CBRE Group, Cl A *	5,225	543,818
Crown Castle International ‡	6,806	1,227,122
Digital Realty Trust ‡	4,418	697,204
Duke Realty ‡	5,811	326,811
Equinix ‡	1,410	1,180,269
Equity Residential ‡	5,285	456,624
Essex Property Trust ‡	1,112	378,002
Extra Space Storage ‡	2,069	408,358
Federal Realty Investment Trust ‡	1,134	136,477
Host Hotels & Resorts ‡ *	12,071	203,155
Iron Mountain ‡	4,373	199,584
Kimco Realty ‡	9,291	209,977
Mid-America Apartment Communities ‡	1,791	365,740
ProLogis ‡	11,650	1,688,784
Public Storage ‡	2,457	816,166
Realty Income ‡	6,035	431,080
Regency Centers ‡	2,559	180,179
SBA Communications, Cl A ‡	1,712	591,205
Simon Property Group ‡	5,139	753,275
UDR ‡	4,611	256,049
Vornado Realty Trust ‡	2,759	117,616
Welltower ‡	6,875	552,750
Weyerhaeuser ‡	12,394	442,714
		15,447,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.4%
AES	10,862	$272,962
Alliant Energy	3,897	220,453
Ameren	4,022	339,014
American Electric Power	7,502	635,494
American Water Works	2,712	472,376
Atmos Energy	1,884	173,554
CenterPoint Energy	8,637	224,908
CMS Energy	4,643	280,205
Consolidated Edison	5,248	395,699
Dominion Energy	12,181	924,903
DTE Energy	3,028	343,224
Duke Energy	11,805	1,204,228
Edison International	5,616	353,415
Entergy	3,095	318,847
Evergy	3,908	249,135
Eversource Energy	5,264	446,914
Exelon	14,693	781,521
FirstEnergy	8,394	323,421
NextEra Energy	29,753	2,538,824
NiSource	5,575	137,535
NRG Energy	4,332	172,803
Pinnacle West Capital	1,836	118,404
PPL	11,773	339,062
Public Service Enterprise Group	7,541	481,116
Sempra Energy	4,792	611,603
Southern	15,975	995,562
WEC Energy Group	4,699	423,192
Xcel Energy	8,508	549,532
		14,327,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Catholic Values ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$589,119,103
TOTAL COMMON STOCK
(Cost $414,694,538)	592,423,759
TOTAL INVESTMENTS — 99.7%
(Cost $414,694,538)	$592,423,759

Percentages are based on Net Assets of $593,985,352.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s
As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA — 11.1%
Communication Services — 0.1%
REA Group	13	$1,564
Telstra	1,227	3,520
TPG Telecom	22	112
		5,196

Consumer Discretionary — 0.5%
Aristocrat Leisure	186	6,522
Wesfarmers	355	15,265
		21,787

Consumer Staples — 0.7%
Coles Group	688	8,857
Woolworths Group	649	18,563
		27,420

Energy — 0.2%
Santos	517	2,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Woodside Petroleum	276	$4,822
		7,532

Financials — 2.9%
ASX	54	3,367
Australia & New Zealand Banking Group	818	17,289
Commonwealth Bank of Australia	509	40,020
Insurance Australia Group	677	2,441
Macquarie Group (A)	99	14,710
National Australia Bank	948	20,443
QBE Insurance Group	423	3,759
Suncorp Group	362	3,187
Westpac Banking	1,051	20,264
		125,480

Health Care — 3.4%
Cochlear	76	12,584
CSL	516	116,460
Sonic Healthcare	548	16,476
		145,520

Industrials — 0.4%
Brambles	478	3,604
Sydney Airport	503	3,094
Transurban Group	1,084	10,943
		17,641

Information Technology — 0.2%
Afterpay *	69	6,390

Materials — 2.4%
BHP Group	648	17,188
BHP Group	903	24,810
Fortescue Metals Group	500	5,231
Glencore	3,358	16,812
Newcrest Mining	239	4,468
Rio Tinto	110	7,460

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Rio Tinto	327	$20,442
South32	1,421	3,810
		100,221

Real Estate — 0.3%
Dexus ‡	314	2,564
Goodman Group ‡	481	7,912
Scentre Group ‡	1,492	3,384
		13,860

Utilities — 0.0%
APA Group	293	1,805

TOTAL AUSTRALIA		472,852
AUSTRIA — 0.4%
Communication Services — 0.0%
Telekom Austria, Cl A	41	355

Energy — 0.1%
OMV	41	2,486

Financials — 0.2%
BAWAG Group	22	1,386
Erste Group Bank	87	3,735
Raiffeisen Bank International	39	1,142
		6,263

Industrials — 0.0%
ANDRITZ	24	1,360

Information Technology — 0.0%
AMS	80	1,584

Materials — 0.0%
voestalpine	35	1,330

Utilities — 0.1%
Verbund	21	2,190
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRIA		$15,568
BELGIUM — 1.5%
Consumer Staples — 0.6%
Anheuser-Busch InBev	433	26,442

Financials — 0.4%
Groupe Bruxelles Lambert	34	3,945
KBC Group	97	9,043
Sofina	4	1,770
		14,758

Health Care — 0.4%
UCB	145	17,300

Materials — 0.1%
Solvay	22	2,618
Umicore	59	3,385
		6,003

TOTAL BELGIUM		64,503
BRAZIL — 0.1%
Materials — 0.1%
Yara International	52	2,710

CHINA — 1.0%
Consumer Discretionary — 0.6%
Prosus	272	23,989

Consumer Staples — 0.2%
Budweiser Brewing APAC	1,000	2,757
Wilmar International	1,673	5,360
		8,117

Financials — 0.1%
BOC Hong Kong Holdings	1,100	3,493

Health Care — 0.1%
Alibaba Health Information Technology *	4,290	5,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
China Evergrande New Energy Vehicle Group*	2,100	$1,009
		6,430

TOTAL CHINA		42,029
DENMARK — 1.8%
Consumer Staples — 0.2%
Carlsberg, Cl B	49	8,091

Health Care — 0.5%
Coloplast, Cl B	135	22,030

Industrials — 0.9%
AP Moller - Maersk, Cl A	1	2,741
AP Moller - Maersk, Cl B	2	5,785
DSV	76	17,681
Vestas Wind Systems	345	14,936
		41,143

Utilities — 0.2%
Orsted	54	7,627

TOTAL DENMARK		78,891
FINLAND — 1.2%
Energy — 0.1%
Neste	125	6,971

Financials — 0.5%
Nordea Bank Abp	1,044	12,771
Sampo, Cl A	143	7,612
		20,383

Industrials — 0.2%
Kone, Cl B	139	9,484

Information Technology — 0.2%
Nokia	1,649	9,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Stora Enso, Cl R	180	$2,996

Utilities — 0.1%
Fortum	126	3,747

TOTAL FINLAND		53,065
FRANCE — 8.8%
Communication Services — 0.1%
Adevinta, Cl B *	69	1,134
Vivendi	239	3,080
		4,214

Consumer Discretionary — 2.8%
Christian Dior	1	784
EssilorLuxottica	93	19,254
Hermes International	11	17,446
Kering	24	18,003
LVMH Moet Hennessy Louis Vuitton	82	64,262
		119,749

Consumer Staples — 1.1%
Danone	352	22,954
Pernod Ricard	103	23,685
		46,639

Energy — 0.8%
TotalEnergies	717	35,986

Financials — 1.1%
AXA	598	17,412
BNP Paribas	330	22,111
Credit Agricole	411	6,202
		45,725

Industrials — 0.5%
Vinci	185	19,776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
Dassault Systemes	207	$12,069

Materials — 1.9%
Air Liquide	145	24,203
L’Oreal	126	57,589
		81,792

Utilities — 0.2%
Electricite de France	133	1,959
Engie	528	7,513
		9,472

TOTAL FRANCE		375,422
GERMANY — 6.9%
Communication Services — 0.4%
Deutsche Telekom	972	18,085

Consumer Discretionary — 2.0%
adidas	57	18,687
Allianz	119	27,701
Bayerische Motoren Werke	95	9,591
Daimler	260	25,798
Volkswagen	9	2,925
		84,702

Consumer Staples — 0.2%
Beiersdorf	49	5,211
Henkel & KGaA	48	4,005
		9,216

Financials — 0.5%
Deutsche Boerse	54	8,974
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	40	11,859
		20,833

Health Care — 0.9%
Fresenius Medical Care & KGaA	228	15,161

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Siemens Healthineers	322	$21,412
		36,573

Industrials — 0.5%
Deutsche Post	352	21,801

Information Technology — 1.5%
Infineon Technologies	376	17,577
SAP	321	46,553
		64,130

Materials — 0.5%
BASF	281	20,253

Real Estate — 0.2%
Vonovia	163	9,896

Utilities — 0.2%
E.ON	633	8,033

TOTAL GERMANY		293,522
HONG KONG — 2.5%
Financials — 1.5%
AIA Group	3,765	42,519
Hang Seng Bank	180	3,425
Hong Kong Exchanges & Clearing	294	17,793
		63,737

Industrials — 0.4%
Jardine Matheson Holdings	92	5,330
MTR	400	2,180
Techtronic Industries	523	10,764
		18,274

Real Estate — 0.4%
CK Asset Holdings	600	3,706
Henderson Land Development	400	1,676
Link ‡	600	5,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — common stock
Sun Hung Kai Properties	390	$5,189
		15,893

Utilities — 0.2%
CLP Holdings	400	3,916
Hong Kong & China Gas	2,910	4,526
		8,442

TOTAL HONG KONG		106,346
IRELAND — 1.0%
Consumer Discretionary — 0.2%
Flutter Entertainment *	49	9,277

Consumer Staples — 0.3%
Kerry Group, Cl A	79	10,614

Industrials — 0.2%
Kingspan Group	56	6,457
Ryanair Holdings *	206	4,042
		10,499

Materials — 0.3%
CRH	232	11,137

TOTAL IRELAND		41,527
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	496	622

Financials — 0.3%
Bank Hapoalim	325	3,202
Bank Leumi Le-Israel	421	4,023
First International Bank of Israel	18	722
Israel Discount Bank, Cl A *	336	2,031
Mizrahi Tefahot Bank	39	1,419
Plus500	36	650
		12,047

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Kornit Digital *	17	$2,844
Shapir Engineering and Industry	1	8
		2,852

Information Technology — 0.3%
Check Point Software Technologies *	32	3,827
JFrog *	1	33
Nice *	17	4,794
Wix.com *	15	2,789
		11,443

Materials — 0.0%
ICL Group	204	1,748

Real Estate — 0.0%
Azrieli Group	11	1,029
Strauss Group	29	854
		1,883

Utilities — 0.0%
Energix-Renewable Energies	1	5

TOTAL ISRAEL		30,600
ITALY — 2.0%
Consumer Discretionary — 0.2%
Ferrari	40	9,489

Consumer Staples — 0.1%
Davide Campari-Milano	287	4,079

Energy — 0.2%
Eni	729	10,465

Financials — 0.8%
Assicurazioni Generali	353	7,700
Intesa Sanpaolo	5,090	14,476
Poste Italiane	132	1,885

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
UniCredit	615	8,130
		32,191

Industrials — 0.1%
Atlantia	185	3,576

Utilities — 0.6%
Enel	2,195	18,381
Snam	619	3,508
Terna - Rete Elettrica Nazionale	403	3,004
		24,893

TOTAL ITALY		84,693
JAPAN — 28.2%
Communication Services — 2.0%
Dentsu Group	73	2,669
KDDI	508	15,718
Nexon	136	2,303
Nintendo	36	15,849
Nippon Telegraph & Telephone	389	10,876
SoftBank	839	11,438
SoftBank Group	378	20,434
Toho	41	1,924
Z Holdings	777	4,811
		86,022

Consumer Discretionary — 4.6%
Aisin	52	1,899
Bandai Namco Holdings	65	4,952
Bridgestone	180	7,923
Denso	152	10,962
Fast Retailing	21	13,907
Hikari Tsushin	4	616
Honda Motor	520	15,273
Isuzu Motors	209	2,802
Koito Manufacturing	37	2,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Nissan Motor	767	$3,884
Nitori Holdings	24	4,390
Oriental Land	71	11,171
Pan Pacific International Holdings	173	3,620
Panasonic	722	8,817
Rakuten Group	264	2,894
Sekisui Chemical	133	2,175
Sekisui House	204	4,225
Sharp	61	717
Shimano	26	7,201
Subaru	186	3,634
Sumitomo Electric Industries	226	2,986
Suzuki Motor	157	6,988
Toyota Motor	3,976	69,966
Yamaha	50	3,148
ZOZO	52	1,662
		197,902

Consumer Staples — 2.3%
Aeon	441	10,125
Asahi Group Holdings	262	11,850
Kao	235	13,254
Kirin Holdings	417	7,245
Kobe Bussan	70	2,403
Kose	17	1,967
Nissin Foods Holdings	45	3,437
Seven & i Holdings	408	17,111
Shiseido	206	13,685
Suntory Beverage & Food	69	2,672
Unicharm	231	9,303
Welcia Holdings	42	1,567
Yakult Honsha	77	3,876
		98,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.1%
ENEOS Holdings	901	$3,632
Inpex	272	2,271
		5,903

Financials — 2.3%
Dai-ichi Life Holdings	332	6,992
Daiwa Securities Group	419	2,347
Japan Exchange Group	154	3,638
Japan Post Bank	117	912
Japan Post Insurance	68	1,103
Mitsubishi UFJ Financial Group	3,658	19,970
Mizuho Financial Group	728	9,609
MS&AD Insurance Group Holdings	139	4,493
Nomura Holdings	802	3,869
ORIX	383	7,574
Resona Holdings	661	2,481
Sompo Holdings	106	4,600
Sumitomo Mitsui Financial Group	394	12,858
Sumitomo Mitsui Trust Holdings	106	3,490
T&D Holdings	139	1,782
Tokio Marine Holdings	201	10,573
		96,291

Health Care — 4.9%
Hoya	419	61,458
Kyowa Kirin	293	9,610
M3	486	28,591
Otsuka Holdings	635	25,027
Shionogi	324	21,047
Sysmex	194	23,939
Terumo	863	37,979
		207,651

Industrials — 6.5%
ANA Holdings	40	931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Central Japan Railway	75	$11,116
Daifuku	39	3,574
Daikin Industries	104	22,702
East Japan Railway	136	8,454
FANUC	68	13,305
Hankyu Hanshin Holdings	81	2,504
ITOCHU	530	15,069
Japan Airlines	38	817
Keio	39	1,963
Komatsu	350	9,106
Kubota	392	8,328
Makita	103	4,754
Marubeni	637	5,370
Minebea Mitsumi	135	3,404
MISUMI Group	91	3,799
Mitsubishi	528	16,725
Mitsubishi Electric	734	9,817
Mitsui	586	13,321
Monotaro	80	1,810
Nidec	195	21,496
Nihon M&A Center	112	3,423
Odakyu Electric Railway	107	2,311
Recruit Holdings	599	39,777
Secom	70	4,751
SG Holdings	186	4,649
SMC	22	13,108
Taisei	72	2,254
Tokyu	215	3,021
Toshiba	165	7,105
TOTO	50	2,412
Toyota Industries	61	5,168
West Japan Railway	62	2,916
Yamato Holdings	125	3,066

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Yaskawa Electric	85	$3,668
		275,994

Information Technology — 3.5%
Advantest	58	4,746
Canon	330	7,403
Disco	10	2,684
Fujitsu	53	9,122
GMO Payment Gateway	13	1,646
Itochu Techno-Solutions	14	441
Keyence	56	33,647
Kyocera	104	6,070
Lasertec	24	5,268
Murata Manufacturing	188	14,267
NEC	78	3,981
Nomura Research Institute	116	4,619
NTT Data	199	3,984
Obic	19	3,497
Omron	61	5,815
Oracle Japan	11	1,037
Otsuka	28	1,375
Renesas Electronics *	393	4,832
Rohm	28	2,549
Shimadzu	80	3,238
TDK	108	3,912
Tokyo Electron	48	22,248
Trend Micro	37	2,086
		148,467

Materials — 1.1%
Asahi Kasei	398	4,176
Nippon Paint Holdings	471	5,035
Nippon Sanso Holdings	63	1,484
Nippon Steel	266	4,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nitto Denko	47	$3,660
Shin-Etsu Chemical	121	21,494
Sumitomo Metal Mining	80	3,103
Toray Industries	513	3,190
		46,805

Real Estate — 0.7%
Daiwa House Industry	188	6,185
Hulic	133	1,275
Mitsubishi Estate	381	5,774
Mitsui Fudosan	263	5,993
Nippon Prologis ‡	1	3,337
Nomura Real Estate Master Fund ‡	1	1,497
Sumitomo Realty & Development	138	4,974
		29,035

Utilities — 0.2%
Chubu Electric Power	228	2,357
Kansai Electric Power	254	2,335
Osaka Gas	119	1,916
Tokyo Gas	112	1,944
		8,552

TOTAL JAPAN		1,201,117
LUXEMBOURG — 0.2%
Materials — 0.2%
ArcelorMittal	210	7,127

MACAO — 0.1%
Consumer Discretionary — 0.1%
Galaxy Entertainment Group	420	2,273
Sands China	900	2,057

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MACAO		$4,330
NETHERLANDS — 6.7%
Communication Services — 0.2%
Universal Music Group	245	7,121

Consumer Staples — 0.7%
Heineken	121	13,417
Koninklijke Ahold Delhaize	534	17,384
		30,801

Energy — 1.2%
Royal Dutch Shell, Cl A	1,197	27,582
Royal Dutch Shell, Cl B	1,082	24,991
		52,573

Financials — 0.5%
EXOR	31	2,924
ING Groep	1,116	16,944
		19,868

Health Care — 1.1%
Koninklijke Philips	1,042	49,108

Information Technology — 3.0%
Adyen *	9	27,189
ASML Holding	122	98,899
		126,088

TOTAL NETHERLANDS		285,559
NEW ZEALAND — 0.7%
Communication Services — 0.0%
Spark New Zealand	545	1,781

Health Care — 0.5%
Fisher & Paykel Healthcare	661	14,764
Ryman Healthcare	496	5,129
		19,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Auckland International Airport *	381	$2,179

Information Technology — 0.1%
Xero *	35	3,930

Utilities — 0.1%
Contact Energy	209	1,223
Mercury NZ	180	790
Meridian Energy	360	1,286
		3,299

TOTAL NEW ZEALAND		31,082
NORWAY — 0.9%
Communication Services — 0.1%
Schibsted, Cl A	24	1,236
Schibsted, Cl B	30	1,352
Telenor	192	3,027
		5,615

Consumer Staples — 0.3%
Mowi	219	6,333
Orkla	386	3,749
Salmar	28	2,128
		12,210

Energy — 0.2%
Equinor	316	7,985

Financials — 0.2%
Aker BP	30	1,149
DNB Bank	260	6,171
Gjensidige Forsikring	54	1,341
		8,661

Industrials — 0.0%
TOMRA Systems	38	2,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Norsk Hydro	403	$2,948

TOTAL NORWAY		39,868
POLAND — 0.0%
Consumer Discretionary — 0.0%
Allegro.eu *	134	1,517

PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	877	4,957

SINGAPORE — 1.0%
Communication Services — 0.1%
Singapore Telecommunications	1,941	3,598

Financials — 0.7%
DBS Group Holdings	520	12,158
Oversea-Chinese Banking	1,167	10,212
United Overseas Bank	423	8,391
		30,761

Industrials — 0.1%
Singapore Airlines	506	1,951
Singapore Technologies Engineering	521	1,480
		3,431

Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	842	1,930
CapitaLand Integrated Commercial Trust ‡	93	148
Capitaland Investment *	655	1,671
		3,749

TOTAL SINGAPORE		41,539
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	403	15,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 2.4%
Communication Services — 0.4%
Cellnex Telecom	173	$10,647
Telefonica	1,636	7,127
		17,774

Consumer Discretionary — 0.3%
Industria de Diseno Textil	353	12,762

Financials — 0.8%
Banco Bilbao Vizcaya Argentaria	1,918	13,455
Banco Santander	4,970	18,845
		32,300

Industrials — 0.1%
Aena SME *	24	3,934

Information Technology — 0.2%
Amadeus IT Group, Cl A	132	8,835

Utilities — 0.6%
EDP Renovaveis	73	2,036
Endesa	91	2,101
Iberdrola	1,660	19,623
Naturgy Energy Group	95	2,499
		26,259

TOTAL SPAIN		101,864
SWEDEN — 4.1%
Communication Services — 0.1%
Telia	744	2,927

Consumer Discretionary — 0.2%
Evolution	56	9,058

Consumer Staples — 0.4%
Essity, Cl B	300	9,704
Swedish Match	795	6,996
		16,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.0%
Industrivarden, Cl A	54	$1,781
Industrivarden, Cl C	48	1,559
Investor, Cl A	150	3,467
Investor, Cl B	524	12,074
Kinnevik, Cl B *	69	2,705
L E Lundbergforetagen, Cl B	17	979
Skandinaviska Enskilda Banken, Cl A	464	7,253
Skandinaviska Enskilda Banken, Cl C	4	64
Svenska Handelsbanken, Cl A	438	5,015
Svenska Handelsbanken, Cl B	11	139
Swedbank, Cl A	269	5,833
		40,869

Industrials — 1.7%
Alfa Laval	96	4,110
Assa Abloy, Cl B	346	10,132
Atlas Copco, Cl A	220	14,135
Atlas Copco, Cl B	142	7,680
Epiroc, Cl A	200	4,976
Epiroc, Cl B	126	2,677
Investment Latour, Cl B	41	1,486
Nibe Industrier, Cl B	513	7,637
Skanska, Cl B	146	3,706
SKF, Cl B	120	2,780
Volvo, Cl B	568	13,222
		72,541

Information Technology — 0.4%
Hexagon, Cl B	580	9,319
Telefonaktiebolaget LM Ericsson, Cl B	862	9,435
		18,754

Materials — 0.3%
Sandvik	378	9,573
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Svenska Cellulosa, Cl B	178	$2,775
		12,348

TOTAL SWEDEN		173,197
SWITZERLAND — 3.4%
Consumer Discretionary — 0.5%
Cie Financiere Richemont, Cl A	162	20,052

Financials — 0.9%
UBS Group	1,098	20,001
Zurich Insurance Group	42	18,657
		38,658

Health Care — 1.1%
Alcon	566	46,866

Industrials — 0.5%
ABB	640	21,215

Information Technology — 0.2%
STMicroelectronics	193	9,134

Materials — 0.2%
Givaudan	2	9,431

TOTAL SWITZERLAND		145,356
TAIWAN — 0.8%
Communication Services — 0.8%
Sea ADR *	96	32,983

UNITED KINGDOM — 9.0%
Communication Services — 0.5%
BT Group, Cl A *	2,445	4,655
Vodafone Group	8,055	11,929
WPP	396	5,732
		22,316

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Compass Group	560	$11,898

Consumer Staples — 2.4%
Associated British Foods	176	4,313
Coca-Cola Europacific Partners	105	5,528
Diageo	1,185	58,996
Imperial Brands	488	10,315
Ocado Group *	336	8,304
Tesco	3,960	14,651
		102,107

Energy — 0.7%
BP	5,944	28,533

Financials — 2.6%
Aviva	1,131	6,119
Barclays	4,664	12,930
HSBC Holdings	5,960	36,069
Legal & General Group	1,702	6,740
Lloyds Banking Group	20,392	14,038
London Stock Exchange Group	91	8,856
Natwest Group	1,491	4,519
Prudential	799	16,368
Standard Chartered	758	5,142
		110,781

Health Care — 0.4%
Smith & Nephew	1,012	17,409

Industrials — 1.5%
Ashtead Group	155	13,012
CK Hutchison Holdings	1,020	6,864
CNH Industrial	364	6,289
Experian	345	15,828
RELX	705	21,879
		63,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Segro ‡	337	$5,971

Utilities — 0.5%
National Grid	1,086	13,925
SSE	301	6,781
		20,706

TOTAL UNITED KINGDOM		383,593
UNITED STATES — 2.3%
Communication Services — 0.3%
Spotify Technology *	41	11,865

Consumer Discretionary — 0.4%
Fiverr International *	11	1,874
Stellantis	697	13,914
		15,788

Industrials — 1.1%
Ferguson	80	12,057
Schneider Electric	200	34,463
		46,520

Information Technology — 0.4%
Atlassian, Cl A *	39	17,867
CyberArk Software *	11	1,981
		19,848

Materials — 0.1%
James Hardie Industries	128	4,966

TOTAL UNITED STATES		98,987
TOTAL COMMON STOCK
(Cost $3,528,348)		4,230,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

	Shares/ Number of Rights	Value
PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (B)	15	$1,277
Volkswagen (B)	57	12,785
		14,062
Consumer Staples — 0.2%
Henkel & KGaA (B)	89	7,970
TOTAL GERMANY		22,032
TOTAL PREFERRED STOCK
(Cost $23,211)		22,032

RIGHT — 0.0%
Australia — 0.0%
Aristocrat Leisure # (Cost $–)	9	32

TOTAL INVESTMENTS — 99.7%
(Cost $3,551,559)		$4,252,239

Percentages are based on Net Assets of $4,264,016.
*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration Date Not Available.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2021, was $14,710 and represents 0.3% of Net Assets.

(B)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,195,008	$35,167	$—	$4,230,175
Preferred Stock	22,032	—	—	22,032
Right	32	—	—	32
Total Investments in Securities	$4,217,072	$35,167	$—	$4,252,239

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.3%
CANADA — 1.4%
Information Technology — 1.4%
Shopify, Cl A *	721	$1,057,512

CHINA — 3.0%
Consumer Discretionary — 1.5%
JD.com ADR *	14,437	1,130,128

Information Technology — 1.5%
GDS Holdings ADR *	19,786	1,175,289

TOTAL CHINA		2,305,417
DENMARK — 1.4%
Health Care — 1.4%
Ascendis Pharma ADR *	7,176	1,087,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Coupang, Cl A *	36,796	$1,095,049

TAIWAN — 2.9%
Communication Services — 1.5%
Sea ADR *	3,336	1,146,150

Information Technology — 1.4%
Taiwan Semiconductor Manufacturing ADR	9,303	1,057,751

TOTAL TAIWAN		2,203,901
UNITED KINGDOM — 1.5%
Communication Services — 1.5%
Liberty Global, Cl C *	39,103	1,127,731

UNITED STATES — 86.6%
Communication Services — 8.4%
Alphabet, Cl C *	380	1,126,856
Charter Communications, Cl A *	1,359	917,175
DISH Network, Cl A *	25,564	1,049,913
Liberty Broadband, Cl C *	5,879	955,044
Meta Platforms, Cl A *	2,936	950,002
Netflix *	1,955	1,349,556
		6,348,546

Consumer Discretionary — 16.6%
Amazon.com *	324	1,092,667
Booking Holdings *	486	1,176,499
DoorDash, Cl A *	5,800	1,129,840
eBay	14,410	1,105,535
Expedia Group *	7,751	1,274,342
Home Depot	3,416	1,269,864
Las Vegas Sands *	25,726	998,426
Lithia Motors, Cl A	3,412	1,089,179
Lowe’s	5,452	1,274,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
ThredUp, Cl A * (A)	57,604	$1,246,550
Wayfair, Cl A *	3,829	953,804
		12,611,493

Consumer Staples — 4.3%
Albertsons, Cl A	37,985	1,175,636
Mondelez International, Cl A	17,979	1,092,045
Post Holdings *	9,984	1,013,176
		3,280,857

Energy — 3.0%
Cheniere Energy	12,564	1,299,118
Texas Pacific Land	790	1,006,199
		2,305,317

Financials — 11.5%
Arch Capital Group *	27,090	1,132,904
Citigroup	15,593	1,078,412
LPL Financial Holdings	7,531	1,235,235
S&P Global	2,516	1,192,987
Upstart Holdings *	5,139	1,654,963
Wells Fargo	23,082	1,180,875
Willis Towers Watson	5,132	1,243,381
		8,718,757

Health Care — 13.3%
Bausch Health *	38,378	1,077,654
Fate Therapeutics *	15,427	829,973
Invitae *	38,049	1,008,299
Mirati Therapeutics *	6,616	1,250,556
Rocket Pharmaceuticals *	32,894	977,281
Seagen *	6,627	1,168,539
Tenet Healthcare *	14,810	1,061,285
Turning Point Therapeutics *	14,336	596,091
Viatris, Cl W *	77,558	1,035,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	7,462	$1,067,961
		10,073,038

Industrials — 2.9%
Otis Worldwide	12,099	971,670
Uber Technologies *	27,957	1,225,076
		2,196,746

Information Technology — 17.2%
Adobe *	1,678	1,091,304
Appian, Cl A *	10,258	1,019,748
Dell Technologies, Cl C *	11,386	1,252,346
Elastic *	6,961	1,207,803
Fiserv *	9,555	941,072
Micron Technology	15,276	1,055,572
Microsoft	3,681	1,220,693
NortonLifeLock	41,716	1,061,672
Pegasystems	8,075	958,664
Twilio, Cl A *	3,048	888,065
Unity Software *	8,763	1,325,930
Visa, Cl A	4,833	1,023,484
		13,046,353

Materials — 3.0%
International Flavors & Fragrances	7,391	1,089,803
Sherwin-Williams	3,661	1,159,109
		2,248,912

Real Estate — 3.0%
American Tower, Cl A ‡	3,795	1,070,076
Zillow Group, Cl C *	11,629	1,205,113
		2,275,189

Utilities — 3.4%
PG&E *	122,852	1,425,083
Vistra	59,288	1,161,452
		2,586,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$65,691,743
TOTAL COMMON STOCK
(Cost $66,614,394)		74,569,306

MASTER LIMITED PARTNERSHIP — 1.5%
UNITED STATES— 1.5%
Industrials — 1.5%
Icahn Enterprises (B) (Cost $1,095,418)	20,125	1,159,200

SHORT-TERM INVESTMENT — 0.7%(C)(D)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $539,892)	539,892	539,892

REPURCHASE AGREEMENT — 0.6%(C)
BNP Paribas
0.030%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $434,595 (collateralized by various U.S. Treasury Obligations, ranging in par value $17,478 - $58,286, 0.750% - 1.250%, 01/31/28 -03/31/28, with a total market value of $444,116)

(Cost $434,594)	$434,594	434,594
TOTAL INVESTMENTS — 101.1%
(Cost $68,684,298)		$76,702,992

Percentages are based on Net Assets of $75,856,035.
Cl — Class
S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X Guru® Index ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $979,084.
(B)	Security considered Master Limited Partnership. At October 31, 2021, these securities amounted to $1,159,200 or 1.5% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $974,486.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2021.

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,569,306	$—	$—	$74,569,306
Master Limited Partnership	1,159,200	—	—	1,159,200
Short-Term Investment	539,892	—	—	539,892
Repurchase Agreement	—	434,594	—	434,594
Total Investments in Securities	$76,268,398	$434,594	$—	$76,702,992

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.3%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	26	$5,222

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	48	15,322

UNITED STATES — 98.8%
Communication Services — 10.7%
Activision Blizzard	65	5,082
Alphabet, Cl A *	27	79,945
Alphabet, Cl C *	26	77,101
AT&T	654	16,520
Charter Communications, Cl A *	12	8,099
Comcast, Cl A	420	21,601
Discovery, Cl A *	13	305
Discovery, Cl C *	26	587
DISH Network, Cl A *	26	1,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	26	$3,647
Fox, Cl A	26	1,033
Fox, Cl B	13	480
Interpublic Group	39	1,426
Live Nation Entertainment *	13	1,315
Lumen Technologies	91	1,079
Match Group *	25	3,770
Meta Platforms, Cl A *	220	71,185
Netflix *	40	27,612
News, Cl A	39	893
News, Cl B	13	293
Omnicom Group	16	1,089
Take-Two Interactive Software *	13	2,353
T-Mobile US *	52	5,982
Twitter *	68	3,641
Verizon Communications	379	20,083
ViacomCBS, Cl B	52	1,883
Walt Disney	167	28,235
		386,307

Consumer Discretionary — 12.6%
Advance Auto Parts	5	1,128
Amazon.com *	40	134,897
Aptiv *	26	4,495
AutoZone *	2	3,570
Bath & Body Works	26	1,796
Best Buy	22	2,689
Booking Holdings *	3	7,262
BorgWarner	26	1,172
Caesars Entertainment *	21	2,299
CarMax *	13	1,780
Carnival *	68	1,507
Chipotle Mexican Grill, Cl A *	2	3,558
Darden Restaurants	13	1,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dollar General	23	$5,095
Dollar Tree *	26	2,802
Domino’s Pizza	3	1,467
DR Horton	26	2,321
eBay	55	4,220
Etsy *	13	3,259
Expedia Group *	13	2,137
Ford Motor	344	5,876
Gap	16	363
Garmin	13	1,867
General Motors *	132	7,185
Genuine Parts	13	1,704
Hanesbrands	26	443
Hasbro	13	1,245
Hilton Worldwide Holdings *	26	3,743
Home Depot	99	36,802
Las Vegas Sands *	26	1,009
Leggett & Platt	13	609
Lennar, Cl A	26	2,598
LKQ	26	1,432
Lowe’s	65	15,198
Marriott International, Cl A *	26	4,161
McDonald’s	68	16,697
MGM Resorts International	39	1,839
Mohawk Industries *	4	709
Newell Brands	29	664
NIKE, Cl B	117	19,573
Norwegian Cruise Line Holdings *	29	746
O’Reilly Automotive *	5	3,112
Penn National Gaming *	13	931
Pool	3	1,546
PulteGroup	26	1,250
PVH	8	875

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ralph Lauren, Cl A	3	$382
Ross Stores	34	3,849
Royal Caribbean Cruises *	22	1,857
Starbucks	104	11,031
Tapestry	26	1,014
Target	45	11,683
Tesla *	75	83,550
TJX	107	7,007
Tractor Supply	13	2,823
Ulta Beauty *	4	1,469
Under Armour, Cl A *	13	285
Under Armour, Cl C *	13	245
VF	26	1,895
Whirlpool	5	1,054
Wynn Resorts *	13	1,167
Yum! Brands	26	3,248
		454,064

Consumer Staples — 5.6%
Altria Group	169	7,455
Archer-Daniels-Midland	52	3,341
Brown-Forman, Cl B	13	883
Campbell Soup	13	519
Church & Dwight	26	2,271
Clorox	13	2,119
Coca-Cola	363	20,462
Colgate-Palmolive	78	5,943
Conagra Brands	39	1,256
Constellation Brands, Cl A	15	3,252
Costco Wholesale	40	19,662
Estee Lauder, Cl A	22	7,135
General Mills	52	3,214
Hershey	13	2,280
Hormel Foods	26	1,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	13	$1,597
Kellogg	26	1,594
Kimberly-Clark	30	3,885
Kraft Heinz	55	1,974
Kroger	65	2,601
Lamb Weston Holdings	13	734
McCormick	26	2,086
Molson Coors Beverage, Cl B	13	573
Mondelez International, Cl A	129	7,835
Monster Beverage *	35	2,975
PepsiCo	130	21,008
Philip Morris International	147	13,897
Procter & Gamble	223	31,887
Sysco	48	3,691
Tyson Foods, Cl A	26	2,079
Walgreens Boots Alliance	65	3,056
Walmart	130	19,425
		201,789

Energy — 2.8%
APA	29	760
Baker Hughes, Cl A	68	1,705
Chevron	179	20,494
ConocoPhillips	117	8,715
Coterra Energy	39	832
Devon Energy	52	2,084
Diamondback Energy	13	1,394
EOG Resources	52	4,808
Exxon Mobil	389	25,079
Halliburton	78	1,949
Hess	26	2,147
Kinder Morgan	172	2,881
Marathon Oil	68	1,110
Marathon Petroleum	55	3,626

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Occidental Petroleum	78	$2,615
ONEOK	39	2,481
Phillips 66	39	2,916
Pioneer Natural Resources	22	4,114
Schlumberger	120	3,871
Valero Energy	39	3,016
Williams	107	3,006
		99,603

Financials — 11.3%
Aflac	52	2,791
Allstate	26	3,215
American Express	60	10,427
American International Group	78	4,609
Ameriprise Financial	11	3,323
Aon, Cl A	23	7,358
Arthur J Gallagher	17	2,850
Assurant	4	645
Bank of America	679	32,443
Bank of New York Mellon	68	4,026
Berkshire Hathaway, Cl B *	170	48,792
BlackRock, Cl A	13	12,265
Brown & Brown	22	1,388
Capital One Financial	39	5,890
Cboe Global Markets	13	1,715
Charles Schwab	139	11,402
Chubb	39	7,620
Cincinnati Financial	13	1,579
Citigroup	182	12,587
Citizens Financial Group	39	1,848
CME Group, Cl A	36	7,940
Comerica	13	1,106
Discover Financial Services	26	2,946
Everest Re Group	4	1,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	65	$2,829
First Republic Bank	13	2,812
Franklin Resources	26	819
Globe Life	13	1,157
Goldman Sachs Group	31	12,814
Hartford Financial Services Group	26	1,896
Huntington Bancshares	130	2,046
Intercontinental Exchange	52	7,200
Invesco	26	661
JPMorgan Chase	274	46,550
KeyCorp	81	1,885
Lincoln National	13	938
Loews	13	729
M&T Bank	13	1,913
MarketAxess Holdings	3	1,226
Marsh & McLennan	50	8,340
MetLife	65	4,082
Moody’s	13	5,254
Morgan Stanley	130	13,361
MSCI, Cl A	9	5,984
Nasdaq	13	2,728
Northern Trust	18	2,215
People’s United Financial	39	669
PNC Financial Services Group	39	8,230
Principal Financial Group	26	1,744
Progressive	52	4,934
Prudential Financial	39	4,292
Raymond James Financial	18	1,775
Regions Financial	81	1,918
S&P Global	23	10,906
State Street	26	2,562
SVB Financial Group *	4	2,870
Synchrony Financial	52	2,415

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	23	$4,988
Travelers	26	4,183
Truist Financial	117	7,426
US Bancorp	120	7,244
W R Berkley	13	1,035
Wells Fargo	377	19,287
Willis Towers Watson	13	3,150
Zions Bancorp	13	819
		407,697

Health Care — 13.1%
Abbott Laboratories	164	21,138
AbbVie	161	18,462
ABIOMED *	4	1,328
Agilent Technologies	26	4,095
Align Technology *	8	4,995
AmerisourceBergen, Cl A	13	1,586
Amgen	52	10,762
Anthem	23	10,008
Baxter International	47	3,711
Becton Dickinson	26	6,229
Biogen *	13	3,467
Bio-Rad Laboratories, Cl A *	2	1,589
Bio-Techne	3	1,571
Boston Scientific *	130	5,607
Bristol-Myers Squibb	205	11,972
Cardinal Health	26	1,243
Catalent *	13	1,792
Centene *	52	3,704
Cerner	26	1,932
Charles River Laboratories International *	4	1,795
Cigna	30	6,408
Cooper	4	1,668
CVS Health	117	10,446

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	58	$18,083
DaVita *	5	516
DENTSPLY SIRONA	16	915
Dexcom *	10	6,232
Edwards Lifesciences *	56	6,710
Eli Lilly	74	18,852
Gilead Sciences	115	7,461
HCA Healthcare	23	5,761
Henry Schein *	13	993
Hologic *	26	1,906
Humana	13	6,021
IDEXX Laboratories *	9	5,995
Illumina *	13	5,396
Incyte *	13	871
Intuitive Surgical *	33	11,917
IQVIA Holdings *	18	4,706
Johnson & Johnson	243	39,580
Laboratory Corp of America Holdings *	10	2,870
McKesson	13	2,702
Medtronic	125	14,983
Merck	233	20,516
Mettler-Toledo International *	2	2,962
Moderna *	31	10,702
Organon	26	955
PerkinElmer	13	2,300
Pfizer	516	22,570
Quest Diagnostics	13	1,908
Regeneron Pharmaceuticals *	11	7,039
ResMed	13	3,418
STERIS	10	2,337
Stryker	30	7,982
Teleflex	4	1,428
Thermo Fisher Scientific	37	23,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UnitedHealth Group	88	$40,521
Universal Health Services, Cl B	8	993
Vertex Pharmaceuticals *	26	4,808
Viatris, Cl W *	107	1,428
Waters *	5	1,838
West Pharmaceutical Services	9	3,869
Zimmer Biomet Holdings	18	2,576
Zoetis, Cl A	42	9,080
		470,632

Industrials — 8.1%
3M	52	9,291
Alaska Air Group *	13	686
Allegion	9	1,155
American Airlines Group *	55	1,056
AMETEK	22	2,913
AO Smith	13	950
Boeing *	52	10,766
Carrier Global	79	4,126
Caterpillar	52	10,608
CH Robinson Worldwide	13	1,261
Cintas	10	4,331
Copart *	21	3,261
CSX	198	7,162
Cummins	13	3,118
Deere	26	8,900
Delta Air Lines *	55	2,152
Dover	13	2,198
Eaton	39	6,426
Emerson Electric	52	5,045
Equifax	13	3,607
Expeditors International of Washington	13	1,602
Fastenal	52	2,968
FedEx	23	5,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortive	29	$2,196
Fortune Brands Home & Security	13	1,318
Generac Holdings *	5	2,493
General Dynamics	22	4,460
General Electric	101	10,592
Honeywell International	65	14,210
Howmet Aerospace	39	1,158
Huntington Ingalls Industries	4	811
IDEX	9	2,003
IHS Markit	37	4,837
Illinois Tool Works	26	5,925
Ingersoll Rand	39	2,097
Jacobs Engineering Group	13	1,825
JB Hunt Transport Services	9	1,775
Johnson Controls International	65	4,769
Kansas City Southern	9	2,792
L3Harris Technologies	19	4,380
Leidos Holdings	13	1,300
Lockheed Martin	23	7,643
Masco	26	1,704
Nielsen Holdings	29	587
Norfolk Southern	23	6,740
Northrop Grumman	13	4,644
Old Dominion Freight Line	10	3,413
Otis Worldwide	39	3,132
PACCAR	26	2,330
Parker-Hannifin	13	3,856
Pentair	13	962
Quanta Services	13	1,577
Raytheon Technologies	139	12,352
Republic Services, Cl A	18	2,423
Robert Half International	13	1,470
Rockwell Automation	11	3,513
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	16	$564
Roper Technologies	10	4,879
Snap-On	5	1,016
Southwest Airlines *	52	2,459
Stanley Black & Decker	13	2,336
Textron	16	1,182
Trane Technologies	23	4,161
TransDigm Group *	4	2,495
Union Pacific	61	14,725
United Airlines Holdings *	26	1,200
United Parcel Service, Cl B	65	13,876
United Rentals *	9	3,412
Verisk Analytics, Cl A	13	2,733
Waste Management	39	6,249
Westinghouse Air Brake Technologies	13	1,179
WW Grainger	4	1,852
Xylem	13	1,698
		290,302

Information Technology — 27.7%
Accenture, Cl A	58	20,810
Adobe *	43	27,966
Advanced Micro Devices *	113	13,586
Akamai Technologies *	13	1,371
Amphenol, Cl A	52	3,992
Analog Devices	51	8,848
ANSYS *	10	3,796
Apple	1,443	216,161
Applied Materials	82	11,205
Arista Networks *	5	2,048
Autodesk *	22	6,987
Automatic Data Processing	39	8,755
Broadcom	38	20,203
Broadridge Financial Solutions	13	2,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	26	$4,501
CDW	13	2,426
Ceridian HCM Holding *	12	1,503
Cisco Systems	388	21,716
Citrix Systems	13	1,232
Cognizant Technology Solutions, Cl A	49	3,826
Corning	65	2,312
DXC Technology *	26	847
Enphase Energy *	13	3,011
F5 Networks *	4	845
Fidelity National Information Services	52	5,759
Fiserv *	52	5,121
FleetCor Technologies *	9	2,227
Fortinet *	13	4,372
Gartner *	9	2,987
Global Payments	26	3,718
Hewlett Packard Enterprise	117	1,714
HP	104	3,154
Intel	381	18,669
International Business Machines	78	9,758
Intuit	26	16,276
IPG Photonics *	4	636
Jack Henry & Associates	8	1,332
Juniper Networks	26	768
Keysight Technologies *	16	2,880
KLA	13	4,846
Lam Research	13	7,326
Mastercard, Cl A	81	27,177
Microchip Technology	52	3,853
Micron Technology	103	7,117
Microsoft	690	228,818
Monolithic Power Systems	3	1,576
Motorola Solutions	15	3,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	22	$1,965
NortonLifeLock	52	1,323
NVIDIA	230	58,804
Oracle	156	14,967
Paychex	26	3,205
Paycom Software *	4	2,191
PayPal Holdings *	107	24,887
PTC *	13	1,656
Qorvo *	13	2,187
QUALCOMM	106	14,102
salesforce.com *	91	27,272
Seagate Technology Holdings	13	1,158
ServiceNow *	17	11,862
Skyworks Solutions	13	2,173
Synopsys *	13	4,331
TE Connectivity	29	4,234
Teledyne Technologies *	4	1,797
Teradyne	13	1,797
Texas Instruments	88	16,498
Trimble *	26	2,272
Tyler Technologies *	3	1,630
VeriSign *	10	2,227
Visa, Cl A	155	32,824
Western Digital *	26	1,360
Western Union	39	711
Xilinx	26	4,680
Zebra Technologies, Cl A *	4	2,136
		998,328

Materials — 2.1%
Air Products & Chemicals	23	6,896
Albemarle	13	3,256
Amcor	133	1,605
Avery Dennison	9	1,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	26	$2,378
Celanese, Cl A	13	2,100
CF Industries Holdings	16	909
Corteva	65	2,805
Dow	65	3,638
DuPont de Nemours	52	3,619
Eastman Chemical	13	1,352
Ecolab	24	5,333
FMC	13	1,183
Freeport-McMoRan	130	4,904
International Flavors & Fragrances	26	3,834
International Paper	39	1,937
LyondellBasell Industries, Cl A	26	2,413
Martin Marietta Materials	5	1,964
Mosaic	26	1,081
Newmont	68	3,672
Nucor	26	2,903
Packaging Corp of America	10	1,374
PPG Industries	23	3,693
Sealed Air	13	771
Sherwin-Williams	23	7,282
Sylvamo *	0	—
Vulcan Materials	13	2,472
Westrock	26	1,251
		76,584

Real Estate — 2.5%
Alexandria Real Estate Equities ‡	13	2,654
American Tower, Cl A ‡	41	11,561
AvalonBay Communities ‡	13	3,077
Boston Properties ‡	13	1,477
CBRE Group, Cl A *	26	2,706
Crown Castle International ‡	39	7,032
Digital Realty Trust ‡	26	4,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Duke Realty ‡	29	$1,631
Equinix ‡	9	7,534
Equity Residential ‡	26	2,246
Essex Property Trust ‡	5	1,700
Extra Space Storage ‡	13	2,566
Federal Realty Investment Trust ‡	5	602
Healthpeak Properties ‡	52	1,846
Host Hotels & Resorts ‡ *	65	1,094
Iron Mountain ‡	26	1,187
Kimco Realty ‡	52	1,175
Mid-America Apartment Communities ‡	13	2,655
ProLogis ‡	65	9,422
Public Storage ‡	13	4,318
Realty Income ‡	36	2,571
Regency Centers ‡	13	915
SBA Communications, Cl A ‡	11	3,799
Simon Property Group ‡	26	3,811
UDR ‡	26	1,444
Ventas ‡	29	1,548
Vornado Realty Trust ‡	13	554
Welltower ‡	39	3,135
Weyerhaeuser ‡	65	2,322
		90,685

Utilities — 2.3%
AES	55	1,382
Alliant Energy	26	1,471
Ameren	26	2,192
American Electric Power	47	3,981
American Water Works	16	2,787
Atmos Energy	13	1,198
CenterPoint Energy	52	1,354
CMS Energy	26	1,569
Consolidated Edison	26	1,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	75	$5,695
DTE Energy	13	1,474
Duke Energy	65	6,631
Edison International	29	1,825
Entergy	17	1,751
Evergy	26	1,657
Eversource Energy	26	2,207
Exelon	90	4,787
FirstEnergy	52	2,004
NextEra Energy	180	15,359
NiSource	39	962
NRG Energy	26	1,037
Pinnacle West Capital	13	838
PPL	65	1,872
Public Service Enterprise Group	42	2,680
Sempra Energy	26	3,318
Southern	91	5,671
WEC Energy Group	26	2,342
Xcel Energy	52	3,359
		83,363

TOTAL UNITED STATES		3,559,354
TOTAL COMMON STOCK
(Cost $3,469,379)		3,579,898
TOTAL INVESTMENTS — 99.3%
(Cost $3,469,379)		$3,579,898

PURCHASED OPTION— 0.3%(1)
UNITED STATES— 0.3%
(Cost $43,527)	77	$10,819

Percentages are based on Net Assets of $3,604,123.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%
Put Options
XSP*	77	$43,527	$400.00	12/17/21	$10,819

Cl — Class
S&P — Standard & Poor’s
XSP —  iShares Core S&P 500 Index ETF
+	Notional amount for all options totals $3,546,158.
*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,579,898	$—	$—	$3,579,898
Total Investments in Securities	$3,579,898	$—	$—	$3,579,898

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$10,819	$—	$—	$10,819
Total Other Financial Instruments	$10,819	$—	$—	$10,819

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 103.1% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	44	$8,838

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	81	25,855

UNITED STATES — 102.5%
Communication Services — 11.2%
Activision Blizzard	122	9,539
Alphabet, Cl A *	47	139,163
Alphabet, Cl C *	44	130,478
AT&T	1,132	28,594
Charter Communications, Cl A *	21	14,173
Comcast, Cl A	726	37,338
Discovery, Cl A *	22	516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Discovery, Cl C *	44	$993
DISH Network, Cl A *	44	1,807
Electronic Arts	44	6,171
Fox, Cl A	44	1,749
Fox, Cl B	22	813
Interpublic Group	66	2,414
Live Nation Entertainment *	22	2,225
Lumen Technologies	154	1,827
Match Group *	44	6,634
Meta Platforms, Cl A *	372	120,368
Netflix *	68	46,941
News, Cl A	66	1,511
News, Cl B	22	496
Omnicom Group	34	2,315
Take-Two Interactive Software *	22	3,982
T-Mobile US *	88	10,123
Twitter *	122	6,532
Verizon Communications	649	34,391
ViacomCBS, Cl B	88	3,187
Walt Disney	287	48,523
		662,803

Consumer Discretionary — 13.2%
Advance Auto Parts	9	2,030
Amazon.com *	68	229,325
Aptiv *	44	7,607
AutoZone *	3	5,355
Bath & Body Works	44	3,040
Best Buy	40	4,890
Booking Holdings *	6	14,525
BorgWarner	44	1,983
Caesars Entertainment *	39	4,269
CarMax *	22	3,012
Carnival *	122	2,704

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	4	$7,116
Darden Restaurants	22	3,171
Dollar General	41	9,082
Dollar Tree *	44	4,741
Domino’s Pizza	5	2,445
DR Horton	44	3,928
eBay	100	7,672
Etsy *	22	5,515
Expedia Group *	22	3,617
Ford Motor	596	10,180
Gap	34	771
Garmin	22	3,159
General Motors *	224	12,192
Genuine Parts	22	2,884
Hanesbrands	44	750
Hasbro	22	2,107
Hilton Worldwide Holdings *	44	6,334
Home Depot	166	61,709
Las Vegas Sands *	44	1,708
Leggett & Platt	22	1,031
Lennar, Cl A	44	4,397
LKQ	44	2,424
Lowe’s	110	25,720
Marriott International, Cl A *	44	7,041
McDonald’s	113	27,747
MGM Resorts International	66	3,113
Mohawk Industries *	4	709
Newell Brands	56	1,282
NIKE, Cl B	201	33,625
Norwegian Cruise Line Holdings *	56	1,440
O’Reilly Automotive *	10	6,223
Penn National Gaming *	22	1,575
Pool	6	3,091

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	44	$2,116
PVH	17	1,859
Ralph Lauren, Cl A	3	381
Ross Stores	62	7,018
Royal Caribbean Cruises *	40	3,377
Starbucks	176	18,668
Tapestry	44	1,715
Target	78	20,250
Tesla *	127	141,478
TJX	188	12,312
Tractor Supply	22	4,778
Ulta Beauty *	8	2,939
Under Armour, Cl A *	22	483
Under Armour, Cl C *	22	415
VF	44	3,207
Whirlpool	6	1,265
Wynn Resorts *	22	1,976
Yum! Brands	44	5,497
		776,973

Consumer Staples — 5.8%
Altria Group	288	12,704
Archer-Daniels-Midland	88	5,653
Brown-Forman, Cl B	22	1,494
Campbell Soup	22	879
Church & Dwight	44	3,844
Clorox	22	3,586
Coca-Cola	616	34,724
Colgate-Palmolive	132	10,057
Conagra Brands	66	2,125
Constellation Brands, Cl A	26	5,637
Costco Wholesale	68	33,425
Estee Lauder, Cl A	37	12,000
General Mills	88	5,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	22	$3,858
Hormel Foods	44	1,862
J M Smucker	22	2,703
Kellogg	44	2,697
Kimberly-Clark	48	6,216
Kraft Heinz	100	3,589
Kroger	110	4,402
Lamb Weston Holdings	22	1,242
McCormick	44	3,530
Molson Coors Beverage, Cl B	22	970
Mondelez International, Cl A	220	13,363
Monster Beverage *	63	5,355
PepsiCo	220	35,552
Philip Morris International	246	23,257
Procter & Gamble	378	54,050
Sysco	78	5,998
Tyson Foods, Cl A	44	3,519
Walgreens Boots Alliance	110	5,172
Walmart	220	32,872
		341,773

Energy — 2.9%
APA	56	1,468
Baker Hughes, Cl A	122	3,060
Chevron	306	35,034
ConocoPhillips	208	15,494
Coterra Energy	126	2,686
Devon Energy	88	3,527
Diamondback Energy	22	2,358
EOG Resources	88	8,136
Exxon Mobil	667	43,001
Halliburton	132	3,299
Hess	44	3,633
Kinder Morgan	298	4,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Oil	122	$1,991
Marathon Petroleum	100	6,593
Occidental Petroleum	132	4,426
ONEOK	66	4,199
Phillips 66	66	4,935
Pioneer Natural Resources	40	7,479
Schlumberger	210	6,775
Valero Energy	66	5,104
Williams	188	5,281
		173,471

Financials — 11.7%
Aflac	88	4,723
Allstate	44	5,441
American Express	101	17,552
American International Group	132	7,800
Ameriprise Financial	20	6,043
Aon, Cl A	36	11,517
Arthur J Gallagher	27	4,527
Assurant	4	645
Bank of America	1,164	55,616
Bank of New York Mellon	122	7,222
Berkshire Hathaway, Cl B *	289	82,946
BlackRock, Cl A	22	20,756
Brown & Brown	41	2,588
Capital One Financial	66	9,968
Cboe Global Markets	22	2,903
Charles Schwab	239	19,605
Chubb	66	12,895
Cincinnati Financial	22	2,672
Citigroup	308	21,301
Citizens Financial Group	66	3,127
CME Group, Cl A	57	12,571
Comerica	22	1,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	44	$4,986
Everest Re Group	4	1,046
Fifth Third Bancorp	110	4,788
First Republic Bank	25	5,408
Franklin Resources	44	1,386
Globe Life	22	1,958
Goldman Sachs Group	52	21,494
Hartford Financial Services Group	44	3,209
Huntington Bancshares	220	3,463
Intercontinental Exchange	88	12,185
Invesco	44	1,118
JPMorgan Chase	466	79,169
KeyCorp	144	3,351
Lincoln National	22	1,587
Loews	22	1,234
M&T Bank	22	3,237
MarketAxess Holdings	5	2,043
Marsh & McLennan	80	13,344
MetLife	110	6,908
Moody’s	24	9,700
Morgan Stanley	220	22,612
MSCI, Cl A	14	9,308
Nasdaq	22	4,617
Northern Trust	27	3,322
People’s United Financial	66	1,131
PNC Financial Services Group	66	13,928
Principal Financial Group	44	2,952
Progressive	88	8,349
Prudential Financial	66	7,263
Raymond James Financial	27	2,662
Regions Financial	144	3,410
S&P Global	38	18,018
State Street	58	5,716

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SVB Financial Group *	8	$5,739
Synchrony Financial	88	4,088
T Rowe Price Group	36	7,808
Travelers	44	7,079
Truist Financial	198	12,567
US Bancorp	210	12,678
W R Berkley	22	1,751
Wells Fargo	633	32,384
Willis Towers Watson	22	5,330
Zions Bancorp	22	1,386
		690,002

Health Care — 13.4%
Abbott Laboratories	283	36,476
AbbVie	282	32,337
ABIOMED *	6	1,992
Agilent Technologies	44	6,930
Align Technology *	12	7,492
AmerisourceBergen, Cl A	22	2,684
Amgen	88	18,213
Anthem	38	16,535
Baxter International	84	6,633
Becton Dickinson	44	10,542
Biogen *	22	5,867
Bio-Rad Laboratories, Cl A *	2	1,589
Bio-Techne	5	2,618
Boston Scientific *	222	9,575
Bristol-Myers Squibb	351	20,498
Cardinal Health	44	2,104
Catalent *	22	3,033
Centene *	88	6,269
Cerner	44	3,269
Charles River Laboratories International *	7	3,141
Cigna	50	10,681

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cooper	7	$2,918
CVS Health	198	17,677
Danaher	98	30,554
DaVita *	5	516
DENTSPLY SIRONA	34	1,945
Dexcom *	16	9,971
Edwards Lifesciences *	93	11,143
Eli Lilly	124	31,590
Gilead Sciences	198	12,846
HCA Healthcare	42	10,519
Henry Schein *	22	1,680
Hologic *	44	3,226
Humana	22	10,190
IDEXX Laboratories *	14	9,326
Illumina *	22	9,131
Incyte *	22	1,474
Intuitive Surgical *	56	20,223
IQVIA Holdings *	27	7,058
Johnson & Johnson	413	67,269
Laboratory Corp of America Holdings *	16	4,592
McKesson	22	4,573
Medtronic	216	25,890
Merck	397	34,956
Mettler-Toledo International *	3	4,443
Moderna *	54	18,641
Organon	44	1,617
PerkinElmer	22	3,892
Pfizer	886	38,754
Quest Diagnostics	22	3,229
Regeneron Pharmaceuticals *	17	10,879
ResMed	22	5,784
STERIS	19	4,441
Stryker	51	13,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Teleflex	7	$2,499
Thermo Fisher Scientific	62	39,250
UnitedHealth Group	147	67,689
Universal Health Services, Cl B	17	2,110
Vertex Pharmaceuticals *	44	8,137
Viatris, Cl W *	188	2,510
Waters *	9	3,308
West Pharmaceutical Services	12	5,159
Zimmer Biomet Holdings	27	3,864
Zoetis, Cl A	70	15,134
		792,655

Industrials — 8.3%
3M	88	15,724
Alaska Air Group *	22	1,162
Allegion	18	2,309
American Airlines Group *	100	1,920
AMETEK	41	5,428
AO Smith	22	1,608
Boeing *	88	18,219
Carrier Global	134	6,999
Caterpillar	88	17,953
CH Robinson Worldwide	22	2,134
Cintas	14	6,063
Copart *	39	6,056
CSX	342	12,370
Cummins	22	5,276
Deere	44	15,062
Delta Air Lines *	100	3,913
Dover	22	3,720
Eaton	66	10,874
Emerson Electric	88	8,537
Equifax	22	6,103
Expeditors International of Washington	22	2,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	88	$5,023
FedEx	42	9,892
Fortive	56	4,240
Fortune Brands Home & Security	22	2,231
Generac Holdings *	9	4,487
General Dynamics	37	7,502
General Electric	175	18,352
Honeywell International	110	24,048
Howmet Aerospace	66	1,960
Huntington Ingalls Industries	4	811
IDEX	13	2,893
IHS Markit	65	8,497
Illinois Tool Works	44	10,026
Ingersoll Rand	66	3,548
Jacobs Engineering Group	22	3,089
JB Hunt Transport Services	18	3,549
Johnson Controls International	110	8,071
Kansas City Southern	15	4,654
L3Harris Technologies	28	6,455
Leidos Holdings	22	2,200
Lockheed Martin	39	12,961
Masco	44	2,884
Nielsen Holdings	56	1,134
Norfolk Southern	39	11,429
Northrop Grumman	22	7,859
Old Dominion Freight Line	15	5,120
Otis Worldwide	66	5,300
PACCAR	44	3,943
Parker-Hannifin	22	6,525
Pentair	22	1,627
Quanta Services	22	2,668
Raytheon Technologies	240	21,326
Republic Services, Cl A	27	3,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Robert Half International	22	$2,488
Rockwell Automation	20	6,388
Rollins	34	1,198
Roper Technologies	17	8,294
Snap-On	5	1,016
Southwest Airlines *	88	4,161
Stanley Black & Decker	22	3,954
Textron	34	2,511
Trane Technologies	41	7,418
TransDigm Group *	7	4,367
Union Pacific	102	24,623
United Airlines Holdings *	44	2,030
United Parcel Service, Cl B	110	23,482
United Rentals *	12	4,549
Verisk Analytics, Cl A	22	4,626
Waste Management	61	9,774
Westinghouse Air Brake Technologies	22	1,996
WW Grainger	6	2,779
Xylem	22	2,873
		490,607

Information Technology — 28.7%
Accenture, Cl A	98	35,161
Adobe *	73	47,476
Advanced Micro Devices *	195	23,445
Akamai Technologies *	22	2,320
Amphenol, Cl A	88	6,756
Analog Devices	87	15,094
ANSYS *	14	5,314
Apple	2,445	366,261
Applied Materials	137	18,721
Arista Networks *	8	3,277
Autodesk *	35	11,116
Automatic Data Processing	66	14,816

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	64	$34,027
Broadridge Financial Solutions	22	3,925
Cadence Design Systems *	44	7,617
CDW	22	4,106
Ceridian HCM Holding *	22	2,755
Cisco Systems	666	37,276
Citrix Systems	22	2,084
Cognizant Technology Solutions, Cl A	86	6,716
Corning	110	3,913
DXC Technology *	44	1,433
Enphase Energy *	22	5,096
F5 Networks *	8	1,689
Fidelity National Information Services	92	10,188
Fiserv *	88	8,667
FleetCor Technologies *	14	3,464
Fortinet *	22	7,399
Gartner *	14	4,647
Global Payments	44	6,292
Hewlett Packard Enterprise	198	2,901
HP	188	5,702
Intel	641	31,409
International Business Machines	136	17,014
Intuit	44	27,544
IPG Photonics *	4	636
Jack Henry & Associates	17	2,830
Juniper Networks	44	1,299
Keysight Technologies *	25	4,500
KLA	22	8,201
Lam Research	22	12,398
Mastercard, Cl A	134	44,960
Microchip Technology	88	6,520
Micron Technology	177	12,231
Microsoft	1,168	387,332
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems	6	$3,153
Motorola Solutions	26	6,463
NetApp	40	3,572
NortonLifeLock	88	2,240
NVIDIA	391	99,967
Oracle	264	25,328
Paychex	44	5,424
Paycom Software *	7	3,835
PayPal Holdings *	182	42,331
PTC *	22	2,802
Qorvo *	22	3,701
QUALCOMM	178	23,681
salesforce.com *	154	46,152
Seagate Technology Holdings	22	1,960
ServiceNow *	30	20,933
Skyworks Solutions	22	3,677
Synopsys *	22	7,330
TE Connectivity	50	7,300
Teledyne Technologies *	7	3,145
Teradyne	22	3,041
Texas Instruments	145	27,185
Trimble *	44	3,844
Tyler Technologies *	6	3,259
VeriSign *	19	4,231
Visa, Cl A	262	55,484
Western Digital *	44	2,301
Western Union	66	1,202
Xilinx	39	7,020
Zebra Technologies, Cl A *	8	4,272
		1,691,361

Materials — 2.2%
Air Products & Chemicals	35	10,493
Albemarle	22	5,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Amcor	232	$2,800
Avery Dennison	14	3,048
Ball	44	4,025
Celanese, Cl A	22	3,553
CF Industries Holdings	34	1,931
Corteva	110	4,747
Dow	110	6,157
DuPont de Nemours	85	5,916
Eastman Chemical	22	2,289
Ecolab	42	9,333
FMC	22	2,002
Freeport-McMoRan	220	8,299
International Flavors & Fragrances	44	6,488
International Paper	66	3,278
LyondellBasell Industries, Cl A	44	4,084
Martin Marietta Materials	9	3,536
Mosaic	44	1,829
Newmont	122	6,588
Nucor	44	4,913
Packaging Corp of America	19	2,610
PPG Industries	41	6,583
Sealed Air	22	1,305
Sherwin-Williams	38	12,031
Sylvamo *	0	—
Vulcan Materials	22	4,183
Westrock	44	2,116
		129,647

Real Estate — 2.6%
Alexandria Real Estate Equities ‡	22	4,491
American Tower, Cl A ‡	69	19,456
AvalonBay Communities ‡	22	5,207
Boston Properties ‡	22	2,500
CBRE Group, Cl A *	44	4,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle International ‡	66	$11,900
Digital Realty Trust ‡	44	6,944
Duke Realty ‡	56	3,149
Equinix ‡	15	12,556
Equity Residential ‡	44	3,802
Essex Property Trust ‡	9	3,059
Extra Space Storage ‡	22	4,342
Federal Realty Investment Trust ‡	5	602
Healthpeak Properties ‡	88	3,125
Host Hotels & Resorts ‡ *	110	1,851
Iron Mountain ‡	44	2,008
Kimco Realty ‡	88	1,989
Mid-America Apartment Communities ‡	22	4,493
ProLogis ‡	110	15,946
Public Storage ‡	22	7,308
Realty Income ‡	64	4,571
Regency Centers ‡	22	1,549
SBA Communications, Cl A ‡	17	5,871
Simon Property Group ‡	50	7,329
UDR ‡	44	2,443
Ventas ‡	56	2,989
Vornado Realty Trust ‡	22	938
Welltower ‡	66	5,306
Weyerhaeuser ‡	110	3,929
		154,232

Utilities — 2.5%
AES	100	2,513
Alliant Energy	44	2,489
Ameren	44	3,709
American Electric Power	84	7,116
American Water Works	25	4,354
Atmos Energy	22	2,027
CenterPoint Energy	88	2,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	44	$2,655
Consolidated Edison	56	4,222
Dominion Energy	130	9,871
DTE Energy	26	2,947
Duke Energy	115	11,731
Edison International	56	3,524
Entergy	30	3,091
Evergy	44	2,805
Eversource Energy	44	3,736
Exelon	154	8,191
FirstEnergy	88	3,391
NextEra Energy	308	26,282
NiSource	66	1,628
NRG Energy	44	1,755
Pinnacle West Capital	22	1,419
PPL	110	3,168
Public Service Enterprise Group	78	4,976
Sempra Energy	44	5,616
Southern	164	10,220
WEC Energy Group	44	3,963
Xcel Energy	88	5,684
		145,374

TOTAL UNITED STATES		6,048,898
TOTAL COMMON STOCK
(Cost $5,893,983)		6,083,591
TOTAL INVESTMENTS — 103.1%
(Cost $5,893,983)		$6,083,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

	Number of Contracts	Value
PURCHASED OPTION— 0.2%(1)
UNITED STATES— 0.2%
(Cost $35,039)	132	$11,286
WRITTEN OPTION— (3.5)%(1)
UNITED STATES— (3.5)%
(Premiums Received ($90,624))	(132)	$(206,118)

Percentages are based on Net Assets of $5,901,592.

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.2%
Put Options
XSP*	132	$35,039	$425.00	11/19/21	$11,286

WRITTEN OPTION — (3.5)%
Call Options
XSP*	(132)	$(90,624)	447.00	11/19/21	$(206,118)

+	Notional amount for purchased options totals $6,079,128.
+	Notional amount for written options totals $(6,079,128).
*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$6,083,591.

Cl — Class
S&P — Standard & Poor’s
XSP —  iShares Core S&P 500 Index ETF

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,083,591	$—	$—	$6,083,591
Total Investments in Securities	$6,083,591	$—	$—	$6,083,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$11,286	$—	$—	$11,286
Written Option	(206,118)	—	—	(206,118)
Total Other Financial Instruments	$(194,832)	$—	$—	$(194,832)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.2% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	24	$4,821

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	44	14,045

UNITED STATES — 98.6%
Communication Services — 10.8%
Activision Blizzard	60	4,691
Alphabet, Cl A *	25	74,023
Alphabet, Cl C *	24	71,170
AT&T	600	15,156
Charter Communications, Cl A *	11	7,424
Comcast, Cl A	385	19,801
Discovery, Cl A *	12	281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Discovery, Cl C *	24	$541
DISH Network, Cl A *	24	986
Electronic Arts	24	3,366
Fox, Cl A	24	954
Fox, Cl B	12	443
Interpublic Group	36	1,317
Live Nation Entertainment *	12	1,214
Lumen Technologies	84	996
Match Group *	23	3,468
Meta Platforms, Cl A *	201	65,038
Netflix *	37	25,541
News, Cl A	36	824
News, Cl B	12	271
Omnicom Group	14	953
Take-Two Interactive Software *	12	2,172
T-Mobile US *	48	5,521
Twitter *	62	3,319
Verizon Communications	348	18,441
ViacomCBS, Cl B	48	1,739
Walt Disney	153	25,868
		355,518

Consumer Discretionary — 12.6%
Advance Auto Parts	4	902
Amazon.com *	37	124,780
Aptiv *	24	4,149
AutoZone *	1	1,785
Bath & Body Works	24	1,658
Best Buy	20	2,445
Booking Holdings *	3	7,262
BorgWarner	24	1,082
Caesars Entertainment *	17	1,861
CarMax *	12	1,643
Carnival *	62	1,374

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	2	$3,558
Darden Restaurants	12	1,730
Dollar General	20	4,430
Dollar Tree *	24	2,586
Domino’s Pizza	3	1,467
DR Horton	24	2,142
eBay	55	4,220
Etsy *	12	3,008
Expedia Group *	12	1,973
Ford Motor	316	5,397
Gap	14	318
Garmin	12	1,723
General Motors *	121	6,586
Genuine Parts	12	1,573
Hanesbrands	24	409
Hasbro	12	1,149
Hilton Worldwide Holdings *	24	3,455
Home Depot	89	33,085
Las Vegas Sands *	24	931
Leggett & Platt	12	562
Lennar, Cl A	24	2,398
LKQ	24	1,322
Lowe’s	60	14,029
Marriott International, Cl A *	24	3,840
McDonald’s	62	15,224
MGM Resorts International	36	1,698
Mohawk Industries *	4	709
Newell Brands	26	595
NIKE, Cl B	108	18,067
Norwegian Cruise Line Holdings *	26	669
O’Reilly Automotive *	5	3,112
Penn National Gaming *	12	859
Pool	3	1,545

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	24	$1,154
PVH	7	765
Ralph Lauren, Cl A	3	382
Ross Stores	31	3,509
Royal Caribbean Cruises *	19	1,604
Starbucks	96	10,183
Tapestry	24	936
Target	42	10,904
Tesla *	69	76,866
TJX	96	6,287
Tractor Supply	10	2,172
Ulta Beauty *	4	1,469
Under Armour, Cl A *	12	264
Under Armour, Cl C *	12	227
VF	24	1,749
Whirlpool	5	1,054
Wynn Resorts *	12	1,078
Yum! Brands	24	2,999
		416,912

Consumer Staples — 5.6%
Altria Group	155	6,837
Archer-Daniels-Midland	48	3,084
Brown-Forman, Cl B	12	815
Campbell Soup	12	479
Church & Dwight	24	2,097
Clorox	12	1,956
Coca-Cola	326	18,377
Colgate-Palmolive	72	5,486
Conagra Brands	36	1,159
Constellation Brands, Cl A	12	2,602
Costco Wholesale	37	18,187
Estee Lauder, Cl A	20	6,487
General Mills	48	2,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	12	$2,104
Hormel Foods	24	1,016
J M Smucker	12	1,474
Kellogg	24	1,471
Kimberly-Clark	27	3,496
Kraft Heinz	50	1,795
Kroger	60	2,401
Lamb Weston Holdings	12	677
McCormick	24	1,926
Molson Coors Beverage, Cl B	12	529
Mondelez International, Cl A	118	7,167
Monster Beverage *	32	2,720
PepsiCo	117	18,907
Philip Morris International	131	12,385
Procter & Gamble	204	29,170
Sysco	44	3,384
Tyson Foods, Cl A	24	1,919
Walgreens Boots Alliance	60	2,821
Walmart	120	17,930
		183,824

Energy — 2.8%
APA	26	681
Baker Hughes, Cl A	62	1,555
Chevron	163	18,662
ConocoPhillips	108	8,045
Coterra Energy	36	767
Devon Energy	48	1,924
Diamondback Energy	12	1,286
EOG Resources	48	4,438
Exxon Mobil	357	23,016
Halliburton	72	1,799
Hess	24	1,982
Kinder Morgan	158	2,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Oil	62	$1,012
Marathon Petroleum	48	3,165
Occidental Petroleum	72	2,414
ONEOK	36	2,290
Phillips 66	36	2,692
Pioneer Natural Resources	20	3,740
Schlumberger	110	3,549
Valero Energy	36	2,784
Williams	98	2,753
		91,200

Financials — 11.3%
Aflac	48	2,576
Allstate	24	2,968
American Express	55	9,558
American International Group	72	4,255
Ameriprise Financial	10	3,021
Aon, Cl A	21	6,718
Arthur J Gallagher	16	2,683
Assurant	4	645
Bank of America	623	29,767
Bank of New York Mellon	62	3,670
Berkshire Hathaway, Cl B *	156	44,774
BlackRock, Cl A	12	11,322
Brown & Brown	20	1,262
Capital One Financial	36	5,437
Cboe Global Markets	12	1,583
Charles Schwab	122	10,008
Chubb	36	7,034
Cincinnati Financial	12	1,457
Citigroup	168	11,619
Citizens Financial Group	36	1,706
CME Group, Cl A	33	7,278
Comerica	12	1,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	24	$2,720
Everest Re Group	4	1,046
Fifth Third Bancorp	60	2,612
First Republic Bank	14	3,029
Franklin Resources	24	756
Globe Life	12	1,068
Goldman Sachs Group	28	11,574
Hartford Financial Services Group	24	1,750
Huntington Bancshares	120	1,889
Intercontinental Exchange	48	6,646
Invesco	24	610
JPMorgan Chase	252	42,812
KeyCorp	74	1,722
Lincoln National	12	866
Loews	12	673
M&T Bank	12	1,765
MarketAxess Holdings	3	1,226
Marsh & McLennan	46	7,673
MetLife	60	3,768
Moody’s	13	5,254
Morgan Stanley	120	12,334
MSCI, Cl A	8	5,319
Nasdaq	12	2,518
Northern Trust	16	1,969
People’s United Financial	36	617
PNC Financial Services Group	36	7,597
Principal Financial Group	24	1,610
Progressive	48	4,554
Prudential Financial	36	3,962
Raymond James Financial	17	1,676
Regions Financial	74	1,752
S&P Global	21	9,957
State Street	24	2,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SVB Financial Group *	4	$2,870
Synchrony Financial	48	2,230
T Rowe Price Group	21	4,554
Travelers	24	3,861
Truist Financial	108	6,855
US Bancorp	108	6,520
W R Berkley	12	955
Wells Fargo	346	17,701
Willis Towers Watson	12	2,907
Zions Bancorp	12	756
		375,260

Health Care — 13.0%
Abbott Laboratories	148	19,076
AbbVie	148	16,971
ABIOMED *	4	1,328
Agilent Technologies	24	3,780
Align Technology * F	7	4,371
AmerisourceBergen, Cl A	12	1,464
Amgen	48	9,935
Anthem	21	9,138
Baxter International	43	3,395
Becton Dickinson	24	5,750
Biogen *	12	3,200
Bio-Rad Laboratories, Cl A *	2	1,589
Bio-Techne	3	1,571
Boston Scientific *	119	5,132
Bristol-Myers Squibb	182	10,629
Cardinal Health	24	1,147
Catalent *	12	1,654
Centene *	48	3,419
Cerner	24	1,783
Charles River Laboratories International *	4	1,795
Cigna	28	5,981

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cooper	4	$1,668
CVS Health	108	9,642
Danaher	53	16,524
DaVita *	5	516
DENTSPLY SIRONA	14	801
Dexcom *	9	5,609
Edwards Lifesciences *	52	6,231
Eli Lilly	68	17,324
Gilead Sciences	106	6,877
HCA Healthcare	21	5,260
Henry Schein *	12	916
Hologic *	24	1,759
Humana	11	5,095
IDEXX Laboratories * F	8	5,329
Illumina *	12	4,981
Incyte *	12	804
Intuitive Surgical *	30	10,834
IQVIA Holdings *	15	3,921
Johnson & Johnson	221	35,996
Laboratory Corp of America Holdings *	9	2,583
McKesson	12	2,495
Medtronic	112	13,424
Merck	213	18,755
Mettler-Toledo International *	2	2,962
Moderna *	29	10,011
Organon	24	882
PerkinElmer	10	1,769
Pfizer	471	20,601
Quest Diagnostics	12	1,761
Regeneron Pharmaceuticals *	9	5,759
ResMed	12	3,155
STERIS	9	2,104
Stryker	27	7,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Teleflex	4	$1,428
Thermo Fisher Scientific	34	21,524
UnitedHealth Group	80	36,838
Universal Health Services, Cl B	7	869
Vertex Pharmaceuticals *	24	4,438
Viatris, Cl W *	96	1,282
Waters *	5	1,838
West Pharmaceutical Services	8	3,439
Zimmer Biomet Holdings	17	2,433
Zoetis, Cl A	39	8,432
		429,161

Industrials — 8.0%
3M	48	8,577
Alaska Air Group *	12	634
Allegion	8	1,026
American Airlines Group *	50	960
AMETEK	20	2,648
AO Smith	12	877
Boeing *	48	9,937
Carrier Global	73	3,813
Caterpillar	48	9,793
CH Robinson Worldwide	12	1,164
Cintas	9	3,898
Copart *	17	2,640
CSX	182	6,583
Cummins	12	2,878
Deere	24	8,215
Delta Air Lines *	48	1,878
Dover	12	2,029
Eaton	36	5,931
Emerson Electric	48	4,657
Equifax	12	3,329
Expeditors International of Washington	12	1,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	48	$2,740
FedEx	21	4,946
Fortive	26	1,968
Fortune Brands Home & Security	12	1,217
Generac Holdings *	5	2,493
General Dynamics	20	4,055
General Electric	93	9,753
Honeywell International	60	13,117
Howmet Aerospace	36	1,069
Huntington Ingalls Industries	4	811
IDEX	7	1,558
IHS Markit	34	4,444
Illinois Tool Works	24	5,469
Ingersoll Rand	36	1,935
Jacobs Engineering Group	12	1,685
JB Hunt Transport Services	8	1,578
Johnson Controls International	60	4,402
Kansas City Southern	8	2,482
L3Harris Technologies	16	3,689
Leidos Holdings	12	1,200
Lockheed Martin	21	6,979
Masco	24	1,573
Nielsen Holdings	26	527
Norfolk Southern	21	6,154
Northrop Grumman	12	4,287
Old Dominion Freight Line	9	3,072
Otis Worldwide	36	2,891
PACCAR	24	2,151
Parker-Hannifin	12	3,559
Pentair	12	888
Quanta Services	12	1,455
Raytheon Technologies	128	11,374
Republic Services, Cl A	17	2,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Robert Half International	12	$1,357
Rockwell Automation	10	3,194
Rollins	14	493
Roper Technologies	9	4,391
Snap-On	5	1,016
Southwest Airlines *	48	2,269
Stanley Black & Decker	12	2,157
Textron	14	1,034
Trane Technologies	21	3,800
TransDigm Group *	4	2,495
Union Pacific	56	13,518
United Airlines Holdings *	24	1,107
United Parcel Service, Cl B	60	12,808
United Rentals *	8	3,033
Verisk Analytics, Cl A	12	2,523
Waste Management	33	5,288
Westinghouse Air Brake Technologies	12	1,089
WW Grainger	4	1,852
Xylem	12	1,567
		265,746

Information Technology — 27.6%
Accenture, Cl A	52	18,657
Adobe *	39	25,364
Advanced Micro Devices *	103	12,384
Akamai Technologies *	12	1,265
Amphenol, Cl A	48	3,685
Analog Devices	47	8,154
ANSYS *	9	3,416
Apple	1,322	198,036
Applied Materials	76	10,385
Arista Networks *	5	2,048
Autodesk *	20	6,352
Automatic Data Processing	36	8,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	35	$18,608
Broadridge Financial Solutions	12	2,141
Cadence Design Systems *	24	4,155
CDW	12	2,240
Ceridian HCM Holding *	11	1,378
Cisco Systems	355	19,869
Citrix Systems	12	1,137
Cognizant Technology Solutions, Cl A	45	3,514
Corning	60	2,134
DXC Technology *	24	782
Enphase Energy *	12	2,780
F5 Networks *	4	845
Fidelity National Information Services	51	5,648
Fiserv *	48	4,728
FleetCor Technologies *	8	1,979
Fortinet *	12	4,036
Gartner *	8	2,655
Global Payments	24	3,432
Hewlett Packard Enterprise	108	1,582
HP	96	2,912
Intel	340	16,660
International Business Machines	72	9,007
Intuit	23	14,398
IPG Photonics *	4	636
Jack Henry & Associates	7	1,165
Juniper Networks	24	708
Keysight Technologies *	15	2,700
KLA	12	4,473
Lam Research	12	6,763
Mastercard, Cl A	73	24,493
Microchip Technology	48	3,556
Micron Technology	95	6,564
Microsoft	633	209,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems	3	$1,576
Motorola Solutions	14	3,480
NetApp	19	1,697
NortonLifeLock	48	1,222
NVIDIA	209	53,435
Oracle	144	13,815
Paychex	24	2,959
Paycom Software *	4	2,191
PayPal Holdings *	98	22,794
PTC *	12	1,528
Qorvo *	12	2,019
QUALCOMM	98	13,038
salesforce.com *	82	24,575
Seagate Technology Holdings	12	1,069
ServiceNow *	16	11,164
Skyworks Solutions	12	2,006
Synopsys *	12	3,998
TE Connectivity	27	3,942
Teledyne Technologies *	4	1,797
Teradyne	12	1,659
Texas Instruments	77	14,436
Trimble *	24	2,097
Tyler Technologies *	3	1,630
VeriSign *	9	2,004
Visa, Cl A	142	30,071
Western Digital *	24	1,255
Western Union	36	656
Xilinx	21	3,780
Zebra Technologies, Cl A *	4	2,136
		913,450

Materials — 2.1%
Air Products & Chemicals	21	6,296
Albemarle	10	2,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Amcor	122	$1,473
Avery Dennison	8	1,742
Ball	24	2,196
Celanese, Cl A	12	1,938
CF Industries Holdings	14	795
Corteva	60	2,589
Dow	60	3,358
DuPont de Nemours	44	3,062
Eastman Chemical	12	1,248
Ecolab	21	4,667
FMC	12	1,092
Freeport-McMoRan	120	4,526
International Flavors & Fragrances	24	3,539
International Paper	36	1,788
LyondellBasell Industries, Cl A	24	2,228
Martin Marietta Materials	5	1,964
Mosaic	24	998
Newmont	62	3,348
Nucor	24	2,680
Packaging Corp of America	9	1,236
PPG Industries	21	3,372
Sealed Air	12	712
Sherwin-Williams	21	6,649
Sylvamo *	0	—
Vulcan Materials	12	2,281
Westrock	24	1,154
		69,436

Real Estate — 2.5%
Alexandria Real Estate Equities ‡	12	2,450
American Tower, Cl A ‡	38	10,715
AvalonBay Communities ‡	12	2,840
Boston Properties ‡	12	1,364
CBRE Group, Cl A *	24	2,498
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle International ‡	36	$6,491
Digital Realty Trust ‡	24	3,787
Duke Realty ‡	26	1,462
Equinix ‡	8	6,696
Equity Residential ‡	24	2,074
Essex Property Trust ‡	5	1,700
Extra Space Storage ‡	12	2,368
Federal Realty Investment Trust ‡	5	602
Healthpeak Properties ‡	48	1,704
Host Hotels & Resorts ‡ *	60	1,010
Iron Mountain ‡	24	1,095
Kimco Realty ‡	48	1,085
Mid-America Apartment Communities ‡	12	2,450
ProLogis ‡	60	8,698
Public Storage ‡	12	3,986
Realty Income ‡	33	2,357
Regency Centers ‡	12	845
SBA Communications, Cl A ‡	10	3,453
Simon Property Group ‡	27	3,958
UDR ‡	24	1,333
Ventas ‡	26	1,388
Vornado Realty Trust ‡	12	512
Welltower ‡	36	2,894
Weyerhaeuser ‡	60	2,143
		83,958

Utilities — 2.3%
AES	50	1,257
Alliant Energy	24	1,358
Ameren	24	2,023
American Electric Power	43	3,643
American Water Works	15	2,613
Atmos Energy	12	1,105
CenterPoint Energy	48	1,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	24	$1,448
Consolidated Edison	24	1,810
Dominion Energy	68	5,163
DTE Energy	15	1,700
Duke Energy	64	6,529
Edison International	26	1,636
Entergy	16	1,648
Evergy	24	1,530
Eversource Energy	24	2,038
Exelon	82	4,362
FirstEnergy	48	1,849
NextEra Energy	165	14,080
NiSource	36	888
NRG Energy	24	957
Pinnacle West Capital	12	774
PPL	60	1,728
Public Service Enterprise Group	38	2,424
Sempra Energy	24	3,063
Southern	84	5,235
WEC Energy Group	24	2,161
Xcel Energy	48	3,100
		77,372

TOTAL UNITED STATES		3,261,837
TOTAL COMMON STOCK
(Cost $3,185,472)		3,280,703
TOTAL INVESTMENTS — 99.2%
(Cost $3,185,472)		$3,280,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

	Number of Contracts	Value
PURCHASED OPTION— 0.6%(1)
UNITED STATES— 0.6%
(Cost $66,297)	71	$19,206
WRITTEN OPTION— (0.1)%(1)
UNITED STATES— (0.1)%
(Premiums Received ($2,774))	(71)	$(2,521)

Percentages are based on Net Assets of $3,308,416.
A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.6%
Put Options
XSP*	71	$66,297	$422.00	12/17/21	$19,206

WRITTEN OPTION — (0.1)%
Call Options
XSP*	(71)	$(2,774)	489.00	12/17/21 $	(2,521)

Cl — Class
S&P — Standard & Poor’s
XSP —  iShares Core S&P 500 Index ETF

*	Non-income producing security.
+	Notional amount for all purchased options totals $3,269,834.
+	Notional amount for all written options totals $(3,269,834).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$3,280,703.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,280,703	$—	$—	$3,280,703
Total Investments in Securities	$3,280,703	$—	$—	$3,280,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$19,206	$—	$—	$19,206
Written Option	(2,521)	—	—	(2,521)
Total Other Financial Instruments	$16,685	$—	$—	$16,685

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	11	$16,291

CHINA — 1.5%
Communication Services — 0.5%
Baidu ADR *	52	8,437
NetEase ADR	65	6,343
		14,780

Consumer Discretionary — 0.7%
JD.com ADR *	171	13,386
Pinduoduo ADR *	78	6,936
Trip.com Group ADR *	117	3,341
		23,663

Information Technology — 0.3%
NXP Semiconductors	56	11,248

TOTAL CHINA		49,691
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	26	3,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	17	$13,819

UNITED STATES — 97.1%
Communication Services — 17.9%
Activision Blizzard	169	13,214
Alphabet, Cl A *	42	124,359
Alphabet, Cl C *	48	142,340
Charter Communications, Cl A *	40	26,996
Comcast, Cl A	1,003	51,584
Electronic Arts	65	9,116
Fox, Cl A	75	2,980
Fox, Cl B	52	1,922
Match Group *	61	9,198
Meta Platforms, Cl A *	343	110,985
Netflix *	96	66,270
Sirius XM Holdings	904	5,505
T-Mobile US *	273	31,403
		595,872

Consumer Discretionary — 17.0%
Amazon.com *	74	249,560
Booking Holdings *	10	24,208
Dollar Tree *	52	5,603
eBay	141	10,818
Lululemon Athletica *	26	12,116
Marriott International, Cl A *	72	11,521
O’Reilly Automotive *	15	9,335
Peloton Interactive, Cl A *	60	5,486
Ross Stores	78	8,830
Starbucks	260	27,578
Tesla *	180	200,520
		565,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.6%
Costco Wholesale	95	$46,696
Keurig Dr Pepper	312	11,260
Kraft Heinz	273	9,798
Mondelez International, Cl A	312	18,951
Monster Beverage *	117	9,945
PepsiCo	302	48,803
Walgreens Boots Alliance	195	9,169
		154,622

Health Care — 6.1%
Align Technology *	16	9,990
Amgen	125	25,871
Biogen *	35	9,334
Cerner	65	4,829
Dexcom *	23	14,334
Gilead Sciences	273	17,712
IDEXX Laboratories *	17	11,324
Illumina *	35	14,527
Incyte *	52	3,483
Intuitive Surgical *	78	28,168
Moderna *	89	30,724
Regeneron Pharmaceuticals *	24	15,359
Seagen *	39	6,877
Vertex Pharmaceuticals *	55	10,171
		202,703

Industrials — 2.8%
Cintas	23	9,961
Copart *	52	8,075
CSX	504	18,230
Fastenal	130	7,421
Honeywell International	152	33,230
PACCAR	78	6,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	36	$7,570
		91,477

Information Technology — 47.8%
Adobe *	104	67,638
Advanced Micro Devices *	267	32,101
Analog Devices	117	20,298
ANSYS *	18	6,833
Apple	2,388	357,722
Applied Materials	197	26,920
Atlassian, Cl A *	30	13,744
Autodesk *	49	15,563
Automatic Data Processing	91	20,429
Broadcom	91	48,382
Cadence Design Systems *	61	10,560
CDW	29	5,413
Cisco Systems	924	51,716
Cognizant Technology Solutions, Cl A	117	9,137
Crowdstrike Holdings, Cl A *	44	12,399
DocuSign, Cl A *	42	11,688
Fiserv *	143	14,084
Intel	897	43,953
Intuit	61	38,185
KLA	35	13,047
Lam Research	30	16,907
Marvell Technology	182	12,467
Microchip Technology	122	9,039
Micron Technology	247	17,068
Microsoft	1,087	360,471
NVIDIA	548	140,107
Okta, Cl A *	30	7,415
Paychex	78	9,616
PayPal Holdings *	260	60,473
QUALCOMM	247	32,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	39	$6,518
Splunk *	39	6,428
Synopsys *	34	11,328
Texas Instruments	204	38,246
VeriSign *	26	5,789
Workday, Cl A *	41	11,889
Xilinx	52	9,360
Zoom Video Communications, Cl A *	52	14,282
		1,590,076

Utilities — 0.9%
American Electric Power	107	9,064
Exelon	221	11,755
Xcel Energy	117	7,557
		28,376

TOTAL UNITED STATES		3,228,701
TOTAL COMMON STOCK
(Cost $3,208,011)		3,311,612
TOTAL INVESTMENTS — 99.6%
(Cost $3,208,011)		$3,311,612

PURCHASED OPTION— 0.4%(1)
UNITED STATES— 0.4%
(Cost $52,310)	10	$14,450

Percentages are based on Net Assets of $3,326,266.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.4%
Put Options
NQX*	10	$52,310	$2,795.00	12/17/21	$14,450

ADR — American Depositary Receipt
Cl — Class
NQX — Nasdaq-100 Reduced Value Index

+	Notional amount for all options totals $3,170,094.
*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,311,612	$—	$—	$3,311,612
Total Investments in Securities	$3,311,612	$—	$—	$3,311,612

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$14,450	$—	$—	$14,450
Total Other Financial Instruments	$14,450	$—	$—	$14,450

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 105.2% (A)
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	15	$22,215

CHINA — 1.6%
Communication Services — 0.5%
Baidu ADR *	74	12,006
NetEase ADR	90	8,783
		20,789

Consumer Discretionary — 0.7%
JD.com ADR *	235	18,396
Pinduoduo ADR *	111	9,870
Trip.com Group ADR *	162	4,626
		32,892

Information Technology — 0.4%
NXP Semiconductors	80	16,069

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$69,750
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	36	4,306

NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	25	20,322

UNITED STATES — 102.5%
Communication Services — 19.0%
Activision Blizzard	234	18,296
Alphabet, Cl A *	58	171,733
Alphabet, Cl C *	66	195,717
Charter Communications, Cl A *	55	37,119
Comcast, Cl A	1,383	71,128
Electronic Arts	90	12,623
Fox, Cl A	103	4,093
Fox, Cl B	72	2,661
Match Group *	84	12,666
Meta Platforms, Cl A *	476	154,019
Netflix *	134	92,502
Sirius XM Holdings	1,250	7,613
T-Mobile US *	378	43,481
		823,651

Consumer Discretionary — 17.8%
Amazon.com *	101	340,616
Booking Holdings *	12	29,049
Dollar Tree *	72	7,759
eBay	194	14,884
Lululemon Athletica *	37	17,242
Marriott International, Cl A *	95	15,202
O’Reilly Automotive *	20	12,446
Peloton Interactive, Cl A *	82	7,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	108	$12,226
Starbucks	360	38,185
Tesla *	248	276,272
		771,379

Consumer Staples — 4.9%
Costco Wholesale	134	65,866
Keurig Dr Pepper	432	15,591
Kraft Heinz	378	13,566
Mondelez International, Cl A	432	26,240
Monster Beverage *	162	13,770
PepsiCo	416	67,226
Walgreens Boots Alliance	270	12,695
		214,954

Health Care — 6.5%
Align Technology *	24	14,985
Amgen	173	35,806
Biogen *	47	12,534
Cerner	90	6,686
Dexcom *	29	18,073
Gilead Sciences	376	24,395
IDEXX Laboratories *	26	17,319
Illumina *	47	19,508
Incyte *	72	4,822
Intuitive Surgical *	108	39,002
Moderna *	123	42,461
Regeneron Pharmaceuticals *	33	21,118
Seagen *	54	9,522
Vertex Pharmaceuticals *	76	14,055
		280,286

Industrials — 2.9%
Cintas	32	13,859
Copart *	72	11,181

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	697	$25,211
Fastenal	180	10,275
Honeywell International	210	45,910
PACCAR	108	9,679
Verisk Analytics, Cl A	49	10,303
		126,418

Information Technology — 50.5%
Adobe *	144	93,652
Advanced Micro Devices *	363	43,643
Analog Devices	161	27,932
ANSYS *	26	9,869
Apple	3,300	494,340
Applied Materials	271	37,032
Atlassian, Cl A *	41	18,783
Autodesk *	67	21,280
Automatic Data Processing	126	28,286
Broadcom	124	65,927
Cadence Design Systems *	84	14,541
CDW	39	7,279
Cisco Systems	1,273	71,250
Cognizant Technology Solutions, Cl A	162	12,651
Crowdstrike Holdings, Cl A *	60	16,908
DocuSign, Cl A *	59	16,419
Fiserv *	198	19,501
Intel F	1,237	60,613
Intuit	84	52,583
KLA	48	17,892
Lam Research	43	24,234
Marvell Technology	252	17,262
Microchip Technology	168	12,447
Micron Technology	342	23,632
Microsoft	1,500	497,430
NVIDIA	759	194,054

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	43	$10,629
Paychex	108	13,314
PayPal Holdings *	356	82,802
QUALCOMM	342	45,500
Skyworks Solutions	50	8,356
Splunk *	49	8,076
Synopsys *	48	15,993
Texas Instruments	281	52,682
VeriSign *	36	8,016
Workday, Cl A *	56	16,239
Xilinx	72	12,960
Zoom Video Communications, Cl A *	72	19,775
		2,193,782

Utilities — 0.9%
American Electric Power	147	12,452
Exelon	301	16,010
Xcel Energy	162	10,464
		38,926

TOTAL UNITED STATES		4,449,396
TOTAL COMMON STOCK
(Cost $4,396,734)		4,565,989
TOTAL INVESTMENTS — 105.2%
(Cost $4,396,734)		$4,565,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

	Number of Contracts	Value
PURCHASED OPTION— 0.1%(1)
UNITED STATES— 0.1%
(Cost $31,242)	14	$6,160
WRITTEN OPTION— (5.5)%(1)
UNITED STATES— (5.5)%
(Premiums Received ($88,602))	(14)	$(239,120)

Percentages are based on Net Assets of $4,341,440.

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.1%
Put Options
NQX*	14	$31,242	$2,860.00	11/19/21	$6,160

WRITTEN OPTION — (5.5)%
Call Options
NQX*	(14)	$(88,602)	3,010.00	11/19/21	$(239,120)

ADR — American Depositary Receipt
Cl — Class
NQX — Nasdaq-100 Reduced Value Index

*	Non-income producing security.
+	Notional amount for all purchased options totals $4,438,132.
+	Notional amount for all written options totals $(4,438,132).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$4,565,989.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,565,989	$—	$—	$4,565,989
Total Investments in Securities	$4,565,989	$—	$—	$4,565,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$6,160	$—	$—	$6,160
Written Option	(239,120)	—	—	(239,120)
Total Other Financial Instruments	$(232,960)	$—	$—	$(232,960)

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2% (A)
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	9	$13,329

CHINA — 1.5%
Communication Services — 0.5%
Baidu ADR *	47	7,625
NetEase ADR	55	5,368
		12,993

Consumer Discretionary — 0.7%
JD.com ADR *	147	11,507
Pinduoduo ADR *	71	6,313
Trip.com Group ADR *	99	2,828
		20,648

Information Technology — 0.3%
NXP Semiconductors	49	9,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$43,483
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	22	2,632

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	15	12,193

UNITED STATES — 96.7%
Communication Services — 17.8%
Activision Blizzard	143	11,181
Alphabet, Cl A *	37	109,554
Alphabet, Cl C *	39	115,651
Charter Communications, Cl A *	34	22,946
Comcast, Cl A	857	44,075
Electronic Arts	55	7,714
Fox, Cl A	66	2,623
Fox, Cl B	44	1,626
Match Group *	52	7,841
Meta Platforms, Cl A *	293	94,806
Netflix *	83	57,296
Sirius XM Holdings	770	4,689
T-Mobile US *	231	26,572
		506,574

Consumer Discretionary — 16.8%
Amazon.com *	62	209,091
Booking Holdings *	8	19,366
Dollar Tree *	44	4,742
eBay	121	9,283
Lululemon Athletica *	23	10,718
Marriott International, Cl A *	61	9,761
O’Reilly Automotive *	13	8,090
Peloton Interactive, Cl A *	50	4,572

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	66	$7,471
Starbucks	220	23,336
Tesla *	152	169,328
		475,758

Consumer Staples — 4.7%
Costco Wholesale	83	40,798
Keurig Dr Pepper	264	9,528
Kraft Heinz	231	8,291
Mondelez International, Cl A	264	16,035
Monster Beverage *	99	8,415
PepsiCo	259	41,854
Walgreens Boots Alliance	165	7,758
		132,679

Health Care — 6.1%
Align Technology *	15	9,365
Amgen	106	21,939
Biogen *	28	7,467
Cerner	55	4,086
Dexcom *	18	11,218
Gilead Sciences	234	15,182
IDEXX Laboratories *	16	10,658
Illumina *	29	12,037
Incyte *	44	2,947
Intuitive Surgical *	66	23,834
Moderna *	75	25,891
Regeneron Pharmaceuticals *	20	12,799
Seagen *	33	5,819
Vertex Pharmaceuticals *	48	8,877
		172,119

Industrials — 2.7%
Cintas	19	8,229
Copart *	44	6,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	429	$15,517
Fastenal	110	6,279
Honeywell International	129	28,202
PACCAR	66	5,915
Verisk Analytics, Cl A	30	6,308
		77,282

Information Technology — 47.8%
Adobe *	89	57,882
Advanced Micro Devices *	231	27,773
Analog Devices	100	17,349
ANSYS *	17	6,453
Apple	2,034	304,693
Applied Materials	169	23,094
Atlassian, Cl A *	26	11,911
Autodesk *	41	13,022
Automatic Data Processing	79	17,735
Broadcom	77	40,939
Cadence Design Systems *	52	9,002
CDW	26	4,853
Cisco Systems	792	44,328
Cognizant Technology Solutions, Cl A	99	7,731
Crowdstrike Holdings, Cl A *	37	10,427
DocuSign, Cl A *	36	10,018
Fiserv *	121	11,917
Intel	759	37,191
Intuit	51	31,926
KLA	28	10,437
Lam Research	27	15,216
Marvell Technology	154	10,549
Microchip Technology	102	7,557
Micron Technology	209	14,442
Microsoft	925	306,749
NVIDIA	468	119,654

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	27	$6,674
Paychex	66	8,136
PayPal Holdings *	220	51,170
QUALCOMM	209	27,805
Skyworks Solutions	33	5,515
Splunk *	33	5,439
Synopsys *	28	9,329
Texas Instruments	173	32,434
VeriSign *	22	4,899
Workday, Cl A *	36	10,439
Xilinx	44	7,920
Zoom Video Communications, Cl A *	44	12,085
		1,354,693

Utilities — 0.8%
American Electric Power	93	7,878
Exelon	187	9,947
Xcel Energy	99	6,394
		24,219

TOTAL UNITED STATES		2,743,324
TOTAL COMMON STOCK
(Cost $2,731,287)		2,814,961
TOTAL INVESTMENTS — 99.2%
(Cost $2,731,287)		$2,814,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

	Number of Contracts	Value
PURCHASED OPTION— 0.8%(1)
UNITED STATES— 0.8%
(Cost $67,630)	8	$22,560
WRITTEN OPTION— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received ($6,457))	(8)	$(5,160)

Percentages are based on Net Assets of $2,836,261.

A list of the exchange traded option contracts held by the Fund at October 31, 2021, is as follows:
Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.8%
Put Options
NQX*	8	$67,630	$2,950.00	12/17/21	$22,560

WRITTEN OPTION — (0.2)%
Call Options
NQX*	(8)	$(6,457)	3,410.00	12/17/21	$(5,160)

ADR — American Depositary Receipt
Cl — Class
NQX — Nasdaq-100 Reduced Value Index

*	Non-income producing security.
+	Notional amount for all purchased options totals $2,536,075.
+	Notional amount for all written options totals $(2,536,075).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2021 was$2,814,961.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2021
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,814,961	$—	$—	$2,814,961
Total Investments in Securities	$2,814,961	$—	$—	$2,814,961

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$22,560	$—	$—	$22,560
Written Option	(5,160)	—	—	(5,160)
Total Other Financial Instruments	$17,400	$—	$—	$17,400

For the year ended October 31, 2021, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF		Global X E-commerce ETF		Global X Emerging Markets Internet & E-commerce ETF
Assets:
Cost of Investments	$399,557,484		$3,640,785,981		$211,743,839		$6,018,517
Cost of Repurchase Agreement	334,499		49,400,348		1,384,981		—
Cost of Foreign Currency	—		531,922,323		—		2
Investments, at Value	$401,485,537	*	$5,452,244,212	*	$199,164,187	*	$4,556,323
Repurchase Agreement, at Value	334,499		49,400,348		1,384,981		—
Cash	314,072		75,488,796		351,769		1,377
Foreign Currency, at Value	—		531,922,322		—		2
Receivable for Investment Securities Sold	35,270,438		547,257,163		—		—
Receivable for Capital Shares Sold	73,920		3,647,049		—		—
Dividend and Interest Receivable	36,900		1,919,559		41,067		60
Reclaim Receivable	5,942		—		—		—
Due from Authorized Participants	—		—		—		—
Due from Broker	—		50,974,785		—		—
Total Assets	437,521,308		6,712,854,234		200,942,004		4,557,762
Liabilities:
Obligation to Return Securities Lending Collateral	750,043		110,759,925		3,105,528		—
Payable for Investment Securities Purchased	34,573,798		916,854,113		—		—
Payable due to Investment Adviser	230,210		3,170,801		85,284		2,558
Unrealized Depreciation on Spot Contracts	557		402,411		—		—
Payable for Capital Shares Redeemed	—		306,268,249		—		—
Due to Broker	73,920		—		—		—
Total Liabilities	35,628,528		1,337,455,499		3,190,812		2,558
Net Assets	$401,892,780		$5,375,398,735		$197,751,192		$4,555,204
Net Assets Consist of:
Paid-in Capital	$433,140,627		$3,692,545,667		$211,413,855		$6,243,910
Total Distributable Earnings/(Loss)	(31,247,847)		1,682,853,068		(13,662,663)		(1,688,706)
Net Assets	$401,892,780		$5,375,398,735		$197,751,192		$4,555,204
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,560,000		59,024,628		6,340,002		380,000
Net Asset Value, Offering and Redemption Price Per Share	$61.26		$91.07		$31.19		$11.99
*Includes Market Value of Securities on Loan	$706,718		$105,092,823		$2,959,284		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$953,257,456		$574,631,667		$13,582,420	$65,533,734
Cost of Repurchase Agreement	16,543,844		3,131,165		—	—
Cost of Foreign Currency	2,940,650		—		—	85,681
Investments, at Value	$947,993,654	*	$671,490,540	*	$14,032,087	$62,644,589
Repurchase Agreement, at Value	16,543,844		3,131,165		—	—
Cash	—		154,940		—	—
Foreign Currency, at Value	2,907,014		—		—	88,983
Dividend and Interest Receivable	3,196,332		2,227,724		20,297	329,922
Reclaim Receivable	382,771		8,115		35,995	20,998
Unrealized Appreciation on Spot Contracts	432		—		—	—
Receivable for Investment Securities Sold	—		—		453,849	—
Due from Authorized Participants	—		1,200		—	—
Due from Broker	24,750		—		—	73,859
Total Assets	971,048,797		677,013,684		14,542,228	63,158,351
Liabilities:
Obligation to Return Securities Lending Collateral	37,096,081		7,020,976		—	—
Payable due to Investment Adviser	475,198		255,536		6,554	35,878
Payable for Investment Securities Purchased	—		—		65,611	38,160
Payable for Capital Shares Redeemed	—		—		—	55,804
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		—	140,148
Unrealized Depreciation on Spot Contracts	—		—		—	5
Cash Overdraft	3,030,375		—		412,362	192,192
Due to Broker	15,671		2,856		—	—
Total Liabilities	40,617,325		7,279,368		484,527	462,187
Net Assets	$930,431,472		$669,734,316		$14,057,701	$62,696,164
Net Assets Consist of:
Paid-in Capital	$1,474,914,574		$764,230,698		$14,971,395	$71,089,604
Total Distributable Loss	(544,483,102)		(94,496,382)		(913,694)	(8,393,440)
Net Assets	$930,431,472		$669,734,316		$14,057,701	$62,696,164
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	71,530,000		33,270,000		900,000	5,570,000
Net Asset Value, Offering and Redemption Price Per Share	$13.01		$20.13		$15.62	$11.26
*Includes Market Value of Securities on Loan	$32,747,398		$6,887,281		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X SuperDividend® REIT ETF		Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Assets:
Cost of Investments	$426,234,027		$3,921,536,273	$602,844,830	$536,883,182
Cost of Repurchase Agreement	1,344,045		—	—	—
Cost of Foreign Currency	5,165		—	—	—
Investments, at Value	$467,502,730	*	$5,288,944,790	$691,979,063	$563,461,039
Repurchase Agreement, at Value	1,344,045		—	—	—
Cash	730,052		8,344,388	856,848	1,217,912
Foreign Currency, at Value	5,176		—	—	—
Receivable for Investment Securities Sold	6,837,763		—	—	—
Dividend and Interest Receivable	1,780,002		629,459	486,511	—
Reclaim Receivable	3,723		—	2,490	—
Unrealized Appreciation on Spot Contracts	2,503		—	—	—
Receivable for Capital Shares Sold	—		4,563,384	—	—
Due from Authorized Participants	—		—	—	—
Due from Broker	5,750		—	—	—
Total Assets	478,211,744		5,302,482,021	693,324,912	564,678,951
Liabilities:
Obligation to Return Securities Lending Collateral	3,013,738		—	—	—
Payable for Investment Securities Purchased	7,031,969		4,768,728	—	367,064
Payable due to Investment Adviser	231,769		2,458,146	316,714	213,087
Options written at value (Premiums received ($–), ($89,664,262), ($9,674,024) and ($10,800,917) respectively)	—		259,040,400	23,153,330	9,653,000
Total Liabilities	10,277,476		266,267,274	23,470,044	10,233,151
Net Assets	$467,934,268		$5,036,214,747	$669,854,868	$554,445,800
Net Assets Consist of:
Paid-in Capital	$656,814,496		$4,904,918,760	$667,844,682	$544,463,377
Total Distributable Earnings/(Loss)	(188,880,228)		131,295,987	2,010,186	9,982,423
Net Assets	$467,934,268		$5,036,214,747	$669,854,868	$554,445,800
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	47,640,000		220,730,000	13,300,000	22,020,000
Net Asset Value, Offering and Redemption Price Per Share	$9.82		$22.82	$50.37	$25.18
*Includes Market Value of Securities on Loan	$2,827,310		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF
Assets:
Cost of Investments	$40,641,115	$33,633,036	$226,899,250		$146,614,263
Cost of Repurchase Agreement	—	—	33,091		1,691,227
Cost of Foreign Currency	—	—	—		8,535
Investments, at Value	$45,705,989	$35,538,814	$234,355,451	*	$148,938,009	*
Repurchase Agreement, at Value	—	—	33,091		1,691,227
Cash	118,749	71,322	—		29,905
Foreign Currency, at Value	—	—	—		8,694
Receivable for Capital Shares Sold	330,910	—	—		—
Dividend and Interest Receivable	5,437	26,290	787,824		118,006
Unrealized Appreciation on Spot Contracts	—	—	—		25
Reclaim Receivable	—	138	—		64,210
Due from Authorized Participants	—	—	66,468		—
Due from Broker	—	—	—		36,249
Total Assets	46,161,085	35,636,564	235,242,834		150,886,325
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	74,200		3,792,220
Options written at value (Premiums received ($400,793), ($239,180), ($–) and ($–), respectively)	1,133,280	601,178	—		—
Payable for Investment Securities Purchased	335,272	—	—		—
Payable due to Investment Adviser	21,163	17,262	114,829		77,888
Payable for Capital Shares Redeemed	—	—	—		36,249
Cash Overdraft	—	—	61,032		—
Due to Broker	—	—	40,049		3,674
Total Liabilities	1,489,715	618,440	290,110		3,910,031
Net Assets	$44,671,370	$35,018,124	$234,952,724		$146,976,294
Net Assets Consist of:
Paid-in Capital	$41,833,144	$33,715,720	$287,721,893		$149,104,183
Total Distributable Earnings/(Loss)	2,838,226	1,302,404	(52,769,169)		(2,127,889)
Net Assets	$44,671,370	$35,018,124	$234,952,724		$146,976,294
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,350,000	1,100,000	19,680,000		8,740,000
Net Asset Value, Offering and Redemption Price Per Share	$33.09	$31.83	$11.94		$16.82
*Includes Market Value of Securities on Loan	$—	$—	$72,884		$3,623,682

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Assets:
Cost of Investments	$414,694,538	$3,551,559	$68,249,704
Cost of Repurchase Agreement	—	—	434,594
Investments, at Value	$592,423,759	$4,252,239	$76,268,398	*
Repurchase Agreement, at Value	—	—	434,594
Cash	1,260,572	5,666	158,050
Dividend and Interest Receivable	439,861	7,606	17,355
Reclaim Receivable	2,354	1,019	—
Due from Authorized Participants	3,900	—	—
Due from Broker	—	6,697	—
Total Assets	594,130,446	4,273,227	76,878,397
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	974,486
Payable due to Investment Adviser	140,915	1,198	47,876
Payable for Capital Shares Redeemed	—	6,697	—
Cash Overdraft	—	1,316	—
Due to Broker	4,179	—	—
Total Liabilities	145,094	9,211	1,022,362
Net Assets	$593,985,352	$4,264,016	$75,856,035
Net Assets Consist of:
Paid-in Capital	$415,924,565	$3,475,846	$74,735,618
Total Distributable Earnings	178,060,787	788,170	1,120,417
Net Assets	$593,985,352	$4,264,016	$75,856,035
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,380,000	130,000	1,510,000
Net Asset Value, Offering and Redemption Price Per Share	$57.22	$32.80	$50.24
*Includes Market Value of Securities on Loan	$—	$—	$979,084

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
Assets:
Cost of Investments	$3,469,379	$5,893,983	$3,185,472
Investments, at Value	$3,579,898	$6,083,591	$3,280,703
Cash	12,839	11,969	10,508
Options Purchased at Value (Cost $43,527, $35,039 and $66,297 respectively)	10,819	11,286	19,206
Dividend and Interest Receivable	2,159	2,909	2,032
Reclaim Receivable	12	15	11
Due from Broker	—	360	—
Total Assets	3,605,727	6,110,130	3,312,460
Liabilities:
Payable for Capital Shares Redeemed	—	360	—
Payable due to Investment Adviser	1,604	2,060	1,523
Options written at value (Premiums received ($–), ($90,624) and ($2,774) respectively)	—	206,118	2,521
Total Liabilities	1,604	208,538	4,044
Net Assets	$3,604,123	$5,901,592	$3,308,416
Net Assets Consist of:
Paid-in Capital	$3,526,120	$5,865,129	$3,257,141
Total Distributable Earnings	78,003	36,463	51,275
Net Assets	$3,604,123	$5,901,592	$3,308,416
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	130,000	220,000	120,000
Net Asset Value, Offering and Redemption Price Per Share	$27.72	$26.83	$27.57

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2021

	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Assets:
Cost of Investments	$3,208,011	$4,396,734	$2,731,287
Investments, at Value	$3,311,612	$4,565,989	$2,814,961
Cash	1,440	9,908	4,963
Options Purchased at Value (Cost $52,310, $31,242 and $67,630)	14,450	6,160	22,560
Dividend and Interest Receivable	398	551	339
Total Assets	3,327,900	4,582,608	2,842,823
Liabilities:
Payable due to Investment Adviser	1,634	2,048	1,402
Options written at value (Premiums received ($–), ($88,602) and ($6,457) respectively)	—	239,120	5,160
Total Liabilities	1,634	241,168	6,562
Net Assets	$3,326,266	$4,341,440	$2,836,261
Net Assets Consist of:
Paid-in Capital	$3,262,936	$4,347,830	$2,782,080
Total Distributable Earnings/(Loss)	63,330	(6,390)	54,181
Net Assets	$3,326,266	$4,341,440	$2,836,261
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	130,000	180,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$25.59	$24.12	$25.78

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E-commerce ETF	Global X Emerging Markets Internet & E-commerce ETF(1)
Investment Income:
Dividend Income	$625,805	$26,605,596	$746,049	$9,912
Interest Income	141	335	—	—
Security Lending Income	118,295	5,768,984	16,283	—
Less: Foreign Taxes Withheld	(31,850)	(2,644,159)	(2,154)	(668)
Total Investment Income	712,391	29,730,756	760,178	9,244
Supervision and Administration Fees(2)	2,615,063	24,325,097	980,423	36,760
Custodian Fees(3)	8,934	14,840	392	95
Total Expenses	2,623,997	24,339,937	980,815	36,855
Net Investment Income (Loss)	(1,911,606)	5,390,819	(220,637)	(27,611)
Net Realized Gain (Loss) on:
Investments(4)	103,854,926	275,354,197	20,992,031	(321,846)
Foreign Currency Transactions	98,016	(864,636)	2,548	(1,639)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	103,952,942	274,489,561	20,994,579	(323,485)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(71,436,724)	1,628,865,310	(15,365,762)	(1,462,194)
Foreign Currency Translations	(1,937)	(488,207)	—	(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(71,438,661)	1,628,377,103	(15,365,762)	(1,462,197)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	32,514,281	1,902,866,664	5,628,817	(1,785,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,602,675	$1,908,257,483	$5,408,180	$(1,813,293)

(1)	The Fund commenced operations on November 9, 2020.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$68,213,279	$22,330,972	$726,778	$4,782,586
Interest Income	—	41	—	98
Security Lending Income	1,175,244	1,444,245	—	—
Less: Foreign Taxes Withheld	(2,612,588)	—	(60,711)	(566,271)
Total Investment Income	66,775,935	23,775,258	666,067	4,216,413
Supervision and Administration Fees(1)	5,113,691	2,767,013	64,424	294,228
Custodian Fees(2)	126,704	6,586	1,480	31,555
Total Expenses	5,240,395	2,773,599	65,904	325,783
Net Investment Income	61,535,540	21,001,659	600,163	3,890,630
Net Realized Gain (Loss) on:
Investments(3)	74,245,885	53,431,904	1,275,617	1,584,879
Foreign Currency Transactions	(264,007)	—	(11,246)	(37,853)
Net Realized Gain on Investments and Foreign Currency Transactions	73,981,878	53,431,904	1,264,371	1,547,026
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	61,546,296	114,820,912	1,339,288	(1,607,647)
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(131,033)
Foreign Currency Translations	(22,863)	—	(1,166)	1,740
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	61,523,433	114,820,912	1,338,122	(1,736,940)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	135,505,311	168,252,816	2,602,493	(189,914)
Net Increase in Net Assets Resulting from Operations	$197,040,851	$189,254,475	$3,202,656	$3,700,716

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X SuperDividend® REIT ETF	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Investment Income:
Dividend Income	$20,019,962	$19,987,493	$3,966,866	$1,813,099
Interest Income	6	—	30	—
Security Lending Income	1,350,834	—	—	—
Less: Foreign Taxes Withheld	(733,031)	(25,123)	(2,633)	—
Total Investment Income	20,637,771	19,962,370	3,964,263	1,813,099
Supervision and Administration Fees(1)	2,618,112	16,896,510	1,701,201	1,053,988
Custodian Fees(2)	20,111	52,589	4,310	3,114
Broker Fees	—	72	16	—
Total Expenses	2,638,223	16,949,171	1,705,527	1,057,102
Waiver of Supervision and Administration Fees	–	(40)	(16)	(175,662)
Net Expenses	2,638,223	16,949,131	1,705,511	881,440
Net Investment Income	17,999,548	3,013,239	2,258,752	931,659
Net Realized Gain (Loss) on:
Investments(3)	(7,113,244)	11,144,344	540,532	(667,467)
Written Options	—	(241,508,818)	(3,868,953)	6,583,260
Foreign Currency Transactions	(124,234)	—	—	—
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	(7,237,478)	(230,364,474)	(3,328,421)	5,915,793
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	115,847,219	948,294,199	80,366,528	25,917,681
Written Options	—	(212,770,075)	(15,077,314)	607,832
Foreign Currency Translations	8,328	—	—	—
Net Change in Unrealized Appreciation on Investments, Written Options and Foreign Currency Translations	115,855,547	735,524,124	65,289,214	26,525,513
Net Realized and Unrealized Gain on Investments, Written Options and Foreign Currency Transactions and Translations	108,618,069	505,159,650	61,960,793	32,441,306
Net Increase in Net Assets Resulting from Operations	$126,617,617	$508,172,889	$64,219,545	$33,372,965

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF
Investment Income:
Dividend Income	$106,686	$112,955	$12,057,840	$2,625,497
Interest Income	—	—	60	131
Security Lending Income	—	—	21,720	37,051
Less: Foreign Taxes Withheld	(138)	(20)	—	(288,462)
Total Investment Income	106,548	112,935	12,079,620	2,374,217
Supervision and Administration Fees(1)	97,164	50,636	1,226,468	754,490
Custodian Fees(2)	185	201	1,413	2,247
Broker Fees	—	31	—	—
Total Expenses	97,349	50,868	1,227,881	756,737
Net Investment Income	9,199	62,067	10,851,739	1,617,480
Net Realized Gain (Loss) on:
Investments(3)	209,900	416,983	7,442,457	7,155,092
Written Options	(464,366)	136,373	—	—
Foreign Currency Transactions	—	—	—	2,259
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions	(254,466)	553,356	7,442,457	7,157,351
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,176,460	1,966,805	7,403,025	(671,849)
Written Options	(813,126)	(405,123)	—	—
Foreign Currency Translations	—	—	—	(5,502)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	4,363,334	1,561,682	7,403,025	(677,351)
Net Realized and Unrealized Gain on Investments, Written Options and Foreign Currency Transactions and Translations	4,108,868	2,115,038	14,845,482	6,480,000
Net Increase in Net Assets Resulting from Operations	$4,118,067	$2,177,105	$25,697,221	$8,097,480

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$7,139,358	$95,213	$1,548,124
Interest Income	52	4	5
Security Lending Income	—	—	38,430
Less: Foreign Taxes Withheld	(317)	(12,029)	(2,542)
Total Investment Income	7,139,093	83,188	1,584,017
Supervision and Administration Fees(1)	1,495,289	11,318	535,587
Custodian Fees(2)	216	16	642
Total Expenses	1,495,505	11,334	536,229
Net Investment Income	5,643,588	71,854	1,047,788
Net Realized Gain (Loss) on:
Investments(3)	39,989,880	59,366	16,693,239
Foreign Currency Transactions	—	(107)	—
Net Realized Gain on Investments and Foreign Currency Transactions	39,989,880	59,259	16,693,239
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	128,170,186	724,001	3,201,689
Foreign Currency Translations	—	(203)	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	128,170,186	723,798	3,201,689
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	168,160,066	783,057	19,894,928
Net Increase in Net Assets Resulting from Operations	$173,803,654	$854,911	$20,942,716

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X S&P 500® Tail Risk ETF(1)	Global X S&P 500® Risk Managed Income ETF(1)	Global X S&P 500® Collar 95-110 ETF(1)
Investment Income:
Dividend Income	$6,248	$7,021	$6,105
Less: Foreign Taxes Withheld	(1)	(2)	(2)
Total Investment Income	6,247	7,019	6,103
Supervision and Administration Fees(2)	3,166	3,585	3,085
Custodian Fees(3)	1	27	22
Total Expenses	3,167	3,612	3,107
Net Investment Income	3,080	3,407	2,996
Net Realized Gain (Loss) on:
Investments(4)	(1,146)	(2,952)	(1,366)
Purchased Options	(1,741)	175,045	8,491
Written Options	—	(137,757)	(7,240)
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(2,887)	34,336	(115)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	110,519	189,608	95,231
Purchased Options	(32,709)	(23,753)	(47,091)
Written Options	—	(115,495)	254
Net Change in Unrealized Appreciation on Investments, Purchased Options and Written Options	77,810	50,360	48,394
Net Realized and Unrealized Gain on Investments, Purchased Options and Written Options	74,923	84,696	48,279
Net Increase in Net Assets Resulting from Operations	$78,003	$88,103	$51,275

(1)	The Fund commenced operations on August 25, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2021

	Global X NASDAQ 100® Tail Risk ETF(1)	Global X NASDAQ 100® Risk Managed Income ETF(1)	Global X NASDAQ 100® Collar 95-110 ETF(1)
Investment Income:
Dividend Income	$2,533	$2,871	$2,428
Less: Foreign Taxes Withheld	(3)	(6)	(4)
Total Investment Income	2,530	2,865	2,424
Supervision and Administration Fees(2)	3,155	3,781	2,974
Custodian Fees(3)	—	25	10
Total Expenses	3,155	3,806	2,984
Net Investment Loss	(625)	(941)	(560)
Net Realized Gain (Loss) on:
Investments(4)	207	(2,885)	(1,019)
Purchased Options	(1,993)	144,367	42,396
Written Options	—	(140,585)	(26,537)
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(1,786)	897	14,840
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	103,601	169,255	83,674
Purchased Options	(37,860)	(25,082)	(45,070)
Written Options	—	(150,519)	1,297
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	65,741	(6,346)	39,901
Net Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Written Options	63,955	(5,449)	54,741
Net Increase (Decrease) in Net Assets Resulting from Operations	$63,330	$(6,390)	$54,181

(1)	The Fund commenced operations on August 25, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(1,911,606)	$(419,184)	$5,390,819	$7,436,786
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	103,952,942	2,388,309	274,489,561	(70,959,626)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(71,438,661)	72,141,710	1,628,377,103	380,703,549
Net Increase in Net Assets Resulting from Operations	30,602,675	74,110,835	1,908,257,483	317,180,709
Distributions	—	—	(4,617,167)	(7,964,116)
Capital Share Transactions:
Issued	312,935,286	42,396,781	3,085,540,584	192,232,822
Redeemed	(167,644,538)	(11,797,388)	(482,676,020)	(87,679,225)
Increase in Net Assets from Capital Share Transactions	145,290,748	30,599,393	2,602,864,564	104,553,597
Total Increase in Net Assets	175,893,423	104,710,228	4,506,504,880	413,770,190
Net Assets:
Beginning of Year	225,999,357	121,289,129	868,893,855	455,123,665
End of Year	$401,892,780	$225,999,357	$5,375,398,735	$868,893,855
Share Transactions:
Issued	4,480,000	900,000	45,050,000	5,500,000
Redeemed	(2,270,000)	(350,000)	(6,300,000)	(3,400,000)
Net Increase in Shares Outstanding from Share Transactions	2,210,000	550,000	38,750,000	2,100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X E-commerce ETF		Global X Emerging Markets Internet & E-commerce ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2021(1)
Operations:
Net Investment Income (Loss)	$(220,637)	$236,091	$(27,611)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	20,994,579	5,004,215	(323,485)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(15,365,762)	2,848,383	(1,462,197)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,408,180	8,088,689	(1,813,293)
Distributions	(1,105,636)	(11,908)	—
Capital Share Transactions:
Issued	157,633,184	92,365,190	7,267,793
Redeemed	(55,267,404)	(12,875,911)	(899,296)
Increase in Net Assets from Capital Share Transactions	102,365,780	79,489,279	6,368,497
Total Increase in Net Assets	106,668,324	87,566,060	4,555,204
Net Assets:
Beginning of Year/ Period	91,082,868	3,516,808	—
End of Year/ Period	$197,751,192	$91,082,868	$4,555,204
Share Transactions:
Issued	4,640,000	3,700,000	450,000
Redeemed	(1,700,000)	(500,000)	(70,000)
Net Increase in Shares Outstanding from Share Transactions	2,940,000	3,200,000	380,000
(1)	The Fund commenced operations on November 9, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$61,535,540	$47,853,557	$21,001,659	$16,034,317
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	73,981,878	(332,000,940)	53,431,904	(164,403,700)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	61,523,433	(31,232,599)	114,820,912	(30,409,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	197,040,851	(315,379,982)	189,254,475	(178,778,915)
Distributions	(65,648,210)	(57,676,007)	(31,364,614)	(28,896,892)
Return of Capital	—	(6,836,903)	(3,660,741)	(9,790,983)
Capital Share Transactions:
Issued	177,439,475	103,937,093	143,549,897	126,598,315
Redeemed	(5,271,538)	(29,283,816)	(40,154,269)	(41,906,406)
Increase in Net Assets from Capital Share Transactions	172,167,937	74,653,277	103,395,628	84,691,909
Total Increase (Decrease) in Net Assets	303,560,578	(305,239,615)	257,624,748	(132,774,881)
Net Assets:
Beginning of Year	626,870,894	932,110,509	412,109,568	544,884,449
End of Year	$930,431,472	$626,870,894	$669,734,316	$412,109,568
Share Transactions:
Issued	12,830,000	7,900,000	7,860,000	6,850,000
Redeemed	(400,000)	(2,850,000)	(2,090,000)	(2,700,000)
Net Increase in Shares Outstanding from Share Transactions	12,430,000	5,050,000	5,770,000	4,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X MSCI SuperDividend® Emerging Markets ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$600,163	$420,436	$3,890,630	$937,936
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,264,371	(2,850,672)	1,547,026	(4,240,074)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,338,122	(1,397,681)	(1,736,940)	(1,273,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,202,656	(3,827,917)	3,700,716	(4,575,900)
Distributions	(542,165)	(454,057)	(2,831,439)	(1,074,084)
Return of Capital	—	(119,148)	—	(222,316)
Capital Share Transactions:
Issued	4,890,027	1,244,166	41,819,662	8,390,747
Redeemed	(928,933)	(7,934,045)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	3,961,094	(6,689,879)	41,819,662	8,390,747
Total Increase (Decrease) in Net Assets	6,621,585	(11,091,001)	42,688,939	2,518,447
Net Assets:
Beginning of Year	7,436,116	18,527,117	20,007,225	17,488,778
End of Year	$14,057,701	$7,436,116	$62,696,164	$20,007,225
Share Transactions:
Issued	310,000	100,000	3,470,000	750,000
Redeemed	(60,000)	(600,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	250,000	(500,000)	3,470,000	750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X NASDAQ 100® Covered Call ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$17,999,548	$20,875,910	$3,013,239	$2,834,579
Net Realized Loss on Investments, Written Options and Foreign Currency Transactions(1)	(7,237,478)	(189,607,476)	(230,364,474)	(362,054,221)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	115,855,547	(86,948,832)	735,524,124	350,742,699
Net Increase (Decrease) in Net Assets Resulting from Operations	126,617,617	(255,680,398)	508,172,889	(8,476,943)
Distributions	(19,492,525)	(30,276,922)	(320,053,733)	(2,834,579)
Return of Capital	(9,729,725)	(2,127,168)	—	(117,268,361)
Capital Share Transactions:
Issued	112,985,429	353,909,646	3,548,421,512	751,004,959
Redeemed	(54,071,703)	(118,989,550)	(25,968,248)	(64,819,105)
Increase in Net Assets from Capital Share Transactions	58,913,726	234,920,096	3,522,453,264	686,185,854
Total Increase (Decrease) in Net Assets	156,309,093	(53,164,392)	3,710,572,420	557,605,971
Net Assets:
Beginning of Year	311,625,175	364,789,567	1,325,642,327	768,036,356
End of Year	$467,934,268	$311,625,175	$5,036,214,747	$1,325,642,327
Share Transactions:
Issued	11,980,000	27,700,000	157,690,000	34,200,000
Redeemed	(5,540,000)	(10,300,000)	(1,160,000)	(3,250,000)
Net Increase in Shares Outstanding from Share Transactions	6,440,000	17,400,000	156,530,000	30,950,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X Russell 2000 Covered Call ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,258,752	$1,494,418	$931,659	$82,683
Net Realized Gain (Loss) on Investments and Written Options(1)	(3,328,421)	(8,346,049)	5,915,793	(2,140,737)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	65,289,214	(7,125,377)	26,525,513	1,139,858
Net Increase (Decrease) in Net Assets Resulting from Operations	64,219,545	(13,977,008)	33,372,965	(918,196)
Distributions	(26,627,258)	(1,539,799)	(21,788,088)	(157,338)
Return of Capital	—	(7,321,411)	—	(1,449,526)
Capital Share Transactions:
Issued	535,288,406	59,320,432	521,879,514	16,222,704
Redeemed	(7,017,545)	(65,843,588)	(493,345)	(1,056,273)
Increase (Decrease) in Net Assets from Capital Share Transactions	528,270,861	(6,523,156)	521,386,169	15,166,431
Total Increase (Decrease) in Net Assets	565,863,148	(29,361,374)	532,971,046	12,641,371
Net Assets:
Beginning of Year	103,991,720	133,353,094	21,474,754	8,833,383
End of Year	$669,854,868	$103,991,720	$554,445,800	$21,474,754
Share Transactions:
Issued	11,000,000	1,250,000	20,990,000	750,000
Redeemed	(150,000)	(1,500,000)	(20,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,850,000	(250,000)	20,970,000	700,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
	Year Ended October 31, 2021	Period Ended October 31, 2020(1)	Year Ended October 31, 2021	Period Ended October 31, 2020(1)
Operations:
Net Investment Income (Loss)	$9,199	$(468)	$62,067	$2,911
Net Realized Gain (Loss) on Investments and Written Options(2)	(254,466)	(83,188)	553,356	(52,329)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	4,363,334	(30,947)	1,561,682	(17,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,118,067	(114,603)	2,177,105	(67,319)
Distributions	(919,727)	—	(376,497)	(2,931)
Return of Capital	—	(20,955)	—	(16,682)
Capital Share Transactions:
Issued	37,707,138	6,703,114	33,611,221	3,790,823
Redeemed	(2,801,664)	—	(4,097,596)	—
Increase in Net Assets from Capital Share Transactions	34,905,474	6,703,114	29,513,625	3,790,823
Total Increase in Net Assets	38,103,814	6,567,556	31,314,233	3,703,891
Net Assets:
Beginning of Year/Period	6,567,556	—	3,703,891	—
End of Year/Period	$44,671,370	$6,567,556	$35,018,124	$3,703,891
Share Transactions:
Issued	1,200,000	249,999	1,100,000	149,999
Redeemed	(100,000)	—	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,100,000	249,999	950,000	149,999

(1)	The Fund commenced operations on September 18, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$10,851,739	$10,122,981	$1,617,480	$1,290,726
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	7,442,457	(9,284,388)	7,157,351	1,497,337
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,403,025	(2,761,284)	(677,351)	(96,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,697,221	(1,922,691)	8,097,480	2,691,381
Distributions	(12,037,890)	(10,818,268)	(1,854,987)	(1,352,385)
Return of Capital	—	(549,532)	—	—
Capital Share Transactions:
Issued	44,774,820	24,650,476	127,915,612	43,544,055
Redeemed	(7,496,771)	(28,436,633)	(53,373,821)	(4,895,974)
Increase (Decrease) in Net Assets from Capital Share Transactions	37,278,049	(3,786,157)	74,541,791	38,648,081
Total Increase (Decrease) in Net Assets	50,937,380	(17,076,648)	80,784,284	39,987,077
Net Assets:
Beginning of Year	184,015,344	201,091,992	66,192,010	26,204,933
End of Year	$234,952,724	$184,015,344	$146,976,294	$66,192,010
Share Transactions:
Issued	3,760,000	2,200,000	7,360,000	2,900,000
Redeemed	(630,000)	(2,800,000)	(3,070,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,130,000	(600,000)	4,290,000	2,550,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X S&P Catholic Values Developed ex-U.S. ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Period Ended October 31, 2020(1)
Operations:
Net Investment Income	$5,643,588	$4,980,263	$71,854	$18,647
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	39,989,880	16,852,821	59,259	(2,816)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	128,170,186	13,850,451	723,798	(23,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,803,654	35,683,535	854,911	(7,419)
Distributions	(5,511,704)	(4,642,650)	(59,322)	—
Capital Share Transactions:
Issued	127,314,441	118,264,481	970,818	2,505,028
Redeemed	(80,673,768)	(45,763,409)	—	—
Increase in Net Assets from Capital Share Transactions	46,640,673	72,501,072	970,818	2,505,028
Total Increase in Net Assets	214,932,623	103,541,957	1,766,407	2,497,609
Net Assets:
Beginning of Year/Period	379,052,729	275,510,772	2,497,609	—
End of Year/Period	$593,985,352	$379,052,729	$4,264,016	$2,497,609
Share Transactions:
Issued	2,520,000	3,150,000	30,000	99,999
Redeemed	(1,540,000)	(1,150,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	980,000	2,000,000	30,000	99,999

(1)	The Fund commenced operations on June 22, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Guru® Index ETF		Global X S&P 500® Tail Risk ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$1,047,788	$532,416	$3,080
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options(2)	16,693,239	5,774,378	(2,887)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	3,201,689	(1,127,648)	77,810
Net Increase in Net Assets Resulting from Operations	20,942,716	5,179,146	78,003
Distributions	(1,352,859)	(538,248)	—
Return of Capital	—	(28,732)	—
Capital Share Transactions:
Issued	22,506,630	—	3,526,120
Redeemed	(22,201,951)	(4,784,665)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	304,679	(4,784,665)	3,526,120
Total Increase (Decrease) in Net Assets	19,894,536	(172,499)	3,604,123
Net Assets:
Beginning of Year/Period	55,961,499	56,133,998	—
End of Year/Period	$75,856,035	$55,961,499	$3,604,123
Share Transactions:
Issued	480,000	—	130,000
Redeemed	(470,000)	(150,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,000	(150,000)	130,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
	Period Ended October 31, 2021(1)	Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$3,407	$2,996
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options(2)	34,336	(115)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	50,360	48,394
Net Increase in Net Assets Resulting from Operations	88,103	51,275
Distributions	(51,640)	—
Capital Share Transactions:
Issued	5,865,129	3,257,141
Increase in Net Assets from Capital Share Transactions	5,865,129	3,257,141
Total Increase in Net Assets	5,901,592	3,308,416
Net Assets:
Beginning of Period	—	—
End of Period	$5,901,592	$3,308,416
Share Transactions:
Issued	220,000	120,000
Net Increase in Shares Outstanding from Share Transactions	220,000	120,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF
	Period Ended October 31, 2021(1)	Period Ended October 31, 2021(1)
Operations:
Net Investment Loss	$(625)	$(941)
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options(2)	(1,786)	897
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	65,741	(6,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,330	(6,390)
Return of Capital	—	(52,273)
Capital Share Transactions:
Issued	3,262,936	4,400,103
Increase in Net Assets from Capital Share Transactions	3,262,936	4,400,103
Total Increase in Net Assets	3,326,266	4,341,440
Net Assets:
Beginning of Period	—	—
End of Period	$3,326,266	$4,341,440
Share Transactions:
Issued	130,000	180,000
Net Increase in Shares Outstanding from Share Transactions	130,000	180,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X NASDAQ 100® Collar 95-110 ETF
Period Ended October 31, 2021(1)
Operations:
Net Investment Loss	$(560)
Net Realized Gain on Investments and Purchased Options(2)	14,840
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	39,901
Net Increase in Net Assets Resulting from Operations	54,181
Capital Share Transactions:
Issued	2,782,080
Increase in Net Assets from Capital Share Transactions	2,782,080
Total Increase in Net Assets	2,836,261
Net Assets:
Beginning of Period	—
End of Period	$2,836,261
Share Transactions:
Issued	110,000
Net Increase in Shares Outstanding from Share Transactions	110,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Social Media ETF
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—
2019	29.10	(0.10)	2.92	2.82	—	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—	—
2017	23.53	0.10	9.08	9.18	(0.04)	—	—
Global X Lithium & Battery Tech ETF
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—	—
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	—	—
2017	24.02	0.33	15.31	15.64	(0.52)	—	—
Global X E-commerce ETF
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—	—
Global X Emerging Markets Internet & E-commerce ETF
2021(2)	14.79	(0.07)	(2.73)	(2.80)	—	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	61.26	17.94	401,893	0.65		(0.48)	30.89
—	51.95	62.75	225,999	0.65		(0.28)	19.23
—	31.92	9.69	121,289	0.65		(0.33)	16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)	21.36
(0.04)	32.67	39.09	164,998	0.65		0.35	41.40

(0.12)	91.07	112.89	5,375,399	0.75		0.17	39.09
(0.44)	42.86	73.82	868,894	0.75		1.30	65.14
(0.90)	25.04	(14.61)	455,124	0.75		1.75	35.28
(1.26)	30.32	(20.01)	739,153	0.75		0.96	16.48
(0.52)	39.14	66.46	950,071	0.75		1.02	68.13

(0.26)	31.19	17.39	197,751	0.50		(0.11)	14.64
(0.03)	26.79	52.67	91,083	0.50		0.75	42.01
—	17.58	17.20	3,517	0.68	†	(0.32)†	23.50

—	11.99	(18.93)	4,555	0.65	†	(0.49)†	23.61

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on November 9, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® ETF
2021	10.61	0.94	2.46	3.40	(1.00)	—	—
2020	17.25	0.86	(6.34)	(5.48)	(1.04)	—	(0.12)
2019	19.06	1.24	(1.47)	(0.23)	(1.38)	—	(0.20)
2018	21.51	1.35	(2.26)	(0.91)	(1.43)	—	(0.11)
2017	20.43	1.08	1.45	2.53	(1.22)	—	(0.23)
Global X SuperDividend® U.S. ETF
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12	(0.56)	0.56	(1.49)	—	(0.26)
2018	25.18	1.07	(0.17)	0.90	(1.35)	—	(0.20)
2017	24.00	0.79	1.94	2.73	(0.96)	—	(0.59)
Global X MSCI SuperDividend® EAFE ETF
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82	0.36	1.18	(1.03)	—	—
2018	18.13	1.12	(2.04)	(0.92)	(1.10)	(0.15)	—
2017(1)	14.87	0.81	3.04	3.85	(0.59)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.00)	13.01	32.21	930,431	0.58		6.98		82.37
(1.16)	10.61	(32.80)	626,871	0.59		6.62		124.55
(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(1.45)	21.51	12.69	992,893	0.58		5.07		67.38

(1.10)	20.13	42.53	669,734	0.45		3.41		60.53
(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(1.55)	25.18	11.64	425,579	0.45		3.15		53.01

(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2021	9.53	1.02	1.45	2.47	(0.74)	—	—
2020	12.95	0.55	(3.17)	(2.62)	(0.66)	—	(0.14)
2019	12.91	0.87	0.05	0.92	(0.88)	—	—
2018	15.94	0.90	(3.02)	(2.12)	(0.91)	—	—
2017	14.96	0.83	0.91	1.74	(0.76)	—	—
Global X SuperDividend® REIT ETF
2021	7.56	0.38	2.50	2.88	(0.41)	—	(0.21)
2020	15.33	0.56	(7.41)	(6.85)	(0.86)	—	(0.06)
2019	14.62	0.99	0.91	1.90	(1.19)	—	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—	—
2017	14.60	0.86	0.96	1.82	(1.13)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.74)	11.26	25.83	62,696	0.72	8.59	102.27
(0.80)	9.53	(21.01)	20,007	0.67	5.04	93.04
(0.88)	12.95	7.14	17,489	0.66	6.51	66.65
(0.91)	12.91	(14.10)	12,260	0.67	5.89	79.52
(0.76)	15.94	11.95	12,748	0.66	5.25	122.32

(0.62)	9.82	38.84	467,934	0.58	3.99	59.44
(0.92)	7.56	(45.94)	311,625	0.58	5.74	106.23
(1.19)	15.33	13.68	364,790	0.59	6.71	34.16
(1.31)	14.62	4.30	118,408	0.59	6.15	41.61
(1.13)	15.29	13.00	51,986	0.58	5.74	54.96

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100® Covered Call ETF
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)	(1.65)
2017	22.06	0.12	3.93	4.05	(1.81)	—	—
Global X S&P 500® Covered Call ETF (6)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)	(2.60)
2017(4)	47.62	0.34	2.67	3.01	(0.53)	—	—
2017(5)	43.11	0.66	5.39	6.05	(1.54)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99
(2.45)	20.65	0.21	1,325,642	0.67	(1)	0.27		27.87
(2.36)	23.10	9.39	768,036	0.85	(1)	0.26		11.82
(2.63)	23.45	7.44	395,202	0.68	(2)	0.30		15.00
(1.81)	24.30	19.04	157,980	0.60		0.53		4.00

(4.61)	50.37	30.67	669,855	0.60		0.80		4.84
(3.33)	42.45	(7.42)	103,992	0.71	(3)	1.22		7.29
(3.03)	49.39	8.40	133,353	0.87	(3)	1.16		3.92
(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.

(2)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(3)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.

(4)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(5)	For the year or period ended April 30.
(6)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 Covered Call ETF
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(3)	25.00	0.09	1.37	1.46	(1.22)	—	—
Global X Nasdaq 100® Covered Call & Growth ETF
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(4)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(4)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(2.90)	25.18	38.82	554,446	0.50	(1)(2)	0.53		8.94
(2.40)	20.45	(9.18)	21,475	0.56	(1)(2)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(1)(2)	0.68	†	5.82

(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% 0.60%, and 0.60% for the year ended October 31, 2021, October 31, 2020 and period ended October 31, 2019, respectively.

(2)
The ratio of Expenses to Average Net Assets includes the effect of a waiver.  If these offsets were excluded, the ratio would have been 0.60%, 0.68% and 0.97% for the year ended October 31, 2021, year ended October 31, 2020 and period ended October 31, 2019, respectively.

(3)	The Fund commenced operations on April 17, 2019.
(4)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperIncome™ Preferred ETF
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	—	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	—	(0.04)
Global X Renewable Energy Producers ETF
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—
2019	11.52	0.13	2.61	2.74	(0.47)	—	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	—	(0.08)
2017	11.16	0.28	1.59	1.87	(0.50)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.68)	11.94	13.71	234,953	0.58	5.13	98.47
(0.68)	11.12	0.81	184,015	0.58	5.47	67.65
(0.74)	11.73	8.87	201,092	0.58	5.72	55.98
(0.85)	11.49	(0.87)	186,154	0.58	6.48	105.48
(0.89)	12.44	1.31	236,331	0.58	6.39	45.12

(0.33)	16.82	15.37	146,976	0.65	1.39	55.97
(0.46)	14.87	11.39	66,192	0.65	2.89	29.27
(0.47)	13.79	24.34	26,205	0.65	1.01	87.06
(0.58)	11.52	(3.50)	15,556	0.65	3.07	33.50
(0.50)	12.53	17.30	20,046	0.65	2.37	25.99

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)	—
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)	—
2017	25.74	0.48	5.74	6.22	(0.13)	***	—
Global X S&P Catholic Values Developed ex-U.S. ETF
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X Guru® Index ETF
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	—	(0.04)
2018	28.70	0.11	1.44	1.55	(0.16)	—	—
2017	23.14	0.14	5.47	5.61	(0.05)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29@		1.72		4.33
(0.13)	31.83	24.27	114,581	0.29@		1.64		6.09

(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
(0.05)	28.70	24.30	55,956	0.75		0.54		94.71

@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.39%, for the Global X S&P 500® Catholic Values ETF.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Risk Managed Income ETF
2021(1)	26.77	0.03	0.39	0.42	(0.36)	—	—
Global X S&P 500® Collar 95-110 ETF
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2021(1)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Risk Managed Income ETF
2021(1)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)
Global X NASDAQ 100® Collar 95-110 ETF
2021(1)	25.27	(0.01)	0.52	0.51	—	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2021

1. ORGANIZATION
Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2021, the Trust had ninety-seven portfolios, eighty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X E-commerce ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X Guru® Index ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF and Global X NASDAQ 100® Collar 95-110 ETF (each a “Fund”, collectively, the “Funds”).
Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S.  ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI  SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X  SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status.
The Global X Emerging Markets Internet & E-commerce ETF commenced operations on November 9, 2020.
Effective February 2, 2021, the Global X YieldCo & Renewable Energy Income ETF was renamed the Global X Renewable Energy Producers ETF, and its underlying index was changed to the Indxx Renewable Energy Producers Index.
The Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF, and Global X NASDAQ 100® Collar 95-110 ETF commenced operations on August 25, 2021.

Notes to Financial Statements (continued)
October 31, 2021

1. ORGANIZATION (continued)
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2021, Global X S&P Catholic Values Developed ex-U.S. ETF had fair valued securities valued at $14,710. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of October 31, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Social Media ETF
BNP Paribas	$334,499	$334,499	$	−	$	−
Global X Lithium & Battery Tech ETF
BNP Paribas	49,400,348	49,400,348		−		−
Global X E-commerce ETF
BNP Paribas	1,384,981	1,384,981		−		−
Global X SuperDividend® ETF
BNP Paribas	16,543,844	16,543,844		−		−

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X SuperDividend® U.S. ETF
BNP Paribas	$3,131,165	$3,131,165	$	−	$	−
Global X SuperDividend® REIT ETF
BNP Paribas	1,344,045	1,344,045		−		−
Global X SuperIncome™ Preferred ETF
BNP Paribas	33,091	33,091		−		−
Global X Renewable Energy Producers ETF
BNP Paribas	1,691,227	1,691,227		−		−
Global X Guru® Index ETF
BNP Paribas	434,594	434,594		−		−

*	Repurchase agreements with an overstated and continous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

Notes to Financial Statements (continued)
October 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2021	Redemption Fee
Global X Social Media ETF	10,000	$300	$612,600	$300
Global X Lithium & Battery Tech ETF	10,000	1,000	910,700	1,000
Global X E-commerce ETF	10,000	500	311,900	500
Global X Emerging Markets Internet & E-commerce ETF	10,000	800	119,900	800
Global X SuperDividend® ETF	10,000	2,000	130,100	2,000
Global X SuperDividend® U.S. ETF	10,000	150	201,300	150
Global X MSCI SuperDividend® EAFE ETF	10,000	1,000	156,200	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	3,000	112,600	3,000
Global X SuperDividend® REIT ETF	10,000	250	98,200	250
Global X NASDAQ 100® Covered Call ETF	10,000	500	228,200	500
Global X S&P 500® Covered Call ETF	10,000	2,000	503,700	2,000
Global X Russell 2000 Covered Call ETF	10,000	250	251,800	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	500	330,900	500
Global X S&P 500® Covered Call & Growth ETF	10,000	2,000	318,300	2,000
Global X SuperIncome™ Preferred ETF	10,000	300	119,400	300
Global X Renewable Energy Producers ETF	10,000	500	168,200	500
Global X S&P 500® Catholic Values ETF	10,000	1,300	572,200	1,300
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	8,900	328,000	8,900
Global X Guru® Index ETF	10,000	250	502,400	250
Global X S&P 500® Tail Risk ETF	10,000	2,000	277,200	2,000
Global X S&P 500® Risk Managed Income ETF	10,000	2,000	268,300	2,000
Global X S&P 500® Collar 95-110 ETF	10,000	2,000	275,700	2,000
Global X NASDAQ 100® Tail Risk ETF	10,000	500	255,900	500
Global X NASDAQ 100® Risk Managed Income ETF	10,000	500	241,200	500
Global X NASDAQ 100® Collar 95-110 ETF	10,000	500	257,800	500

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee  structure.  For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Social Media ETF	0.65%
Global X Lithium & Battery Tech ETF	0.75%
Global X E-commerce ETF	0.50%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF*	0.60%
Global X Russell 2000 Covered Call ETF**	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.60%
Global X S&P 500® Covered Call & Growth ETF	0.60%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF***	0.29%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.35%
Global X Guru® Index ETF	0.75%
Global X S&P 500® Tail Risk ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X S&P 500® Collar 95-110 ETF	0.60%
Global X NASDAQ 100® Tail Risk ETF	0.60%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X NASDAQ 100® Collar 95-110 ETF	0.60%

*Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022.
**Pursuant to an expense limitation agreement in existence between the Global X Russell 2000 Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective March 1, 2021, until at least March 1, 2022.

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
***Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)  (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment.  As of October 31, 2021, the amounts of waivers/reimbursements subject to recoupment for the Fund were $0 expiring in 2022, $43,032 expiring 2021 and $88,406 expiring 2020. As of October 31, 2021 there had been no recoupment of previously waived and reimbursed fees.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Notes to Financial Statements (continued)
October 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:
	Purchases	Sales and Maturities
Global X Social Media ETF	$175,783,743	$121,973,730
Global X Lithium & Battery Tech ETF	2,939,975,344	1,259,517,064
Global X E-commerce ETF	29,487,362	27,784,454
Global X Emerging Markets Internet & E-commerce ETF	2,942,566	1,369,993
Global X SuperDividend® ETF	768,369,749	710,925,893
Global X SuperDividend® U.S. ETF	364,952,263	380,577,684
Global X MSCI SuperDividend® EAFE ETF	10,658,428	10,216,566
Global X MSCI SuperDividend® Emerging Markets ETF	76,455,969	45,869,773
Global X SuperDividend® REIT ETF	262,385,748	265,740,470
Global X NASDAQ 100® Covered Call ETF	581,580,281	1,173,008,400
Global X S&P 500® Covered Call ETF	14,235,728	49,167,751
Global X Russell 2000 Covered Call ETF	16,814,367	33,707,588
Global X Nasdaq 100® Covered Call & Growth ETF	1,908,379	3,511,435
Global X S&P 500® Covered Call & Growth ETF	1,227,237	1,125,942
Global X SuperIncome™ Preferred ETF	207,080,081	207,690,565
Global X Renewable Energy Producers ETF	83,688,527	64,066,847
Global X S&P 500® Catholic Values ETF	44,014,147	42,247,397
Global X S&P Catholic Values Developed ex-U.S. ETF	598,157	547,221
Global X Guru® Index ETF	85,972,386	85,730,878
Global X S&P 500® Tail Risk ETF	184,271	220,400
Global X S&P 500® Risk Managed Income ETF	269,282	280,524
Global X S&P 500® Collar 95-110 ETF	184,112	239,294
Global X NASDAQ 100® Tail Risk ETF	50,970	95,612
Global X NASDAQ 100® Risk Managed Income ETF	73,308	186,338
Global X NASDAQ 100® Collar 95-110 ETF	56,278	120,057

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2021, there were no purchases and sales of long-term U.S. Government securities.
For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$249,814,697	$161,825,652	$104,250,876
Global X Lithium & Battery Tech ETF	1,301,530,281	366,384,618	234,758,649
Global X E-commerce ETF	154,359,054	55,200,159	21,442,562
Global X Emerging Markets Internet & E-commerce ETF	5,524,406	757,687	(121,392)
Global X SuperDividend® ETF	116,148,336	4,825,925	1,306,373
Global X SuperDividend® U.S. ETF	141,063,730	33,098,332	5,304,331
Global X MSCI SuperDividend® EAFE ETF	4,473,039	929,987	89,950
Global X MSCI SuperDividend® Emerging Markets ETF	12,009,994	–	–
Global X SuperDividend® REIT ETF	109,800,947	53,971,417	11,010,490
Global X NASDAQ 100® Covered Call ETF	3,619,325,170	26,690,549	15,759,156
Global X S&P 500® Covered Call ETF	548,443,411	7,302,890	2,537,496
Global X Russell 2000 Covered Call ETF	533,979,476	501,604	234,461
Global X Nasdaq 100® Covered Call & Growth ETF	38,168,292	2,820,576	245,511
Global X S&P 500® Covered Call & Growth ETF	33,475,572	4,125,677	427,939
Global X SuperIncome™ Preferred ETF	44,678,336	7,476,659	831,987
Global X Renewable Energy Producers ETF	103,945,368	48,932,053	11,012,881
Global X S&P 500® Catholic Values ETF	124,592,947	80,395,996	39,980,846
Global X S&P Catholic Values Developed ex-U.S. ETF	930,692	–	–
Global X Guru® Index ETF	22,438,467	22,168,067	6,600,357
Global X S&P 500® Tail Risk ETF	3,506,784	–	–
Global X S&P 500® Risk Managed Income ETF	5,908,307	–	–
Global X S&P 500® Collar 95-110 ETF	3,242,149	–	–
Global X NASDAQ 100® Tail Risk ETF	3,252,445	–	–
Global X NASDAQ 100® Risk Managed Income ETF	4,512,650	–	–
Global X NASDAQ 100® Collar 95-110 ETF	2,796,085	–	–

For the year or period ended October 31, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$33,340,357	$10,559,714	$1,966,522
Global X Lithium & Battery Tech ETF	104,208,945	62,679,799	3,955,066
Global X E-commerce ETF	92,096,000	12,844,433	4,549,847
Global X Emerging Markets Internet & E-commerce ETF	–	–	–
Global X SuperDividend® ETF	90,730,215	27,787,216	(9,224,904)
Global X SuperDividend® U.S. ETF	126,117,688	34,059,155	2,165,771
Global X MSCI SuperDividend® EAFE ETF	1,217,335	7,923,306	(707,578)
Global X MSCI SuperDividend® Emerging Markets ETF	3,714,194	–	–

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
2020	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® REIT ETF	353,613,219	118,682,903	19,269,208
Global X NASDAQ 100® Covered Call ETF	778,575,756	66,199,151	29,752,498
Global X S&P 500® Covered Call ETF	60,812,072	66,922,435	17,587,784
Global X Russell 2000 Covered Call ETF	16,843,643	1,088,385	335,463
Global X Nasdaq 100® Covered Call & Growth ETF	6,753,905	–	–
Global X S&P 500® Covered Call & Growth ETF	3,799,913	–	–
Global X SuperIncome™ Preferred ETF	24,579,689	28,420,360	(2,327,435)
Global X YieldCo & Renewable Energy Income ETF	35,307,456	5,003,213	1,265,475
Global X S&P 500® Catholic Values ETF	117,889,845	45,730,969	17,772,932
Global X S&P Catholic Values Developed ex-U.S. ETF	2,501,921	–	–
Global X Guru® Index ETF	–	4,796,655	428,411

To the extent consistent with their investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

Notes to Financial Statements (continued)
October 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
The Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF,  Global X S&P 500® Collar 95-110 ETF, Global X Nasdaq 100® Tail Risk ETF, Global X Nasdaq 100® Risk Managed Income ETF, and Global X Nasdaq 100® Collar 95-110 ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.
For the year ended October 31, 2021, all options were considered Equity Risk.
When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.
For the year ended October 31, 2021, the monthly average cost of the written and purchased options contracts held by the Funds were as follows:
	Short Avg	Short End	Long Avg	Long End
Global X NASDAQ 100® Covered Call ETF	$(61,763,182)	$(89,664,262)	$–	$–
Global X S&P 500® Covered Call ETF	(4,780,016)	(9,674,024)	–	–
Global X Russell 2000 Covered Call ETF	(4,779,094)	(10,800,917)	–	–
Global X Nasdaq 100® Covered Call & Growth ETF	(175,545)	(400,793)	–	–
Global X S&P 500® Covered Call & Growth ETF	(75,654)	(239,180)	–	–
Global X S&P 500® Tail Risk ETF	–	–	26,964	43,527
Global X S&P 500® Risk Managed Income ETF	(62,186)	(90,624)	20,140	35,039
Global X S&P 500® Collar 95-110 ETF	(3,238)	(2,774)	41,897	66,297
Global X NASDAQ 100® Tail Risk ETF	–	–	35,577	52,310
Global X NASDAQ 100® Risk Managed Income ETF	(71,245)	(88,602)	22,413	31,242
Global X NASDAQ 100® Collar 95-110 ETF	(9,948)	(6,457)	46,257	67,630

Notes to Financial Statements (continued)
October 31, 2021

5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2021. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2021.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2021:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Social Media ETF	$103,267,695	$(103,267,695)
Global X Lithium & Battery Tech ETF	226,308,417	(226,308,417)
Global X E-commerce ETF	21,414,459	(21,414,459)
Global X Emerging Markets Internet & E-commerce ETF	(124,587)	124,587
Global X SuperDividend® ETF	(2,301,566)	2,301,566
Global X SuperDividend® U.S. ETF	44,856	(44,856)
Global X MSCI SuperDividend® EAFE ETF	84,607	(84,607)
Global X SuperDividend® REIT ETF	19,051,553	(19,051,553)
Global X NASDAQ 100® Covered Call ETF	15,759,156	(15,759,156)
Global X S&P 500® Covered Call ETF	2,493,316	(2,493,316)
Global X Russell 2000 Covered Call ETF	234,461	(234,461)
Global X Nasdaq 100® Covered Call & Growth ETF	245,511	(245,511)
Global X S&P 500® Covered Call & Growth ETF	427,954	(427,954)
Global X SuperIncome™ Preferred ETF	209,386	(209,386)
Global X Renewable Energy Producers ETF	10,238,793	(10,238,793)
Global X S&P 500® Catholic Values ETF	39,718,259	(39,718,259)
Global X Guru® Index ETF	6,333,266	(6,333,266)

Notes to Financial Statements (continued)
October 31, 2021

The tax character of dividends and distributions declared during the years or periods ended October 31, 2021 and October 31, 2020 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2021	$–	$–	$–	$–
2020	–	–	–	–
Global X Lithium & Battery Tech ETF
2021	$4,617,167	$–	$–	$4,617,167
2020	7,964,116	–	–	7,964,116
Global X E-commerce ETF
2021	$1,105,636	$–	$–	$1,105,636
2020	11,908	–	–	11,908
Global X Emerging Markets Internet & E-commerce ETF
2021	$–	$–	$–	$–
Global X SuperDividend® ETF
2021	$65,648,210	$–	$–	$65,648,210
2020	57,676,007	–	6,836,903	64,512,910
Global X SuperDividend® U.S. ETF
2021	$31,364,614	$–	$3,660,741	$35,025,355
2020	28,896,892	–	9,790,983	38,687,875
Global X MSCI SuperDividend® EAFE ETF
2021	$542,165	$–	$–	$542,165
2020	454,057	–	119,148	573,205
Global X MSCI SuperDividend® Emerging Markets ETF
2021	$2,831,439	$–	$–	$2,831,439
2020	1,074,084	–	222,316	1,296,400
Global X SuperDividend® REIT ETF
2021	$21,690,155	$–	$9,729,725	$31,419,880
2020	17,057,314	482,944	2,127,168	19,667,426
Global X NASDAQ 100® Covered Call ETF
2021	$320,053,733	$–	$–	$320,053,733
2020	2,834,579	–	117,268,361	120,102,940
Global X S&P 500® Covered Call ETF
2021	$26,627,258	$–	$–	$26,627,258
2020	1,539,799	–	7,321,411	8,861,210
Global X Russell 2000 Covered Call ETF
2021	$21,788,088	$–	$–	$21,788,088
2020	82,683	74,655	1,449,526	1,606,864
Global X Nasdaq 100® Covered Call & Growth ETF
2021	$919,727	$–	$–	$919,727
2020	–	–	20,955	20,955
Global X S&P 500® Covered Call & Growth ETF
2021	$376,497	$–	$–	$376,497
2020	2,931	–	16,682	19,613
Global X SuperIncome™ Preferred ETF
2021	$12,037,890	$–	$–	$12,037,890
2020	10,818,268	–	549,532	11,367,800

Notes to Financial Statements (continued)
October 31, 2021

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Renewable Energy Producers ETF
2021	$1,677,449	$177,538	$–	$1,854,987
2020	1,352,385	–	–	1,352,385
Global X S&P 500® Catholic Values ETF
2021	$5,511,704	$–	$–	$5,511,704
2020	4,513,893	128,757	–	4,642,650
Global X S&P Catholic Values Developed ex-U.S. ETF
2021	$59,322	$–	$–	$59,322
2020	–	–	–	–
Global X Guru® Index ETF
2021	$1,352,859	$–	$–	$1,352,859
2020	538,248	–	28,732	566,980
Global X S&P 500® Tail Risk ETF
2021	$–	$–	$–	$–
Global X S&P 500® Risk Managed Income ETF
2021	$51,640	$–	$–	$51,640
Global X S&P 500® Collar 95-110 ETF
2021	$–	$–	$–	$–
Global X NASDAQ 100® Tail Risk ETF
2021	$–	$–	$–	$–
Global X NASDAQ 100® Risk Managed Income ETF
2021	$–	$–	$52,273	$52,273
Global X NASDAQ 100® Collar 95-110 ETF
2021	$–	$–	$–	$–

	Global X Funds
	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E-commerce ETF	Global X Emerging Markets Internet & E-commerce ETF
Undistributed Ordinary Income	$–	$9,202,844	$–	$–
Undistributed Long-Term Capital Gain	–	–	613,980	–
Capital Loss Carryforwards	(28,132,536)	(63,831,937)	–	(198,274)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,417,828)	1,737,482,168	(14,138,587)	(1,464,448)
Late Year Loss Deferral	(1,697,484)	–	(138,055)	(25,979)
Other Temporary Differences	1	(7)	(1)	(5)
Total Distributable Earnings (Accumulated Losses)	$(31,247,847)	$1,682,853,068	$(13,662,663)	$(1,688,706)

Notes to Financial Statements (continued)
October 31, 2021

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Undistributed Ordinary Income	$9,620,906	$–	$113,120	$1,051,269
Capital Loss Carryforwards	(539,182,806)	(185,337,870)	(1,391,460)	(6,225,122)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,921,184)	90,841,482	364,649	(3,219,585)
Other Temporary Differences	(18)	6	(3)	(2)
Total Accumulated Losses	$(544,483,102)	$(94,496,382)	$(913,694)	$(8,393,440)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Undistributed Ordinary Income	$–	$131,295,980	$2,004,805	$9,982,417
Capital Loss Carryforwards	(200,308,013)	–	–	–
Unrealized Depreciation on Investments and Foreign Currency	(28,695,167)	–	–	–
Other Temporary Differences	(2,376,001)	7	5,381	6
Total Distributable Earnings (Accumulated Losses)	$(231,379,181)	$131,295,987	$2,010,186	$9,982,423

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

	Global X Funds
	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF
Undistributed Ordinary Income	$2,838,227	$1,299,834	$457,430	$465,503
Undistributed Long-Term Capital Gain	–	2,570	–	–
Capital Loss Carryforwards	–	–	(58,846,382)	(2,081,509)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	–	5,619,780	(511,888)
Other Temporary Differences	(1)	–	3	5
Total Distributable Earnings (Accumulated Losses)	$2,838,226	$1,302,404	$(52,769,169)	$(2,127,889)

Notes to Financial Statements (continued)
October 31, 2021

	Global X Funds
	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$2,153,515	$87,737	$4,425
Undistributed Long-Term Capital Gain	863,038	15,110	–
Capital Loss Carryforwards	–	–	(5,779,354)
Unrealized Appreciation on Investments and Foreign Currency	175,044,230	685,321	6,895,905
Other Temporary Differences	4	2	(559)
Total Distributable Earnings	$178,060,787	$788,170	$1,120,417

	Global X Funds
	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
Undistributed Ordinary Income	$73,485	$36,462	$50,940
Undistributed Long-Term Capital Gain	4,518	–	334
Other Temporary Differences	–	1	1
Total Distributable Earnings	$78,003	$36,463	$51,275

	Global X Funds
	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Undistributed Ordinary Income	$63,330	$–	$51,836
Undistributed Long-Term Capital Gain	–	–	2,343
Capital Loss Carryforwards	–	(5,450)	–
Late Year Loss Deferral	–	(940)	–
Other Temporary Differences	–	–	2
Total Distributable Earnings (Accumulated Losses)	$63,330	$(6,390)	$54,181

Notes to Financial Statements (continued)
October 31, 2021

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total *
Global X Social Media ETF	$10,937,731	$17,194,805	$28,132,536
Global X Lithium & Battery Tech ETF	–	63,831,937	63,831,937
Global X Emerging Markets Internet & E-commerce ETF	198,274	–	198,274
Global X SuperDividend® ETF	196,838,358	342,344,448	539,182,806
Global X SuperDividend® U.S. ETF	135,731,524	49,606,346	185,337,870
Global X MSCI SuperDividend® EAFE ETF	–	1,391,460	1,391,460
Global X MSCI SuperDividend® Emerging Markets ETF	3,110,894	3,114,228	6,225,122
Global X SuperDividend® REIT ETF	157,576,754	42,731,259	200,308,013
Global X SuperIncome™ Preferred ETF	14,218,863	44,627,519	58,846,382
Global X Renewable Energy Producers ETF	405,177	1,676,332	2,081,509
Global X Guru® Index ETF	5,779,354	–	5,779,354
Global X NASDAQ 100® Risk Managed Income ETF	2,180	3,270	5,450

During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$–	$3,339,255	$3,339,255
Global X Lithium & Battery Tech ETF	26,035,129	64,776,767	90,811,896
Global X SuperDividend® ETF	48,915,810	14,853,324	63,769,134
Global X SuperDividend® U.S. ETF	32,460,722	2,349,841	34,810,563
Global X MSCI SuperDividend® EAFE ETF	817,164	352,232	1,169,396
Global X MSCI SuperDividend® Emerging Markets ETF	1,160,861	414,784	1,575,645
Global X NASDAQ 100® Covered Call ETF	16,425,608	24,638,412	41,064,020
Global X S&P 500® Covered Call ETF	13,227,988	19,848,520	33,076,508
Global X Russell 2000 Covered Call ETF	566,196	801,805	1,368,001
Global X Nasdaq 100® Covered Call & Growth ETF	45,654	68,481	114,135
Global X S&P 500® Covered Call & Growth ETF	28,095	42,122	70,217
Global X SuperIncome™ Preferred ETF	4,008,352	1,656,031	5,664,383
Global X S&P 500® Catholic Values ETF	–	205,691	205,691
Global X S&P Catholic Values Developed ex-U.S. ETF	3,244	–	3,244
Global X Guru® Index ETF	10,813,764	–	10,813,764

Notes to Financial Statements (continued)
October 31, 2021

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2021 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Social Media ETF	$403,236,358	$59,515,933	$(60,933,761)	$(1,417,828)
Global X Lithium & Battery Tech ETF	3,763,667,252	1,824,408,401	(86,926,233)	1,737,482,168
Global X E-commerce ETF	214,687,755	17,658,390	(31,796,977)	(14,138,587)
Global X Emerging Markets Internet & E-commerce ETF	6,020,771	153,980	(1,618,428)	(1,464,448)
Global X SuperDividend® ETF	979,438,907	97,933,841	(112,855,025)	(14,921,184)
Global X SuperDividend® U.S. ETF	583,780,223	113,244,676	(22,403,194)	90,841,482
Global X MSCI SuperDividend® EAFE ETF	13,666,873	970,170	(605,521)	364,649
Global X MSCI SuperDividend® Emerging Markets ETF	65,722,677	5,723,136	(8,942,721)	(3,219,585)
Global X SuperDividend® REIT ETF	440,254,438	57,280,492	(28,674,228)	28,606,264
Global X NASDAQ 100® Covered Call ETF	5,029,904,390	1,387,774,323	(1,387,774,323)	–
Global X S&P 500® Covered Call ETF	668,825,732	95,544,866	(95,544,866)	–
Global X Russell 2000 Covered Call ETF	553,808,039	16,924,857	(16,924,857)	–
Global X Nasdaq 100® Covered Call & Growth ETF	44,572,709	5,726,257	(5,726,257)	–
Global X S&P 500® Covered Call & Growth ETF	34,937,637	2,464,415	(2,464,415)	–
Global X SuperIncome™ Preferred ETF	228,768,765	9,717,093	(4,097,313)	5,619,780
Global X Renewable Energy Producers ETF	151,134,713	15,388,015	(15,899,903)	(511,888)
Global X S&P 500® Catholic Values ETF	417,379,529	185,753,345	(10,709,115)	175,044,230
Global X S&P Catholic Values Developed ex-U.S. ETF	3,566,785	758,022	(72,701)	685,321
Global X Guru® Index ETF	69,807,087	11,362,145	(4,466,240)	6,895,905
Global X S&P 500® Tail Risk ETF	3,590,717	180,742	(180,742)	–
Global X S&P 500® Risk Managed Income ETF	5,888,759	269,104	(269,104)	–
Global X S&P 500® Collar 95-110 ETF	3,297,388	165,200	(165,200)	–
Global X NASDAQ 100® Tail Risk ETF	3,326,062	198,762	(198,762)	–
Global X NASDAQ 100® Risk Managed Income ETF	4,333,029	279,822	(279,822)	–
Global X NASDAQ 100® Collar 95-110 ETF	2,832,361	171,815	(171,815)	–

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
Except for the Global X Russell 2000® Covered Call, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics.  Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust

Notes to Financial Statements (continued)
October 31, 2021

6. CONCENTRATION OF RISKS (continued)
these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Social Media ETF
Morgan Stanley	$706,578	$749,890
SG Americas Securities LLC	140	153
Total	$706,718	$750,043

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Lithium & Battery Tech ETF
Barclays Capital	$5,250,576	$5,626,931
BofA Securities, Inc.	6,663,546	7,068,231
Citigroup	6,356,640	6,813,261
Goldman Sachs & Co.	27,489,029	29,414,018
JPMorgan	31,511,813	32,174,649
Morgan Stanley	19,014,575	20,338,441
UBS Securities LLC	8,806,644	9,324,394
Total	$105,092,823	$110,759,925
Global X E-commerce ETF
Barclays Capital	$61,920	$64,500
BofA Securities, Inc.	753,676	773,532
Citigroup	38,160	38,160	(1)
Credit Suisse	862,703	901,222
Goldman Sachs & Co.	532,835	556,014
UBS Securities LLC	482,160	535,536
Wells Fargo	227,830	236,564
Total	$2,959,284	$3,105,528
Global X SuperDividend® ETF
BofA Securities, Inc.	$6,327,181	$6,701,652
Citigroup	2,822,967	2,970,000
Goldman Sachs & Co.	14,234,108	17,535,051
JPMorgan	4,294,032	4,546,478
Morgan Stanley	4,077,485	4,291,116
Scotia Capital	140,030	150,800
UBS Securities LLC	851,595	900,984
Total	$32,747,398	$37,096,081
Global X SuperDividend® U.S. ETF
BNP Paribas Securities Corp	$213,225	$216,000	(1)
BofA Securities, Inc.	6,182,217	6,306,166
Citigroup	255,870	259,200	(1)
National Financial Services	150,679	152,640	(1)
UBS Securities LLC	85,290	86,970
Total	$6,887,281	$7,020,976
Global X SuperDividend® REIT ETF
Scotia Capital	$2,827,310	$3,013,738
Global X SuperIncome™ Preferred ETF
JPMorgan	$72,884	$74,200

Notes to Financial Statements (continued)
October 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Renewable Energy Producers ETF
Barclays Capital	$166,530	$168,000
BNP Paribas Securities Corp	341,256	328,040	(1)
BofA Securities, Inc.	2,696,428	2,855,960
UBS Securities LLC	419,468	440,220
Total	$3,623,682	$3,792,220
Global X Guru® Index ETF
BMO Capital Markets	$222,840	$221,040	(1)
JPMorgan	2,724	2,706	(1)
Morgan Stanley	656,140	650,840	(1)
National Financial Services	97,380	99,900
Total	$979,084	$974,486

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Notes to Financial Statements (concluded)
October 31, 2021

10. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”).  The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”).  Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-five of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X SuperDividend® ETF (1)	Global X S&P 500® Covered Call ETF (2)
Global X SuperDividend® U.S. ETF (1)	Global X NASDAQ 100® Covered Call ETF (2)
Global X Guru® Index ETF (1)	Global X S&P Catholic Values Developed ex-U.S. ETF (3)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X S&P 500® Covered Call & Growth ETF (4)
Global X SuperDividend® REIT ETF (1)	Global X Nasdaq 100® Covered Call & Growth ETF (4)
Global X SuperIncome™ Preferred ETF (1)	Global X Emerging Markets Internet & E-commerce ETF (5)
Global X Social Media ETF (1)	Global X Nasdaq 100® Tail Risk ETF (6)
Global X Renewable Energy Producers ETF (1)	Global X Nasdaq 100® Risk Managed Income ETF (6)
Global X Lithium & Battery Tech ETF (1)	Global X Nasdaq 100® Collar 95-110 ETF (6)
Global X MSCI SuperDividend® EAFE ETF (1)	Global X S&P 500® Tail Risk ETF (6)
Global X S&P 500® Catholic Values ETF (1)	Global X S&P 500® Collar 95-110 ETF (6)
Global X E-commerce ETF (1)	Global X S&P 500® Risk Managed Income ETF (6)
Global X Russell 2000 Covered Call ETF (1)

Report of Independent Registered Public Accounting Firm

(1)
Statement of operations for the year ended October 31, 2021, statements of changes in net assets for each of the two years in the period ended October 31, 2021 and financial highlights for each of the periods indicated therein

(2)
Statement of operations for the year ended October 31, 2021, statements of changes in net assets for each of the two years in the period ended October 31, 2021 and financial highlights for each of the three years in the period ended October 31, 2021

(3)
Statement of operations for the year ended October 31, 2021 and statements of changes in net assets and financial highlights for the year ended October 31, 2021 and the period June 22, 2020 (commencement of operations) through October 31, 2020

(4)
Statement of operations for the year ended October 31, 2021 and statements of changes in net assets and financial highlights for the year ended October 31, 2021 and the period September 18, 2020 (commencement of operations) through October 31, 2020

(5)	Statement of operations, statement of changes in net assets and financial highlights for the period November 9, 2020 (commencement of operations) through October 31, 2021
(6)	Statement of operations, statement of changes in net assets and financial highlights for the period August 25, 2021 (commencement of operations) through October 31, 2021

The financial statements of Global X S&P 500® Covered Call ETF and Global X NASDAQ 100® Covered Call ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 28, 2021
We have served as the auditor of one or more investment companies in the Global X  Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2020 through October 31, 2021).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Social Media ETF
Actual Fund Return	$1,000.00	$885.90	0.65%	$3.09
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,434.10	0.75%	$4.60
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$900.10	0.50%	$2.39
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$957.20	0.59%	$2.91
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,048.20	0.45%	$2.32
Hypothetical 5% Return	1,000.00	1,022.94	0.45	2.29

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,008.00	0.57%	$2.88
Hypothetical 5% Return	1,000.00	1,022.33	0.57	2.91

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$971.10	0.75%	$3.73
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,010.40	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,068.70	0.60%	$3.13
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,102.10	0.60%	$3.18
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1,078.00	0.50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,106.00	0.60%	$3.18
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,099.60	0.60%	$3.18
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,033.00	0.58%	$2.97
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$1,073.20	0.65%	$3.40
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,103.80	0.29%	$1.54
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$1,039.20	0.35%	$1.80
Hypothetical 5% Return	1,000.00	1,023.44	0.35	1.79

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,055.20	0.75%	$3.89
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82

Global X Emerging Markets Internet & E-commerce ETF
Actual Fund Return	$1,000.00	$759.80	0.65%	$2.88
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X S&P 500® Tail Risk ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.64%	$1.17
Hypothetical 5% Return	1,000.00	1,008.00	0.64	1.18

Global X S&P 500® Risk Managed Income ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$1.19
Hypothetical 5% Return	1,000.00	1,007.99	0.65	1.20

Global X S&P 500® Collar 95-110 ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$1.19
Hypothetical 5% Return	1,000.00	1,007.99	0.65	1.20

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X NASDAQ 100® Tail Risk ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.64%	$1.17
Hypothetical 5% Return	1,000.00	1,008.00	0.64	1.18

Global X NASDAQ 100® Risk Managed Income ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$1.19
Hypothetical 5% Return	1,000.00	1,007.99	0.65	1.20

Global X NASDAQ 100® Collar 95-110 ETF(2)
Actual Fund Return	$1,000.00	$1,000.00	0.65%	$1.19
Hypothetical 5% Return	1,000.00	1,007.99	0.65	1.20

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 67/365 (to reflect the one-half year period), unless otherwise note.

Liquidity Risk Management Program (unaudited)

Pursuant  to  Rule  22e-4  under  the  1940  Act,  the  Funds’  investment  adviser  has  adopted,  and  the  Board  has  approved,  a  liquidity  risk  management  program  (the  “Program”)  to  govern  the  Funds’  approach  to  managing  liquidity  risk.  The  Program  is  overseen  by  the  Funds’  Liquidity  Risk  Management  Committee  (the  “Committee”),  and  the  Program’s  principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee  addressing  the  operations  of  the  Program  and  assessing  its  adequacy  and  effectiveness  of  implementation  for  the  period  from  January  1,  2020  through  December  31,  2020.  The  Committee’s  report  noted  that  the  Committee  had  determined  that  the  Program  is  reasonably  designed  to  assess  and  manage  each  Fund’s  liquidity  risk  and  operated adequately and effectively to manage each Fund’s liquidity risk for the period covered  by  the  report.  The  Committee’s  report  noted  that  during  the  period  covered  by  the report, there were no liquidity events that impacted the Funds or their ability to timely meet  redemptions  without  dilution  to  existing  shareholders.  The  Committee’s  report  further  noted  that  no  material  changes  have  been  made  to  the  Program  during the period covered by the report.  In August of 2021, the Committee determined to classify the Global X MSCI Nigeria ETF (NGE) as an In-kind ETF for purposes of the Program.
There  can  be  no  assurance  that  the  Program  will  achieve  its  objectives  in  the  future.  Please  refer  to  the  prospectus  for  more  information  regarding  a  Fund’s  exposure  to  liquidity  risk  and  other  principal  risks  to  which  an  investment  in  the  Funds  may  be  subject.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
Approval of the Initial Investment Advisory and Supervision and Administration Agreements
At Board meeting of the Global X Funds (the “Trust”) held by videoconference on May 21, 20211 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Nasdaq 100 Tail Risk ETF, Global X Nasdaq 100 Risk Managed Income ETF, Global X Nasdaq 100 Collar 95-110 ETF, Global X S&P 500 Tail Risk ETF, Global X S&P 500 Risk Managed Income ETF and the Global X S&P 500 Collar ETF 95-110 ETF (“New Funds”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Funds, and Global X Management. The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

1 This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (unaudited)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;
• Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;
• Global X X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;
• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and
• the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.
Performance
The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to

Approval of Investment Advisory Agreement (unaudited)

the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;
• The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and
• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.
Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
• comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;
• the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with

Approval of Investment Advisory Agreement (unaudited)

respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and
• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
• the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;
• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and
• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Approval of Investment Advisory Agreement (unaudited)

Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.
Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) Duringthe Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	97 (88 of which are operational)	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)
Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer)
			97 (88 of which are operational)	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018)
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)
97 (88 of which are operational)
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017)

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2021.
Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	97 (88 of which are operational)	None
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officerand Chief FinancialOfficer (since 12/2020)
Chief Operating Officerand Head of PortfolioManagement & PortfolioAdministration, GXMC(since 12/2020);Portfolio Manager (since12/2020); Secretary ofthe Trust(3/2020-9/2020); Headof Product Management,GXMC (since 1/2020);Consultant to GXMC(9/2018-12/2019); ChiefOperating Officer, RexShares, LLC(2014-2018)
			N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	N/A	N/A
Eric Griffith[2] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	N/A	N/A

Trustees and Officers of the Trust (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015)	N/A	N/A
Eric Olsen[2] One Freedom Valley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021 )	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Social Media ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global Global X Lithium & Battery Tech ETF	0.00%	0.00%	100.00%	100.00%	19.85%	92.49%
Global X E-Commerce ETF	0.00%	0.00%	100.00%	100.00%	62.77%	63.71%
Global X Emerging Markets Internet & E-commerce ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF	0.00%	0.00%	100.00%	100.00%	1.76%	37.10%
Global X SuperDividend® U.S. ETF	11.67%	0.00%	88.33%	100.00%	52.86%	53.90%
Global X MSCI SuperDividend® EAFE ETF	0.00%	0.00%	100.00%	100.00%	0.00%	85.60%
Global X MSCI SuperDividend® Emerging Markets ETF	0.00%	0.00%	100.00%	100.00%	0.00%	56.80%
Global X SuperDividend® REIT ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.00%	100.00%	100.00%	72.35%	73.42%
Global X Renewable Energy Producers ETF	0.00%	8.32%	91.68%	100.00%	7.21%	87.07%
Global X S&P 500® Catholic Values ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.00%	0.00%	100.00%	100.00%	0.00%	69.68%
Global X Guru® Index ETF	0.00%	0.00%	100.00%	100.00%	63.05%	63.53%
Global X S&P 500® Tail Risk ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Notice to Shareholders (unaudited)

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X NASDAQ 100® Tail Risk ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Social Media ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Lithium & Battery Tech ETF	0.00%	0.01%	0.00%	0.00%	36.32%
Global X E-Commerce ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Emerging Markets Internet & E-commerce ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF	0.00%	0.00%	0.00%	8.30%	3.28%
Global X SuperDividend® U.S. ETF	0.00%	3.29%	0.00%	8.97%	0.00%
Global X MSCI SuperDividend® EAFE ETF	0.00%	0.00%	0.00%	0.00%	9.02%
Global X MSCI SuperDividend® Emerging Markets ETF	0.00%	0.00%	0.00%	0.00%	16.66%
Global X SuperDividend® REIT ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call & Growth ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.33%	0.00%	0.00%	0.00%
Global X Renewable Energy Producers ETF	0.00%	0.00%	0.00%	0.00%	13.07%
Global X S&P 500® Catholic Values ETF	0.00%	0.01%	0.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.00%	0.00%	0.00%	0.00%	11.56%
Global X Guru® Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Tail Risk ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF	0.00%	0.00%	0.00%	0.00%	0.00%

Notice to Shareholders (unaudited)

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)
The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2021 the total amount of foreign source income and foreign tax credit are as follows:

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2021 the total amount of foreign source income and foreign tax credit are as follows:
	Foreign Tax Paid	Foreign Source Income
Global X Lithium & Battery Tech ETF	$2,633,829	$9,921,868
Global X SuperDividend® ETF	2,222,780	40,353,556
Global X MSCI SuperDividend® EAFE ETF	53,751	660,547
Global X MSCI SuperDividend® Emerging Markets ETF	565,962	4,456,745
Global X Renewable Energy Producers ETF	278,999	2,125,735
Global X S&P Catholic Values Developed ex-U.S. ETF	7,751	85,327

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099- DIV.

Notes

Notes

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX-AR-003-1100

Item 2.    Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3.      Audit Committee Financial Expert.
(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).
Item 4.      Principal Accountant Fees and Services.
Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.
PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:
		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$330,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):
	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.
(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $330,942, respectively.
(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5.      Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.
Item 6.      Investments.
Not applicable.
Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8.      Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10.    Submission of Matters to a Vote of Security Holders.
There have been no material changes.

Item 11.     Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 13.     Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: January 6, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2022